UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

U.S. Minimum Volatility ETF ETF Shares - VFMV

U.S. Momentum Factor ETF ETF Shares - VFMO

U.S. Multifactor Fund Admiral™ Shares - VFMFX

U.S. Quality Factor ETF ETF Shares - VFQY

U.S. Value Factor ETF ETF Shares - VFVA

U.S. Multifactor ETF ETF Shares - VFMF

Short-Term Tax-Exempt Bond ETF ETF Shares - VTES

Vanguard U.S. Minimum Volatility ETF

ETF Shares (VFMV) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$426
Number of Portfolio Holdings	188
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Consumer Discretionary	11.7%
Consumer Staples	7.5%
Energy	6.0%
Financials	8.0%
Health Care	8.8%
Industrials	6.8%
Real Estate	6.1%
Technology	30.1%
Telecommunications	6.9%
Utilities	7.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4419

Vanguard U.S. Momentum Factor ETF

ETF Shares (VFMO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,718
Number of Portfolio Holdings	713
Portfolio Turnover Rate	41%

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	6.2%
Consumer Discretionary	7.9%
Consumer Staples	2.3%
Energy	14.4%
Financials	5.0%
Health Care	18.5%
Industrials	20.3%
Technology	22.0%
Telecommunications	3.1%
Utilities	0.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4418

Vanguard U.S. Multifactor Fund

Admiral™ Shares (VFMFX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$278
Number of Portfolio Holdings	588
Portfolio Turnover Rate	43%

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	3.2%
Consumer Discretionary	16.7%
Consumer Staples	6.0%
Energy	10.4%
Financials	24.8%
Health Care	13.0%
Industrials	11.5%
Real Estate	0.2%
Technology	11.9%
Telecommunications	3.0%
Other Assets and Liabilities—Net	(0.7%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR516

Vanguard U.S. Quality Factor ETF

ETF Shares (VFQY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$463
Number of Portfolio Holdings	447
Portfolio Turnover Rate	20%

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	2.6%
Consumer Discretionary	19.5%
Consumer Staples	4.0%
Energy	2.2%
Financials	15.3%
Health Care	9.1%
Industrials	23.0%
Technology	22.0%
Telecommunications	2.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4417

Vanguard U.S. Value Factor ETF

ETF Shares (VFVA) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$826
Number of Portfolio Holdings	652
Portfolio Turnover Rate	26%

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	2.4%
Consumer Discretionary	18.4%
Consumer Staples	6.6%
Energy	7.5%
Financials	23.4%
Health Care	14.7%
Industrials	10.7%
Real Estate	0.3%
Technology	12.5%
Telecommunications	3.1%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4416

Vanguard U.S. Multifactor ETF

ETF Shares (VFMF) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$643
Number of Portfolio Holdings	616
Portfolio Turnover Rate	21%

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	3.2%
Consumer Discretionary	16.9%
Consumer Staples	5.8%
Energy	10.2%
Financials	23.3%
Health Care	13.8%
Industrials	11.6%
Real Estate	0.2%
Technology	11.8%
Telecommunications	3.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4421

Vanguard Short-Term Tax-Exempt Bond ETF

ETF Shares (VTES) NYSE Arca

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,996
Number of Portfolio Holdings	3,288
Portfolio Turnover Rate	6%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	14.1%
1 to 3 Years	28.6%
3 to 5 Years	28.6%
5 to 10 Years	27.3%
10 to 20 Years	0.2%
20 to 30 Years	0.0%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV014

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard U.S. Minimum Volatility ETF

Contents
Financial Statements	1

U.S. Minimum Volatility ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Consumer Discretionary (11.7%)
	Ross Stores Inc.	27,058	6,270
	Costco Wholesale Corp.	5,992	5,730
	TJX Cos. Inc.	35,662	5,519
*	Atlanta Braves Holdings Inc. Class C	96,016	4,762
	Hilton Worldwide Holdings Inc.	13,612	4,460
	News Corp. Class A	105,362	2,750
	Fox Corp. Class B	46,753	2,683
*	O'Reilly Automotive Inc.	29,873	2,595
	eBay Inc.	20,934	2,288
	Walmart Inc.	15,924	1,843
	New York Times Co. Class A	23,986	1,804
	TKO Group Holdings Inc.	8,483	1,741
*	Atlanta Braves Holdings Inc. Class A	29,116	1,561
	Rollins Inc.	27,002	1,285
	Walt Disney Co.	11,231	1,144
	McDonald's Corp.	3,600	1,005
*	Ollie's Bargain Outlet Holdings Inc.	7,047	575
	Carriage Services Inc.	13,403	552
*	Knowles Corp.	12,065	451
*	Amazon.com Inc.	1,658	449
	News Corp. Class B	7,101	212
	Dillard's Inc. Class A	340	201
	Service Corp. International	1,772	133
*	Laureate Education Inc.	2,987	96
			50,109
Consumer Staples (7.5%)
	Coca-Cola Co.	76,549	6,048
*	Monster Beverage Corp.	55,080	4,851
	Ingredion Inc.	47,198	4,788
	Altria Group Inc.	53,223	3,703
	Procter & Gamble Co.	24,680	3,543
	Church & Dwight Co. Inc.	35,969	3,440
	McKesson Corp.	3,088	2,293
	Fresh Del Monte Produce Inc.	48,003	1,543
	Cencora Inc.	3,466	933
	Universal Corp.	5,959	309
	Mondelez International Inc. Class A	3,968	243
	Tootsie Roll Industries Inc.	3,771	142
			31,836
Energy (6.0%)
	Chevron Corp.	35,094	6,403
	Exxon Mobil Corp.	43,464	6,314
*	First Solar Inc.	9,278	2,846
	EOG Resources Inc.	21,073	2,811
	Cheniere Energy Inc.	11,429	2,570
	Kinder Morgan Inc.	76,712	2,384
	DT Midstream Inc.	8,767	1,227
	W&T Offshore Inc.	136,117	501
	Williams Cos. Inc.	5,874	419
	Antero Midstream Corp.	11,956	251
*	Par Pacific Holdings Inc.	1,330	75
			25,801
Financials (8.0%)
*	Berkshire Hathaway Inc. Class B	11,905	5,649
	Loews Corp.	53,507	5,541
	Chubb Ltd.	15,040	4,688
	CME Group Inc.	15,815	4,326
*	Markel Group Inc.	1,592	2,890
1

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	Willis Towers Watson plc	8,114	2,026
	SEI Investments Co.	19,662	1,728
	Marsh & McLennan Cos. Inc.	9,187	1,470
	White Mountains Insurance Group Ltd.	393	811
	US Bancorp	13,667	750
	Bank of America Corp. (XNYS)	11,086	572
	City Holding Co.	3,948	491
	Travelers Cos. Inc.	1,546	451
	Aflac Inc.	3,697	416
	Bank of NT Butterfield & Son Ltd.	6,402	361
	Orrstown Financial Services Inc.	8,120	301
	German American Bancorp Inc.	6,297	275
	Safety Insurance Group Inc.	3,884	273
*	FB Bancorp Inc.	16,664	232
	W R Berkley Corp.	3,563	226
	CoastalSouth Bancshares Inc.	5,119	131
	Intercontinental Exchange Inc.	748	111
	Donegal Group Inc. Class A	5,976	101
	JPMorgan Chase & Co. (XYNS)	286	86
			33,906
Health Care (8.8%)
	Johnson & Johnson	28,394	6,398
	Royalty Pharma plc Class A	98,742	5,506
	Ensign Group Inc.	28,304	4,745
	Cardinal Health Inc.	23,717	4,668
	Abbott Laboratories	27,862	2,385
	Encompass Health Corp.	22,003	2,329
*	Innoviva Inc.	84,775	1,816
	Medtronic plc	21,916	1,618
	Becton Dickinson & Co.	10,309	1,517
	STERIS plc	6,491	1,381
*	Indivior Pharmaceuticals Inc.	29,098	1,048
	AbbVie Inc.	4,723	1,028
	Quest Diagnostics Inc.	4,307	839
	HealthStream Inc.	28,839	720
*	Boston Scientific Corp.	10,825	523
	Chemed Corp.	1,088	464
*	Prestige Consumer Healthcare Inc.	7,246	344
			37,329
Industrials (6.8%)
	AMETEK Inc.	23,068	5,210
*	Trimble Inc.	87,364	4,928
	General Dynamics Corp.	13,910	4,824
	Cintas Corp.	22,103	3,785
*	Teledyne Technologies Inc.	3,573	2,215
	RTX Corp.	10,866	1,952
*	Keysight Technologies Inc.	3,492	1,182
	Veralto Corp.	10,740	883
	Ennis Inc.	31,041	635
	Lockheed Martin Corp.	1,103	585
	Visa Inc. Class A (XNYS)	1,758	574
	Parker-Hannifin Corp.	520	439
	Johnson Controls International plc	3,182	427
	Nordson Corp.	1,362	391
	GPGI Inc. Class A	31,249	380
	Mastercard Inc. Class A	704	348
	Northrop Grumman Corp.	417	235
			28,993
Real Estate (6.1%)
	LTC Properties Inc.	117,214	4,385
	Realty Income Corp.	61,961	3,797
	Four Corners Property Trust Inc.	111,290	2,771
	Simon Property Group Inc.	13,004	2,665
	Ventas Inc.	31,064	2,622
	Phillips Edison & Co. Inc.	65,204	2,618
	Agree Realty Corp.	30,172	2,237
	Getty Realty Corp.	52,496	1,708
	Postal Realty Trust Inc. Class A	39,651	913
	STAG Industrial Inc.	14,949	566
2

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	InvenTrust Properties Corp.	15,744	522
	First Industrial Realty Trust Inc.	7,276	450
	Prologis Inc.	2,629	377
	Welltower Inc.	1,370	281
	EastGroup Properties Inc.	721	146
			26,058
Technology (30.1%)
	QUALCOMM Inc.	30,120	7,561
	Microsoft Corp.	15,532	6,993
	Apple Inc.	21,490	6,706
	Texas Instruments Inc.	21,463	6,561
*	Cirrus Logic Inc.	38,041	6,465
	Analog Devices Inc.	15,087	6,244
	NVIDIA Corp.	28,687	6,057
	Roper Technologies Inc.	18,297	5,956
	Alphabet Inc. Class C	14,920	5,616
	Dolby Laboratories Inc. Class A	99,397	5,547
*	PTC Inc.	39,704	5,508
*	Diebold Nixdorf Inc.	64,339	5,221
	Meta Platforms Inc. Class A	8,212	5,194
	Lam Research Corp.	13,151	4,184
	Skyworks Solutions Inc.	53,563	4,170
	Broadcom Inc.	9,131	4,080
	Universal Display Corp.	34,566	3,184
	HP Inc.	117,527	3,178
	Monolithic Power Systems Inc.	2,000	3,132
*	Autodesk Inc.	12,386	2,865
	Amdocs Ltd.	42,952	2,705
	NVE Corp.	26,102	2,556
	International Business Machines Corp.	8,399	2,501
*	Cargurus Inc.	73,082	2,182
	NetApp Inc. (XNGS)	12,423	2,165
	Match Group Inc.	52,381	1,893
*	Yelp Inc.	81,128	1,850
*	Grindr Inc.	144,079	1,801
	KLA Corp.	677	1,301
*	Box Inc. Class A	43,799	1,181
*	Alarm.com Holdings Inc.	23,438	1,057
*	Yext Inc.	173,562	726
	Teradyne Inc.	1,830	685
	Alphabet Inc. Class A	1,555	591
*	IAC Inc.	6,063	272
	Hewlett Packard Enterprise Co.	6,284	271
	Power Integrations Inc.	1,462	123
*	Ziff Davis Inc.	2,057	93
*	Workiva Inc.	1,650	82
			128,457
Telecommunications (6.9%)
	Cisco Systems Inc.	60,969	7,342
	Verizon Communications Inc.	132,139	6,318
	AT&T Inc.	253,675	6,291
	Motorola Solutions Inc.	7,591	3,061
*	Vistance Networks Inc.	174,166	2,174
	T-Mobile US Inc.	11,321	2,123
	IDT Corp. Class B	28,762	1,586
	Spok Holdings Inc.	50,704	537
			29,432
Utilities (7.8%)
	Republic Services Inc.	25,478	5,107
	Duke Energy Corp.	36,141	4,436
	Southern Co.	42,194	3,884
	American Electric Power Co. Inc.	26,601	3,369
	American States Water Co.	31,627	2,444
	CenterPoint Energy Inc.	56,212	2,375
	FirstEnergy Corp.	44,419	2,061
	Waste Management Inc.	5,919	1,252
	CMS Energy Corp.	16,676	1,210
	Alliant Energy Corp.	16,710	1,197
	WEC Energy Group Inc.	10,150	1,127
3

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	MGE Energy Inc.	13,541	1,022
	Consolidated Edison Inc.	9,573	1,011
	York Water Co.	22,363	669
	Atmos Energy Corp.	3,717	629
	Evergy Inc.	6,910	567
	Ameren Corp.	3,846	415
	American Water Works Co. Inc.	2,525	311
	IDACORP Inc.	1,448	203
			33,289
Total Common Stocks (Cost $385,681)			425,210
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.667% (Cost $676)	6,761	676
Total Investments (99.9%) (Cost $386,357)			425,886
Other Assets and Liabilities—Net (0.1%)			606
Net Assets (100%)			426,492
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2026	23	874	41

See accompanying Notes, which are an integral part of the Financial Statements.
4

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $385,681)	425,210
Affiliated Issuers (Cost $676)	676
Total Investments in Securities	425,886
Investment in Vanguard	9
Cash Collateral Pledged—Futures Contracts	64
Receivables for Accrued Income	557
Variation Margin Receivable—Futures Contracts	2
Total Assets	426,518
Liabilities
Payables for Investment Securities Purchased	2
Payables to Vanguard	24
Total Liabilities	26
Net Assets	426,492
At May 31, 2026, net assets consisted of:

Paid-in Capital	371,770
Total Distributable Earnings (Loss)	54,722
Net Assets	426,492

Net Assets
Applicable to 3,025,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	426,492
Net Asset Value Per Share	$140.99

See accompanying Notes, which are an integral part of the Financial Statements.
5

U.S. Minimum Volatility ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Dividends[1]	3,470
Interest[2]	19
Securities Lending—Net	—
Total Income	3,489
Expenses
The Vanguard Group—Note C
Investment Advisory Services	66
Management and Administrative	142
Marketing and Distribution	10
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	242
Net Investment Income	3,247
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	25,709
Futures Contracts	83
Realized Net Gain (Loss)	25,792
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(594)
Futures Contracts	20
Change in Unrealized Appreciation (Depreciation)	(574)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,465
1	Dividends are net of foreign withholding taxes of less than $1.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $26,136 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,247	4,819
Realized Net Gain (Loss)	25,792	1,708
Change in Unrealized Appreciation (Depreciation)	(574)	12,707
Net Increase (Decrease) in Net Assets Resulting from Operations	28,465	19,234
Distributions
Total Distributions	(4,032)	(4,331)
Capital Share Transactions
Issued	167,105	182,621
Issued in Lieu of Cash Distributions	—	—
Redeemed	(92,775)	(23,009)
Net Increase (Decrease) from Capital Share Transactions	74,330	159,612
Total Increase (Decrease)	98,763	174,515
Net Assets
Beginning of Period	327,729	153,214
End of Period	426,492	327,729

See accompanying Notes, which are an integral part of the Financial Statements.
7

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$132.42	$127.68	$101.51	$102.91	$100.28	$87.08
Investment Operations
Net Investment Income[1]	1.181	2.436	1.838	2.373	2.160	1.374
Net Realized and Unrealized Gain (Loss) on Investments	8.935	4.559	26.142	(1.354)	2.231	13.497
Total from Investment Operations	10.116	6.995	27.980	1.019	4.391	14.871
Distributions
Dividends from Net Investment Income	(1.546)	(2.255)	(1.810)	(2.419)	(1.761)	(1.671)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.546)	(2.255)	(1.810)	(2.419)	(1.761)	(1.671)
Net Asset Value, End of Period	$140.99	$132.42	$127.68	$101.51	$102.91	$100.28
Total Return	7.72%	5.58%	27.84%	1.13%	4.46%	17.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$426	$328	$153	$93	$81	$47
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%[2]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.92%	1.61%	2.40%	2.18%	1.43%
Portfolio Turnover Rate[3]	11%	34%	39%	26%	32%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
9

U.S. Minimum Volatility ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $9,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	387,452
Gross Unrealized Appreciation	55,656
Gross Unrealized Depreciation	(17,181)
Net Unrealized Appreciation (Depreciation)	38,475
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $10,798,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $125,436,000 of investment securities and sold $41,344,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $86,306,000 and $93,390,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $1,474,000 and sales were $898,000, resulting in net realized gain of $63,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	1,240	1,465
Issued in Lieu of Cash Distributions	—	—
Redeemed	(690)	(190)
Net Increase (Decrease) in Shares Outstanding	550	1,275
10

U.S. Minimum Volatility ETF
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2026, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44192 072026
11

Financial Statements
For the six-months ended May 31, 2026
Vanguard U.S. Momentum Factor ETF

Contents
Financial Statements	1

U.S. Momentum Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (6.2%)
	Newmont Corp. (XNYS)	104,458	11,471
	Freeport-McMoRan Inc.	127,125	8,353
	Southern Copper Corp.	41,244	7,890
	Albemarle Corp.	20,763	3,663
	Carpenter Technology Corp.	7,613	3,570
	Anglogold Ashanti plc (XNYS)	34,560	3,347
*	Uranium Energy Corp.	241,800	3,330
	CF Industries Holdings Inc.	28,599	3,213
	Hecla Mining Co.	146,753	2,608
*	Energy Fuels Inc.	139,913	2,549
*	Constellium SE	73,588	2,521
	Alcoa Corp.	32,433	2,518
	Timken Co.	19,437	2,488
	Royal Gold Inc.	11,005	2,470
*	Perimeter Solutions Inc.	75,209	2,428
	Nucor Corp.	8,955	2,239
*	SSR Mining Inc. (XTSE)	67,369	2,103
*	RBC Bearings Inc.	3,624	2,073
	Mueller Industries Inc.	16,028	2,061
*	LSB Industries Inc.	156,214	1,959
*	Century Aluminum Co.	28,915	1,908
*	Perpetua Resources Corp.	69,847	1,891
*	NWPX Infrastructure Inc.	15,914	1,877
	Chemours Co.	81,584	1,808
	Tronox Holdings plc	224,684	1,786
*,1	US Antimony Corp.	195,426	1,755
	Commercial Metals Co.	22,749	1,730
	Coeur Mining Inc.	85,581	1,653
*	Novagold Resources Inc.	181,487	1,555
*	Idaho Strategic Resources Inc.	38,762	1,516
	Hexcel Corp.	16,441	1,476
	Element Solutions Inc.	33,484	1,421
	Kaiser Aluminum Corp.	7,565	1,377
	Materion Corp.	5,855	1,288
*	Compass Minerals International Inc.	34,010	1,086
*	NioCorp Developments Ltd.	180,461	1,041
	Steel Dynamics Inc.	3,573	929
*	Dakota Gold Corp.	155,763	897
*	Ingevity Corp.	13,212	896
*	Ecovyst Inc.	65,707	867
*	Ivanhoe Electric Inc.	63,238	851
*	Rayonier Advanced Materials Inc.	86,402	791
	Fastenal Co.	17,146	758
*	American Battery Technology Co.	166,183	600
*	MP Materials Corp.	8,172	529
	Mativ Holdings Inc.	36,180	321
*	US Gold Corp.	19,590	316
*	USA Rare Earth Inc.	8,673	243
*,1	Critical Metals Corp.	4,355	49
*	Contango Silver & Gold Inc.	64	1
			106,070
Consumer Discretionary (7.9%)
	General Motors Co.	148,830	12,389
	Ross Stores Inc.	27,415	6,353
	Tapestry Inc.	35,165	5,115
	Marriott International Inc. Class A	12,325	4,629
	Garrett Motion Inc.	135,526	4,440
	BorgWarner Inc. (XNYS)	60,768	4,364
	Walmart Inc.	32,294	3,738
1

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	eBay Inc.	32,750	3,579
*	Five Below Inc.	15,169	3,449
	Macy's Inc.	151,729	3,302
*	Madison Square Garden Sports Corp.	8,726	3,266
*	Viking Holdings Ltd.	34,737	3,200
	TKO Group Holdings Inc.	14,686	3,013
	Hilton Worldwide Holdings Inc.	9,078	2,974
	TJX Cos. Inc.	18,634	2,884
*	Figs Inc. Class A	234,929	2,763
*	Victoria's Secret & Co.	45,107	2,481
*	Sphere Entertainment Co.	17,879	2,476
	Ralph Lauren Corp.	6,799	2,474
	Dollar General Corp.	20,959	2,318
	Entravision Communications Corp. Class A	243,662	2,212
*	Wayfair Inc. Class A	28,522	2,061
	Dana Inc.	57,899	2,050
	Lear Corp.	13,727	1,965
	Gold.com Inc.	45,321	1,918
*	Lincoln Educational Services Corp.	41,187	1,908
	Hasbro Inc.	21,945	1,891
*	American Public Education Inc.	34,570	1,710
	Southwest Airlines Co.	39,611	1,701
*	GigaCloud Technology Inc. Class A	46,089	1,661
*	IMAX Corp.	41,579	1,650
*	Callaway Golf Co.	103,447	1,593
*	USA TODAY Co. Inc.	198,324	1,549
*	Strattec Security Corp.	16,857	1,348
	Scholastic Corp.	32,815	1,329
	Atmus Filtration Technologies Inc.	28,113	1,315
	Delta Air Lines Inc.	15,577	1,285
	Designer Brands Inc. Class A	163,708	1,264
*	Allegiant Travel Co.	13,608	1,247
	Travel & Leisure Co.	16,389	1,114
*	Rush Street Interactive Inc.	43,178	1,094
	Super Group SGHC Ltd.	85,880	1,069
*	Madison Square Garden Entertainment Corp.	14,943	1,054
	Phinia Inc.	13,578	1,049
	PriceSmart Inc.	6,152	1,046
*	Citi Trends Inc.	21,573	993
*	Lionsgate Studios Corp.	69,041	991
	Las Vegas Sands Corp.	19,281	975
*	EW Scripps Co. Class A	271,065	919
	LCI Industries	8,269	901
	Boyd Gaming Corp.	10,695	884
	Nexstar Media Group Inc.	4,851	866
	American Eagle Outfitters Inc.	53,596	847
	Kohl's Corp.	55,353	795
*	Eastman Kodak Co.	78,421	778
*	Lindblad Expeditions Holdings Inc.	30,716	705
*	Knowles Corp.	18,783	703
	Ford Motor Co.	39,916	696
*	Zumiez Inc.	27,821	685
*	Avis Budget Group Inc.	3,613	635
*	Dauch Corp.	95,404	633
*	Cooper-Standard Holdings Inc.	18,440	559
*	RealReal Inc.	53,719	518
	OneSpaWorld Holdings Ltd.	21,314	506
	Arko Corp.	61,952	481
	Standard Motor Products Inc.	11,461	449
*	iHeartMedia Inc. Class A	89,437	385
	VF Corp.	21,269	365
*	Stagwell Inc.	51,590	362
*	XPEL Inc.	7,869	360
*	Sally Beauty Holdings Inc.	22,917	304
	Expedia Group Inc.	1,223	276
*	Lands' End Inc.	4,907	58
*,1	Webtoon Entertainment Inc.	2,973	37
*	Ulta Beauty Inc.	19	10
*	Boot Barn Holdings Inc.	40	7
	Estee Lauder Cos. Inc. Class A	82	7
2

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Tesla Inc.	11	5
*	Dollar Tree Inc.	29	3
	Somnigroup International Inc.	48	3
*	National Vision Holdings Inc.	133	2
	Perdoceo Education Corp.	73	2
*	Red Cat Holdings Inc.	139	2
	Advance Auto Parts Inc.	25	1
	Monro Inc.	32	1
			134,999
Consumer Staples (2.3%)
	CVS Health Corp.	57,429	5,225
*	Darling Ingredients Inc.	64,926	3,837
	McKesson Corp.	5,044	3,745
	Bunge Global SA	30,021	3,702
	Seaboard Corp.	600	3,049
	Coca-Cola Consolidated Inc.	17,422	3,019
*	Monster Beverage Corp.	31,097	2,739
	Andersons Inc.	32,809	2,316
	Fresh Del Monte Produce Inc.	71,566	2,300
	Casey's General Stores Inc.	2,944	2,258
*	Vita Coco Co. Inc.	28,070	2,109
*	Herbalife Ltd.	138,764	1,660
	Archer-Daniels-Midland Co.	16,550	1,320
*	United Natural Foods Inc.	13,904	714
*	Mama's Creations Inc.	50,302	694
*	Guardian Pharmacy Services Inc. Class A	17,109	663
*	Seneca Foods Corp. Class A	2,836	408
	Tootsie Roll Industries Inc.	9,272	350
*	Nature's Sunshine Products Inc.	2,188	47
	Cencora Inc.	83	22
	Turning Point Brands Inc.	112	9
	Philip Morris International Inc.	31	5
			40,191
Energy (14.4%)
	Marathon Petroleum Corp.	52,475	13,054
	Phillips 66	67,029	11,789
	Exxon Mobil Corp.	73,772	10,716
	SLB Ltd.	183,983	10,036
	Chevron Corp.	51,664	9,427
	ConocoPhillips	79,578	9,070
	Williams Cos. Inc.	108,050	7,714
	TechnipFMC plc	75,358	5,156
*	Nextpower Inc. Class A	32,600	5,099
	HF Sinclair Corp.	67,836	4,741
	Halliburton Co.	118,057	4,587
	Valero Energy Corp.	18,115	4,435
	APA Corp.	113,792	4,145
	Targa Resources Corp.	15,400	3,928
	Weatherford International plc	37,678	3,905
	Ovintiv Inc. (XNYS)	68,084	3,815
	DT Midstream Inc.	26,722	3,741
	Permian Resources Corp. Class A	194,313	3,737
	EOG Resources Inc.	27,299	3,641
	Noble Corp. plc	78,015	3,626
	W&T Offshore Inc.	979,047	3,603
	Diamondback Energy Inc.	17,967	3,440
	Devon Energy Corp.	77,270	3,438
	Archrock Inc.	101,488	3,399
	Core Natural Resources Inc.	37,689	3,333
	Occidental Petroleum Corp.	58,492	3,312
*	TETRA Technologies Inc.	322,559	3,300
*	Nabors Industries Ltd. (XNYS)	33,813	3,132
	Chord Energy Corp.	23,640	3,117
*,1	T1 Energy Inc.	289,906	3,061
	Antero Midstream Corp.	144,558	3,030
	Helmerich & Payne Inc.	78,323	2,988
*	National Energy Services Reunited Corp.	122,332	2,979
	Delek US Holdings Inc.	65,547	2,918
*	Calumet Inc.	80,272	2,847
3

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	PBF Energy Inc. Class A	65,627	2,671
*	ProPetro Holding Corp.	173,186	2,643
	Kodiak Gas Services Inc.	39,433	2,636
	Peabody Energy Corp.	97,233	2,630
	Liberty Energy Inc.	89,002	2,604
*	CNX Resources Corp.	76,498	2,577
*	Transocean Ltd. (XNYS)	412,016	2,550
*	Green Plains Inc.	159,076	2,493
*	Par Pacific Holdings Inc.	44,373	2,492
	Baker Hughes Co.	37,865	2,419
*	Forum Energy Technologies Inc.	45,761	2,298
*	REX American Resources Corp.	48,610	2,273
	Kinder Morgan Inc.	72,947	2,267
	Select Water Solutions Inc.	122,813	2,202
	Patterson-UTI Energy Inc.	195,534	2,192
	Solaris Energy Infrastructure Inc.	31,259	2,174
	NOV Inc.	100,647	2,009
*	Talos Energy Inc.	131,844	1,934
*	Borr Drilling Ltd.	374,714	1,877
*	First Solar Inc.	6,099	1,871
	Murphy Oil Corp.	49,712	1,799
*	Oil States International Inc.	180,682	1,536
*	Seadrill Ltd.	31,737	1,497
	Texas Pacific Land Corp.	3,782	1,486
*	Shoals Technologies Group Inc. Class A	97,086	1,209
*	Ameresco Inc. Class A	32,362	1,164
*	Gevo Inc.	579,828	1,079
*	Alpha Metallurgical Resources Inc.	5,372	1,069
	SandRidge Energy Inc.	69,202	1,015
	EQT Corp.	18,237	1,002
*	NPK International Inc.	67,726	983
	Warrior Met Coal Inc.	10,302	974
*	Oceaneering International Inc.	23,769	909
*	Innovex International Inc.	33,742	901
	Atlas Energy Solutions Inc.	52,876	883
	Matador Resources Co.	16,336	876
*	Flotek Industries Inc.	43,526	868
	California Resources Corp.	12,968	769
*	Kosmos Energy Ltd.	265,149	742
	VAALCO Energy Inc.	133,964	699
*	Expro Group Holdings NV	46,536	687
*	Solid Power Inc.	203,082	672
*	Tidewater Inc.	9,090	668
*	Fluence Energy Inc.	30,854	583
	Flowco Holdings Inc. Class A	18,388	430
*	Plug Power Inc.	103,439	409
*	Helix Energy Solutions Group Inc.	36,867	345
	RPC Inc.	47,554	315
*	Centrus Energy Corp. Class A	66	12
*	Ramaco Resources Inc. Class A	97	2
			246,654
Financials (5.0%)
	Bank of New York Mellon Corp.	95,356	13,295
	Morgan Stanley	30,120	6,265
	US Bancorp	93,617	5,135
	Citigroup Inc. (XNYS)	39,013	4,912
	PNC Financial Services Group Inc.	17,430	3,854
	JPMorgan Chase & Co. (XYNS)	10,592	3,170
	FirstCash Holdings Inc.	14,000	3,079
	Franklin Resources Inc.	89,541	2,777
	Globe Life Inc.	17,918	2,746
*	StoneX Group Inc.	23,931	2,712
*	Encore Capital Group Inc.	32,528	2,600
	Invesco Ltd.	89,874	2,558
	Goldman Sachs Group Inc. (XYNS)	2,422	2,484
	Valley National Bancorp	172,841	2,380
	Popular Inc.	15,342	2,279
	Acadian Asset Management Inc.	29,049	2,100
	Cboe Global Markets Inc.	5,847	1,950
4

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	18,580	1,616
*	Enova International Inc.	8,487	1,371
	Ameris Bancorp	16,211	1,367
	Citizens Financial Group Inc.	20,713	1,290
	Universal Insurance Holdings Inc.	33,152	1,227
	Esquire Financial Holdings Inc.	10,876	1,195
	Metropolitan Bank Holding Corp.	12,675	1,135
*	Lemonade Inc.	18,911	1,097
	Evercore Inc. Class A	3,138	1,070
*	Heritage Insurance Holdings Inc.	43,180	936
*	Customers Bancorp Inc.	12,373	930
	Jackson Financial Inc. Class A	7,315	754
	Hamilton Insurance Group Ltd. Class B	25,128	744
	Nicolet Bankshares Inc.	5,279	740
	State Street Corp.	4,607	717
	CME Group Inc.	2,296	628
	Banco Latinoamericano de Comercio Exterior SA	10,575	590
	Northern Trust Corp.	3,516	582
*	SiriusPoint Ltd.	26,960	576
*	Riot Platforms Inc.	20,742	562
*	PRA Group Inc.	35,884	548
*	Compass Diversified Holdings	44,828	509
*	Genworth Financial Inc.	55,567	476
	Bank First Corp.	3,300	459
	Bread Financial Holdings Inc.	3,927	350
*,1	Better Home & Finance Holding Co.	7,611	222
	HCI Group Inc.	4	1
	XP Inc. Class A	27	—
			85,988
Health Care (18.5%)
	Johnson & Johnson	56,229	12,670
	Merck & Co. Inc.	95,881	11,383
*	Revolution Medicines Inc.	46,715	7,357
*	Roivant Sciences Ltd.	182,053	5,460
	Eli Lilly & Co.	4,741	5,239
*	Arrowhead Pharmaceuticals Inc.	67,223	5,237
	HCA Healthcare Inc.	13,077	4,950
*	Jazz Pharmaceuticals plc	19,561	4,626
*	Guardant Health Inc.	32,270	4,185
	Cardinal Health Inc.	21,158	4,164
*	United Therapeutics Corp.	7,435	4,140
*	Praxis Precision Medicines Inc.	11,745	4,110
*	Ionis Pharmaceuticals Inc.	50,927	3,896
*	Moderna Inc.	79,787	3,765
	Gilead Sciences Inc.	27,685	3,722
*	Vaxcyte Inc.	71,663	3,683
*	Liquidia Corp.	58,410	3,613
*	Elanco Animal Health Inc. (XNYS)	144,799	3,453
*	Axsome Therapeutics Inc.	14,304	3,354
*	Bridgebio Pharma Inc.	50,525	3,348
*	Celcuity Inc.	24,795	3,295
*	Krystal Biotech Inc.	10,597	3,275
	Amgen Inc.	9,664	3,255
*	Relay Therapeutics Inc.	230,839	3,243
*	Tango Therapeutics Inc.	146,692	3,224
*	Erasca Inc.	244,429	3,138
	Bristol-Myers Squibb Co.	54,644	3,125
*	Cytokinetics Inc.	40,586	3,115
*	Arcus Biosciences Inc.	121,164	3,070
	Viatris Inc.	187,618	3,051
*	Cogent Biosciences Inc.	85,339	2,983
*	Incyte Corp.	30,550	2,955
*,1	SELLAS Life Sciences Group Inc.	316,525	2,947
*	Spyre Therapeutics Inc.	39,684	2,917
*	Inhibrx Biosciences Inc.	27,554	2,866
*	BrightSpring Health Services Inc.	45,619	2,814
*	Immunome Inc.	127,656	2,787
*	Dianthus Therapeutics Inc.	29,943	2,785
*	Alumis Inc.	126,318	2,728
5

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Tyra Biosciences Inc.	81,594	2,726
*	Palvella Therapeutics Inc.	22,955	2,719
*	Protagonist Therapeutics Inc.	27,056	2,694
*	Monte Rosa Therapeutics Inc.	135,738	2,675
	Regeneron Pharmaceuticals Inc.	4,312	2,651
*	Kymera Therapeutics Inc.	32,324	2,632
*	PTC Therapeutics Inc.	35,428	2,616
*	Rapport Therapeutics Inc.	65,899	2,603
*	Kodiak Sciences Inc.	70,377	2,584
*	Halozyme Therapeutics Inc.	38,778	2,580
*	CG oncology Inc.	41,343	2,575
*	Oruka Therapeutics Inc.	43,678	2,556
*	Capricor Therapeutics Inc.	85,131	2,551
*,1	Bright Minds Biosciences Inc.	28,882	2,544
*	Annexon Inc.	451,913	2,449
*	PACS Group Inc.	64,763	2,374
*	Sionna Therapeutics Inc.	55,058	2,358
*	Biogen Inc.	11,948	2,342
*	Brookdale Senior Living Inc.	181,861	2,341
*	Madrigal Pharmaceuticals Inc.	4,690	2,332
*	Stoke Therapeutics Inc.	75,065	2,320
*	AnaptysBio Inc.	40,785	2,271
*,1	ImmunityBio Inc.	297,774	2,239
*	Indivior Pharmaceuticals Inc.	61,992	2,233
*	BioAge Labs Inc.	127,778	2,209
*	MBX Biosciences Inc.	67,904	2,137
*,1	Omeros Corp.	191,200	2,111
*	Maze Therapeutics Inc.	79,727	2,110
*	Axogen Inc.	53,279	2,103
*	Trevi Therapeutics Inc.	148,479	2,100
*	Definium Therapeutics Inc.	86,461	2,092
*	Amylyx Pharmaceuticals Inc.	145,454	2,087
*	Syndax Pharmaceuticals Inc.	104,684	2,051
*	Taysha Gene Therapies Inc.	332,492	1,952
*	Corvus Pharmaceuticals Inc.	156,977	1,948
*	Olema Pharmaceuticals Inc.	144,849	1,911
*,1	Jade Biosciences Inc.	90,592	1,906
*	Cullinan Therapeutics Inc.	114,553	1,883
*	Mirum Pharmaceuticals Inc.	18,506	1,878
*	Zymeworks Inc.	74,514	1,873
*	Ironwood Pharmaceuticals Inc.	521,040	1,860
*	Apogee Therapeutics Inc.	22,450	1,844
*	Butterfly Network Inc.	394,690	1,796
*	Illumina Inc.	10,835	1,766
*	Travere Therapeutics Inc.	37,027	1,747
*	Natera Inc.	7,532	1,682
*	Aurinia Pharmaceuticals Inc.	108,272	1,660
*	Vanda Pharmaceuticals Inc.	256,365	1,654
*	Savara Inc.	301,950	1,570
*	Tactile Systems Technology Inc.	63,152	1,554
	Ensign Group Inc.	9,075	1,521
*	Aclaris Therapeutics Inc.	325,402	1,481
*	Septerna Inc.	48,858	1,476
*	10X Genomics Inc. Class A	50,760	1,437
	Phibro Animal Health Corp. Class A	45,629	1,405
*	Oncology Institute Inc.	278,966	1,308
*	Precigen Inc.	292,277	1,268
*	Edgewise Therapeutics Inc.	35,393	1,209
*	Enliven Therapeutics Inc.	30,355	1,201
*,1	Monopar Therapeutics Inc.	18,350	1,194
*	Arcutis Biotherapeutics Inc.	55,080	1,182
*	EyePoint Inc.	86,797	1,179
*	4D Molecular Therapeutics Inc.	110,046	1,091
*	Allogene Therapeutics Inc.	496,849	1,078
*	Iovance Biotherapeutics Inc.	261,797	1,073
*	Enanta Pharmaceuticals Inc.	80,033	1,053
*	Nuvation Bio Inc.	218,055	1,042
*	Theravance Biopharma Inc.	61,529	988
*	Immunovant Inc.	28,526	950
*	UroGen Pharma Ltd.	33,104	931
6

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Mineralys Therapeutics Inc.	29,046	915
*	Dyne Therapeutics Inc.	47,064	910
*,1	Greenwich Lifesciences Inc.	34,273	897
*	Vera Therapeutics Inc.	25,265	897
*	Ligand Pharmaceuticals Inc.	3,827	888
*	ADC Therapeutics SA	256,832	873
*	Pediatrix Medical Group Inc.	40,127	864
*	Rigel Pharmaceuticals Inc.	27,549	840
*	Insmed Inc.	7,753	829
*	Disc Medicine Inc.	11,895	828
*	Medpace Holdings Inc.	1,809	809
*	Xenon Pharmaceuticals Inc.	14,319	784
*	Adaptive Biotechnologies Corp.	51,690	783
*	Vir Biotechnology Inc.	79,032	754
*	Phathom Pharmaceuticals Inc.	78,352	751
*	Lexeo Therapeutics Inc.	139,450	717
*	Castle Biosciences Inc.	31,432	663
*	Protara Therapeutics Inc.	141,979	660
*	Healthcare Services Group Inc.	31,656	652
*	Ideaya Biosciences Inc.	19,707	581
*	Supernus Pharmaceuticals Inc.	12,239	565
*	Bicara Therapeutics Inc.	25,859	562
*	Amneal Pharmaceuticals Inc.	41,218	543
*	Ardelyx Inc.	86,948	525
*	Zenas Biopharma Inc.	27,907	514
	iRadimed Corp.	5,383	488
	National HealthCare Corp.	2,546	470
*	Compass Therapeutics Inc.	194,719	463
*	Perspective Therapeutics Inc.	117,434	463
*	Rezolute Inc.	130,974	432
*	Fortrea Holdings Inc.	27,158	418
*	Design Therapeutics Inc.	39,047	409
*	Cerus Corp.	123,794	376
*	Solid Biosciences Inc.	50,645	372
*	Fulcrum Therapeutics Inc.	53,282	369
*	Tarsus Pharmaceuticals Inc.	6,187	368
*	Alignment Healthcare Inc.	22,743	348
*	Scholar Rock Holding Corp.	7,030	347
*	Emergent BioSolutions Inc.	36,036	329
*	Puma Biotechnology Inc.	16,014	115
*	Larimar Therapeutics Inc.	32,532	113
*	Xeris Biopharma Holdings Inc.	14,094	87
*	IDEXX Laboratories Inc.	94	53
*	Aquestive Therapeutics Inc.	3,644	15
*	Alnylam Pharmaceuticals Inc.	47	14
	Labcorp Holdings Inc.	55	14
*	Tenet Healthcare Corp.	65	11
*	GRAIL Inc.	58	4
*	Artivion Inc.	109	2
*	Rhythm Pharmaceuticals Inc.	19	2
*	Viridian Therapeutics Inc.	134	2
*	ACADIA Pharmaceuticals Inc.	49	1
*	Intellia Therapeutics Inc.	99	1
*	ORIC Pharmaceuticals Inc.	119	1
*	Pacific Biosciences of California Inc.	189	—
*	Arbutus Biopharma Corp.	79	—
			318,135
Industrials (20.3%)
	GE Vernova Inc.	14,343	13,889
	Caterpillar Inc. (XNYS)	15,435	13,519
	Howmet Aerospace Inc.	50,649	13,080
	FedEx Corp.	29,090	11,978
	Quanta Services Inc.	16,345	11,633
	Cummins Inc.	13,843	8,951
*	Sterling Infrastructure Inc.	8,814	7,587
	Johnson Controls International plc	55,503	7,441
	CH Robinson Worldwide Inc.	36,812	6,576
	CSX Corp.	139,253	6,303
	JB Hunt Transport Services Inc.	22,312	6,168
7

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Dycom Industries Inc.	10,429	5,319
	Northrop Grumman Corp.	9,341	5,265
	RTX Corp.	29,049	5,219
	L3Harris Technologies Inc.	16,529	5,210
	General Dynamics Corp.	14,915	5,173
	Lockheed Martin Corp.	9,651	5,119
*	XPO Inc.	22,443	4,808
*	Bloom Energy Corp. Class A	15,479	4,412
*	ATI Inc.	24,253	4,248
*	MasTec Inc.	10,849	4,105
	Parker-Hannifin Corp.	4,763	4,023
	Ryder System Inc.	15,839	3,973
*	Modine Manufacturing Co.	13,921	3,883
	Littelfuse Inc.	8,068	3,767
*	Planet Labs PBC	70,452	3,603
	MKS Inc.	11,077	3,592
*	Vicor Corp.	10,597	3,548
	Curtiss-Wright Corp.	4,713	3,524
	Comfort Systems USA Inc.	1,887	3,450
*	Rocket Lab Corp.	23,746	3,407
	Nordson Corp.	11,339	3,258
	Synchrony Financial	43,954	3,140
	FTAI Aviation Ltd.	11,656	3,035
	Oshkosh Corp.	23,291	3,028
	Deere & Co.	5,425	2,941
	Argan Inc.	4,276	2,852
*	Keysight Technologies Inc.	8,398	2,841
	Woodward Inc.	7,975	2,792
	International Seaways Inc.	35,120	2,711
	Bel Fuse Inc. Class B	9,316	2,557
*	API Group Corp.	62,059	2,544
*	Amprius Technologies Inc.	123,506	2,505
	Nordic American Tankers Ltd.	472,441	2,433
	Arcosa Inc.	19,014	2,410
	Scorpio Tankers Inc.	31,920	2,378
	Donaldson Co. Inc.	28,989	2,373
*	Vishay Precision Group Inc.	18,824	2,359
*	IES Holdings Inc.	3,425	2,323
*	Frequency Electronics Inc.	30,574	2,320
	Toro Co.	25,653	2,306
	DHT Holdings Inc.	140,126	2,287
*	Resolute Holdings Management Inc.	19,162	2,280
*	Teledyne Technologies Inc.	3,670	2,275
	ArcBest Corp.	16,579	2,266
	Huntington Ingalls Industries Inc.	7,321	2,256
	EnerSys	9,876	2,251
	ESCO Technologies Inc.	7,423	2,167
*	Astronics Corp.	24,523	2,134
	Watts Water Technologies Inc. Class A	6,854	2,118
	Granite Construction Inc.	15,350	2,101
*	CECO Environmental Corp.	27,966	2,090
*	Target Hospitality Corp.	119,642	2,077
	Zurn Elkay Water Solutions Corp.	43,631	2,051
	WESCO International Inc.	5,668	2,047
	Valmont Industries Inc.	3,834	1,993
	Primoris Services Corp.	15,833	1,992
	Allient Inc.	23,277	1,843
	DuPont de Nemours Inc.	37,312	1,807
*	Cimpress plc	18,268	1,801
	Teekay Tankers Ltd. Class A	24,743	1,741
	Bel Fuse Inc. Class A	7,003	1,715
	General Electric Co.	5,276	1,708
	Powell Industries Inc.	5,940	1,689
*	Mercury Systems Inc.	15,071	1,683
	Myers Industries Inc.	70,261	1,602
	Rockwell Automation Inc.	3,537	1,595
	nVent Electric plc	9,517	1,589
*	Graham Corp.	14,678	1,470
*	SPX Technologies Inc.	6,727	1,458
*	Ducommun Inc.	9,535	1,451
8

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Lincoln Electric Holdings Inc.	5,561	1,437
*	CryoPort Inc.	87,792	1,377
	Teekay Corp. Ltd.	116,125	1,332
	Flowserve Corp.	17,363	1,311
	Expeditors International of Washington Inc.	8,283	1,309
	Installed Building Products Inc.	6,094	1,280
*	Resideo Technologies Inc.	40,801	1,276
	AZZ Inc.	9,338	1,265
	Federal Signal Corp.	11,726	1,251
*	BlackSky Technology Inc.	25,487	1,235
	Dorian LPG Ltd.	30,416	1,223
	Helios Technologies Inc.	14,666	1,219
	Deluxe Corp.	49,909	1,212
	Costamare Inc.	78,657	1,210
	Moog Inc. Class A	3,353	1,207
*	Everus Construction Group Inc.	7,454	1,109
*	Satellogic Inc. Class A	116,596	1,109
	Tutor Perini Corp.	14,966	1,070
	Preformed Line Products Co.	2,835	1,048
	AGCO Corp.	9,097	1,021
*	Vestis Corp.	68,496	885
	Douglas Dynamics Inc.	19,775	881
	National Presto Industries Inc.	6,947	879
*	Proto Labs Inc.	11,476	869
*	Intuitive Machines Inc.	19,396	850
	Enpro Inc.	2,665	818
	Astec Industries Inc.	15,677	790
*	AAR Corp.	6,864	773
*	DXP Enterprises Inc.	5,048	732
	Ferguson Enterprises Inc.	3,077	695
	Gorman-Rupp Co.	9,078	680
	Safe Bulkers Inc.	107,594	672
*	Centuri Holdings Inc.	21,699	667
	TriMas Corp.	15,990	654
	Kennametal Inc.	19,210	630
	Knight-Swift Transportation Holdings Inc.	7,853	594
	Cognex Corp.	8,289	546
*	MYR Group Inc.	1,171	545
	Covenant Logistics Group Inc.	13,197	524
*	Custom Truck One Source Inc.	54,317	520
	SFL Corp. Ltd.	44,078	487
*	Orion Group Holdings Inc.	34,625	476
*	Strata Critical Medical Inc.	68,729	434
*	FLEX LNG Ltd.	14,572	434
	Ardmore Shipping Corp.	25,972	418
*	Saia Inc.	872	412
	EMCOR Group Inc.	490	405
	Brunswick Corp.	4,783	401
*	Blue Bird Corp.	5,740	389
*	Himalaya Shipping Ltd.	25,522	376
	ITT Inc.	1,832	357
*	Generac Holdings Inc.	1,273	354
	Park Aerospace Corp.	11,085	353
	Regal Rexnord Corp.	1,736	350
	Ardagh Metal Packaging SA	45,003	181
	BWX Technologies Inc.	73	14
	JBT Marel Corp.	93	13
*	Willdan Group Inc.	111	10
	VSE Corp.	48	9
	Armstrong World Industries Inc.	41	7
	Brink's Co.	69	7
	Patrick Industries Inc.	82	7
*	Karman Holdings Inc.	98	6
*	Kratos Defense & Security Solutions Inc.	73	5
*	OSI Systems Inc.	23	5
*	Power Solutions International Inc.	87	4
*	Construction Partners Inc. Class A	18	2
	GPGI Inc. Class A	155	2
*	GXO Logistics Inc.	25	1
*	Evolv Technologies Holdings Inc.	81	1
9

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*,1	Richtech Robotics Inc. Class B	194	1
			348,042
Technology (22.0%)
	Micron Technology Inc.	21,024	20,414
*	Advanced Micro Devices Inc.	39,494	20,383
*	Intel Corp.	158,212	18,144
	Western Digital Corp.	30,608	16,259
	Alphabet Inc. Class A	42,041	15,990
	KLA Corp.	8,201	15,760
	Applied Materials Inc.	33,674	15,155
	Lam Research Corp.	47,175	15,010
	Corning Inc.	78,521	14,225
	Vertiv Holdings Co. Class A	44,430	14,027
	Marvell Technology Inc.	59,511	12,200
	Amphenol Corp. Class A	76,551	11,388
	Alphabet Inc. Class C	27,121	10,209
	Analog Devices Inc.	19,446	8,048
*	SiTime Corp.	8,864	6,295
*	Sanmina Corp.	23,421	6,083
*	Sandisk Corp.	3,484	5,905
*	Flex Ltd.	35,337	5,328
*	TTM Technologies Inc.	27,922	4,851
*	MACOM Technology Solutions Holdings Inc.	12,470	4,547
	Amkor Technology Inc.	65,204	4,536
*	DigitalOcean Holdings Inc.	28,470	4,440
*	Rambus Inc.	30,130	4,383
*	Applied Digital Corp.	88,342	4,177
*	FormFactor Inc.	33,495	4,173
*	Lattice Semiconductor Corp.	28,048	4,125
	Teradyne Inc.	10,804	4,044
	Texas Instruments Inc.	12,652	3,867
*	Coherent Corp.	10,430	3,770
*	Cohu Inc.	70,743	3,732
*	Hut 8 Corp.	29,191	3,644
*	Terawulf Inc.	141,716	3,622
*	ACM Research Inc. Class A	39,718	3,438
*	Fabrinet	5,206	3,406
	Jabil Inc.	8,695	3,170
	Advanced Energy Industries Inc.	10,487	3,169
*	Onto Innovation Inc.	12,196	3,149
*	Semtech Corp.	19,794	3,019
	Kulicke & Soffa Industries Inc.	29,345	2,990
*	Aehr Test Systems	31,486	2,907
*	Navitas Semiconductor Corp.	105,250	2,800
*	Ultra Clean Holdings Inc.	31,924	2,732
*	Ichor Holdings Ltd.	37,171	2,658
	TD SYNNEX Corp.	10,144	2,650
	Broadcom Inc.	5,902	2,637
*	Credo Technology Group Holding Ltd.	10,658	2,516
*	Cloudflare Inc. Class A	9,996	2,417
*	Cipher Digital Inc.	102,062	2,414
	Monolithic Power Systems Inc.	1,491	2,335
	Avnet Inc.	26,764	2,327
*	nLight Inc.	30,326	2,248
*	Fastly Inc. Class A	120,967	2,149
*	Arrow Electronics Inc.	9,777	2,098
*	Arteris Inc.	58,279	2,095
	Dell Technologies Inc. Class C	4,581	1,928
*	ON Semiconductor Corp.	15,815	1,908
	Benchmark Electronics Inc.	21,499	1,816
*	MaxLinear Inc.	19,233	1,787
*	Photronics Inc.	46,803	1,514
*	Kopin Corp.	261,870	1,495
*	MongoDB Inc.	4,150	1,393
*	Rackspace Technology Inc.	255,224	1,320
*	PDF Solutions Inc.	26,797	1,309
	Adeia Inc.	48,318	1,291
	Ingram Micro Holding Corp.	43,192	1,220
*	Astera Labs Inc.	3,272	1,122
10

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Entegris Inc.	7,744	1,075
*	Diodes Inc.	9,925	1,045
	Clear Secure Inc. Class A	17,338	961
*	Alpha & Omega Semiconductor Ltd.	19,305	875
*	GLOBALFOUNDRIES Inc.	10,689	855
*	NetScout Systems Inc.	19,984	832
*	Bandwidth Inc. Class A	12,434	808
*	Axcelis Technologies Inc.	5,326	801
*	Xometry Inc. Class A	8,211	782
*	Kimball Electronics Inc.	22,519	584
*	Daktronics Inc.	26,136	540
*	Core Scientific Inc.	19,966	536
*	Diebold Nixdorf Inc.	6,287	510
*	Aeluma Inc.	22,700	490
*	Plexus Corp.	1,526	410
	Vishay Intertechnology Inc.	7,199	375
*	Atomera Inc.	33,897	338
*	CACI International Inc. Class A	49	25
*	D-Wave Quantum Inc.	137	4
*	Rigetti Computing Inc.	108	3
			378,010
Telecommunications (3.1%)
	Millicom International Cellular SA	88,392	7,545
*	Ciena Corp.	9,789	5,680
	Cisco Systems Inc.	40,240	4,846
*	EchoStar Corp. Class A	32,902	4,251
*	Lumentum Holdings Inc.	4,730	4,044
	Ubiquiti Inc.	6,685	3,903
*	Lumen Technologies Inc.	348,339	3,828
*	Viavi Solutions Inc.	63,477	3,082
*	Arista Networks Inc.	18,055	2,879
*	Viasat Inc.	32,921	2,654
*	Vistance Networks Inc.	198,223	2,474
*	Applied Optoelectronics Inc.	14,882	2,358
	InterDigital Inc.	7,620	1,921
	Verizon Communications Inc.	30,259	1,447
*	ADTRAN Holdings Inc.	71,550	1,184
*	Digi International Inc.	10,539	704
	Uniti Group Inc.	43,955	493
*	Liberty Latin America Ltd. Class C	40,720	334
*	AST SpaceMobile Inc.	850	96
			53,723
Utilities (0.0%)
	Excelerate Energy Inc. Class A	17,238	568
Total Common Stocks (Cost $1,315,841)			1,712,380
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $28,495)	284,984	28,495
Total Investments (101.3%) (Cost $1,344,336)			1,740,875
Other Assets and Liabilities—Net (-1.3%)			(22,667)
Net Assets (100%)			1,718,208
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,470.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,887 was received for securities on loan.
11

U.S. Momentum Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	12	4,557	34
Micro E-mini S&P 500 Index	June 2026	8	304	22
				56

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,315,841)	1,712,380
Affiliated Issuers (Cost $28,495)	28,495
Total Investments in Securities	1,740,875
Investment in Vanguard	35
Cash Collateral Pledged—Futures Contracts	526
Receivables for Investment Securities Sold	4,210
Receivables for Accrued Income	1,362
Receivables for Capital Shares Issued	8,155
Variation Margin Receivable—Futures Contracts	15
Total Assets	1,755,178
Liabilities
Payables for Investment Securities Purchased	16,987
Collateral for Securities on Loan	19,887
Payables to Vanguard	96
Total Liabilities	36,970
Net Assets	1,718,208
1 Includes $18,470 of securities on loan.
At May 31, 2026, net assets consisted of:

Paid-in Capital	1,319,549
Total Distributable Earnings (Loss)	398,659
Net Assets	1,718,208

Net Assets
Applicable to 7,375,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,718,208
Net Asset Value Per Share	$232.98

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Momentum Factor ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Dividends[1]	6,331
Interest[2]	69
Securities Lending—Net	518
Total Income	6,918
Expenses
The Vanguard Group—Note C
Investment Advisory Services	241
Management and Administrative	589
Marketing and Distribution	35
Custodian Fees	—
Shareholders’ Reports	32
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	902
Net Investment Income	6,016
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	97,847
Futures Contracts	349
Realized Net Gain (Loss)	98,196
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	175,934
Futures Contracts	40
Change in Unrealized Appreciation (Depreciation)	175,974
Net Increase (Decrease) in Net Assets Resulting from Operations	280,186
1	Dividends are net of foreign withholding taxes of $41.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $62, less than $1, and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $106,468 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,016	9,875
Realized Net Gain (Loss)	98,196	72,599
Change in Unrealized Appreciation (Depreciation)	175,974	20,420
Net Increase (Decrease) in Net Assets Resulting from Operations	280,186	102,894
Distributions
Total Distributions	(3,704)	(9,944)
Capital Share Transactions
Issued	648,907	561,735
Issued in Lieu of Cash Distributions	—	—
Redeemed	(383,621)	(397,493)
Net Increase (Decrease) from Capital Share Transactions	265,286	164,242
Total Increase (Decrease)	541,768	257,192
Net Assets
Beginning of Period	1,176,440	919,248
End of Period	1,718,208	1,176,440

See accompanying Notes, which are an integral part of the Financial Statements.
15

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$192.39	$178.15	$120.30	$121.83	$132.12	$106.33
Investment Operations
Net Investment Income[1]	.897	1.628	1.301	1.232	2.072	1.227
Net Realized and Unrealized Gain (Loss) on Investments	40.269	14.275	57.668	(1.405)	(10.460)	25.325
Total from Investment Operations	41.166	15.903	58.969	(.173)	(8.388)	26.552
Distributions
Dividends from Net Investment Income	(.576)	(1.663)	(1.119)	(1.357)	(1.902)	(.762)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.576)	(1.663)	(1.119)	(1.357)	(1.902)	(.762)
Net Asset Value, End of Period	$232.98	$192.39	$178.15	$120.30	$121.83	$132.12
Total Return	21.45%	9.06%	49.23%	-0.06%	-6.27%	25.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,718	$1,176	$919	$334	$284	$191
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%[2]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.82%	0.95%	0.86%	1.07%	1.76%	0.95%
Portfolio Turnover Rate[3]	41%	100%	77%	73%	88%	103%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
17

U.S. Momentum Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,346,995
Gross Unrealized Appreciation	425,299
Gross Unrealized Depreciation	(31,363)
Net Unrealized Appreciation (Depreciation)	393,936
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $97,380,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $852,960,000 of investment securities and sold $564,932,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $363,376,000 and $385,315,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $20,330,000 and sales were $5,775,000, resulting in net realized loss of $972,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	3,015	3,205
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,755)	(2,250)
Net Increase (Decrease) in Shares Outstanding	1,260	955
18

U.S. Momentum Factor ETF
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2026, one shareholder was the record or beneficial owner of 38% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44182 072026
19

Financial Statements
For the six-months ended May 31, 2026
Vanguard U.S. Multifactor Fund

Contents
Financial Statements	1

U.S. Multifactor Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.7%)
Basic Materials (3.2%)
	Newmont Corp. (XNYS)	20,738	2,277
	Freeport-McMoRan Inc.	19,414	1,276
	Mueller Industries Inc.	8,228	1,058
	Hecla Mining Co.	34,305	610
	CF Industries Holdings Inc.	5,378	604
	Reliance Inc.	854	325
	LyondellBasell Industries NV Class A	4,833	322
	Celanese Corp.	5,963	317
	Southern Copper Corp.	1,496	286
	Alcoa Corp.	3,336	259
*	Ingevity Corp.	3,658	248
	Koppers Holdings Inc.	5,810	237
*	Constellium SE	6,771	232
	Chemours Co.	10,437	231
*	Intrepid Potash Inc.	5,673	222
	UFP Industries Inc.	1,927	156
	Scotts Miracle-Gro Co.	2,057	121
	Ashland Inc.	1,774	103
*	LSB Industries Inc.	4,507	57
			8,941
Consumer Discretionary (16.7%)
	General Motors Co.	23,456	1,952
	Walmart Inc.	15,114	1,749
*	Airbnb Inc. Class A	10,384	1,384
	Ross Stores Inc.	5,368	1,244
	Garrett Motion Inc.	34,017	1,114
	BorgWarner Inc. (XNYS)	14,122	1,014
	Tapestry Inc.	6,542	952
	Lowe's Cos. Inc.	4,275	916
	Ralph Lauren Corp.	2,348	854
	Lear Corp.	5,385	771
	Best Buy Co. Inc.	9,404	733
	Macy's Inc.	33,674	733
	Travel & Leisure Co.	10,661	725
	Delta Air Lines Inc.	8,362	690
*	Crocs Inc.	5,570	661
	Southwest Airlines Co.	14,834	637
	Target Corp.	4,702	598
	Dollar General Corp.	5,272	583
*	Frontdoor Inc.	9,255	574
	Expedia Group Inc.	2,429	548
*	United Airlines Holdings Inc.	4,695	539
	Dana Inc.	14,830	525
*	Urban Outfitters Inc.	7,201	523
	Gap Inc.	24,652	521
	Hasbro Inc.	6,028	519
*	Deckers Outdoor Corp.	4,543	517
	Movado Group Inc.	13,265	508
	Toll Brothers Inc.	3,502	485
	G-III Apparel Group Ltd.	14,669	474
	Perdoceo Education Corp.	14,193	460
	Signet Jewelers Ltd.	5,215	456
	eBay Inc.	4,095	447
*	BJ's Wholesale Club Holdings Inc.	5,128	437
*	Zumiez Inc.	17,560	433
	Boyd Gaming Corp.	5,165	427
	John Wiley & Sons Inc. Class A	9,838	414
	La-Z-Boy Inc.	10,958	412
*	Under Armour Inc. Class A	70,032	411
1

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Sally Beauty Holdings Inc.	30,895	410
	New York Times Co. Class A	5,408	407
	Williams-Sonoma Inc.	1,950	397
*	Sonos Inc.	25,050	395
*	USA TODAY Co. Inc.	48,858	382
*	SharkNinja Inc.	3,111	379
	Murphy USA Inc.	742	375
	Scholastic Corp.	9,217	373
	Phinia Inc.	4,751	367
	TJX Cos. Inc.	2,355	364
	Fox Corp. Class B	6,324	363
*	MGM Resorts International	8,242	360
*	Dollar Tree Inc.	3,044	354
	LKQ Corp.	12,635	343
	Polaris Inc.	4,719	333
	DR Horton Inc.	2,178	320
	Rush Enterprises Inc. Class A	4,614	320
	Dine Brands Global Inc.	10,109	317
*	Lands' End Inc.	26,947	317
	Dillard's Inc. Class A	533	315
	Nexstar Media Group Inc.	1,758	314
	PulteGroup Inc.	2,655	314
*	Coty Inc. Class A	145,083	309
*	MarineMax Inc.	8,871	306
*	AMC Global Media Inc.	31,511	306
*	Citi Trends Inc.	6,630	305
	Interface Inc.	10,080	298
	Build-A-Bear Workshop Inc.	7,888	294
*	Callaway Golf Co.	19,026	293
	Haverty Furniture Cos. Inc.	12,649	293
*	Ulta Beauty Inc.	575	293
*	Adient plc	12,601	288
*	Central Garden & Pet Co. Class A	8,320	284
	Global Industrial Co.	9,182	279
	Gentex Corp.	10,981	265
*	Dauch Corp.	39,790	264
	Super Group SGHC Ltd.	21,199	264
*	Aptiv plc	3,891	264
	Academy Sports & Outdoors Inc.	4,980	263
	Ethan Allen Interiors Inc.	12,333	254
	Carter's Inc.	6,353	245
	Sirius XM Holdings Inc.	8,153	241
*	Etsy Inc.	3,493	237
	Columbia Sportswear Co.	3,391	224
	Genuine Parts Co.	2,260	223
	Visteon Corp.	1,734	205
	Monarch Casino & Resort Inc.	1,696	204
*	Fox Factory Holding Corp.	10,912	197
	American Eagle Outfitters Inc.	12,211	193
*	Grand Canyon Education Inc.	1,279	192
	Johnson Outdoors Inc. Class A	4,240	190
	Oxford Industries Inc.	4,258	190
	VF Corp.	10,923	188
*	Nexxen International Ltd.	22,211	187
*	Central Garden & Pet Co.	4,832	186
*	MasterCraft Boat Holdings Inc.	7,689	179
	Upbound Group Inc.	9,275	178
	LCI Industries	1,606	175
*	Goodyear Tire & Rubber Co.	27,463	168
*	Turtle Beach Corp.	12,817	167
*	National Vision Holdings Inc.	9,791	164
	Cricut Inc. Class A	38,677	161
	Standard Motor Products Inc.	3,666	144
*	Corsair Gaming Inc.	11,576	141
*	Rush Street Interactive Inc.	5,429	138
	Playtika Holding Corp.	35,867	135
	PriceSmart Inc.	774	132
*	Stagwell Inc.	18,714	131
*	Cars.com Inc.	12,154	125
*	YETI Holdings Inc.	2,535	122
2

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Liquidity Services Inc.	3,302	120
	Fox Corp. Class A	1,770	113
	Rush Enterprises Inc. Class B	1,646	107
*	Lululemon Athletica Inc.	807	106
	Shoe Carnival Inc.	5,820	103
	Sonic Automotive Inc. Class A	1,246	103
*	Revolve Group Inc.	4,771	94
	PVH Corp.	985	92
	Wolverine World Wide Inc.	5,135	90
	Buckle Inc.	1,659	76
*	Mattel Inc.	4,801	72
*	Thryv Holdings Inc.	18,528	72
*	Five Below Inc.	288	65
*	Abercrombie & Fitch Co. Class A	813	63
	JAKKS Pacific Inc.	1,642	36
			46,555
Consumer Staples (6.0%)
	CVS Health Corp.	24,386	2,219
	Altria Group Inc.	29,601	2,059
	McKesson Corp.	2,263	1,680
	PepsiCo Inc.	10,387	1,498
	Colgate-Palmolive Co.	13,076	1,178
	Kroger Co.	12,543	779
	Albertsons Cos. Inc. Class A	45,229	706
	Weis Markets Inc.	7,824	571
	Molson Coors Beverage Co. Class B	11,611	459
	J M Smucker Co.	4,399	454
	Fresh Del Monte Produce Inc.	13,958	448
*	US Foods Holding Corp.	5,121	419
	Cal-Maine Foods Inc.	5,328	398
	Corteva Inc.	4,949	387
*	Medifast Inc.	29,108	365
*	Seneca Foods Corp. Class A	2,182	314
	Ingles Markets Inc. Class A	3,354	297
	Smithfield Foods Inc.	10,254	265
	Spectrum Brands Holdings Inc.	3,292	259
	Oil-Dri Corp. of America	3,129	240
*	Guardian Pharmacy Services Inc. Class A	5,595	217
	Archer-Daniels-Midland Co.	2,504	200
	Seaboard Corp.	39	198
*	Boston Beer Co. Inc. Class A	1,088	193
*	USANA Health Sciences Inc.	9,442	173
	Cencora Inc.	630	170
	John B Sanfilippo & Son Inc.	1,959	147
	Edgewell Personal Care Co.	8,199	144
	Sysco Corp.	1,223	93
	Hershey Co.	435	84
			16,614
Energy (10.4%)
	EOG Resources Inc.	18,266	2,436
	ConocoPhillips	17,528	1,998
	Valero Energy Corp.	6,394	1,565
	Exxon Mobil Corp.	9,765	1,418
	Marathon Petroleum Corp.	5,140	1,279
	Weatherford International plc	9,724	1,008
	World Kinect Corp.	33,880	976
	Expand Energy Corp.	9,519	885
	APA Corp.	23,934	872
	TechnipFMC plc	11,994	821
	Magnolia Oil & Gas Corp. Class A	29,034	794
	Chord Energy Corp.	5,172	682
	Range Resources Corp.	17,105	666
	Phillips 66	3,559	626
	VAALCO Energy Inc.	108,924	569
	NOV Inc.	28,483	569
*	National Energy Services Reunited Corp.	23,011	560
	Devon Energy Corp.	12,506	556
*	CNX Resources Corp.	16,410	553
*	Antero Resources Corp.	15,162	542
3

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Gulfport Energy Corp.	3,213	542
	Occidental Petroleum Corp.	9,401	532
	Matador Resources Co.	9,157	491
	EQT Corp.	8,544	469
	Permian Resources Corp. Class A	23,356	449
	Ranger Energy Services Inc. Class A	28,916	447
*	Talos Energy Inc.	28,740	422
	SandRidge Energy Inc.	28,177	413
	HF Sinclair Corp.	5,907	413
*	Forum Energy Technologies Inc.	7,370	370
	Noble Corp. plc	7,276	338
*	Infinity Natural Resources Inc. Class A	24,819	336
*	PrimeEnergy Resources Corp.	2,003	330
	Riley Exploration Permian Inc.	9,460	315
	Halliburton Co.	7,516	292
	SM Energy Co.	9,209	283
	Diversified Energy Co.	19,126	278
	Chevron Corp.	1,430	261
	Patterson-UTI Energy Inc.	22,229	249
*	Expro Group Holdings NV	16,396	242
*	Par Pacific Holdings Inc.	4,145	233
	SLB Ltd.	3,891	212
	Diamondback Energy Inc.	1,084	208
	Murphy Oil Corp.	4,418	160
	RPC Inc.	23,381	155
*	Tidewater Inc.	2,029	149
	Granite Ridge Resources Inc.	29,298	142
	Flowco Holdings Inc. Class A	5,513	129
*	Innovex International Inc.	4,548	122
*	NPK International Inc.	7,772	113
*	Alpha Metallurgical Resources Inc.	487	97
	Delek US Holdings Inc.	2,009	89
	Bristow Group Inc.	2,092	87
	Peabody Energy Corp.	2,135	58
	Ovintiv Inc. (XNYS)	930	52
	Crescent Energy Co. Class A	4,377	51
			28,904
Financials (24.8%)
	Bank of New York Mellon Corp.	18,857	2,629
	Citigroup Inc. (XNYS)	16,041	2,020
	Goldman Sachs Group Inc. (XYNS)	1,951	2,001
	Wells Fargo & Co.	23,093	1,791
	Allstate Corp.	8,510	1,754
	JPMorgan Chase & Co. (XYNS)	5,260	1,574
	Travelers Cos. Inc.	5,336	1,557
	State Street Corp.	8,197	1,276
	Truist Financial Corp.	26,295	1,268
	Northern Trust Corp.	6,972	1,153
	Bank of NT Butterfield & Son Ltd.	16,259	918
	Aflac Inc.	8,092	910
	Bank of America Corp. (XNYS)	17,324	894
	Popular Inc.	5,940	882
	Hartford Insurance Group Inc.	6,070	772
	Acadian Asset Management Inc.	10,383	751
	American International Group Inc.	9,993	742
	Enact Holdings Inc.	16,863	705
	MGIC Investment Corp.	27,812	701
	RenaissanceRe Holdings Ltd.	2,450	687
	OneMain Holdings Inc.	12,391	685
	Banco Latinoamericano de Comercio Exterior SA	12,255	684
*	Arch Capital Group Ltd.	7,589	678
	Essent Group Ltd.	11,689	677
	Axis Capital Holdings Ltd.	6,972	662
	First Horizon Corp.	26,732	648
	Community Financial System Inc.	10,131	645
	SLM Corp.	29,036	642
	Affiliated Managers Group Inc.	2,093	634
	Amalgamated Financial Corp.	15,223	631
	OFG Bancorp	13,749	626
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	CNO Financial Group Inc.	12,763	587
	First BanCorp (XNYS)	23,928	574
	East West Bancorp Inc.	4,568	560
	Cullen / Frost Bankers Inc.	3,901	529
	First Citizens BancShares Inc. Class A	266	529
	Everest Group Ltd.	1,621	525
	Citizens Financial Group Inc.	8,400	523
	Preferred Bank	5,355	513
	M&T Bank Corp.	2,371	512
	WaFd Inc.	14,022	499
	Morgan Stanley	2,386	496
	Charles Schwab Corp.	5,684	496
	OceanFirst Financial Corp.	26,287	494
	Unum Group	5,929	493
	Hanmi Financial Corp.	16,307	491
	WSFS Financial Corp.	6,763	483
*	Axos Financial Inc.	5,447	473
	International Bancshares Corp.	6,453	466
	BOK Financial Corp.	3,634	465
	Hanover Insurance Group Inc.	2,492	464
	Pelagos Insurance Capital Ltd.	21,465	463
	Hancock Whitney Corp.	6,753	460
	Old Republic International Corp.	12,310	458
	1st Source Corp.	6,092	450
*	Genworth Financial Inc.	51,845	444
	Amerant Bancorp Inc.	19,419	441
	Banc of California Inc.	22,963	441
	Primerica Inc.	1,561	421
*	SiriusPoint Ltd.	19,614	419
	Hamilton Insurance Group Ltd. Class B	14,002	415
	United Bankshares Inc.	9,531	414
	Virtu Financial Inc. Class A	8,179	410
	Ameriprise Financial Inc.	910	406
	Pathward Financial Inc.	4,920	405
	Univest Financial Corp.	10,225	403
	Midland States Bancorp Inc.	14,216	395
	Radian Group Inc.	11,569	395
	Globe Life Inc.	2,573	394
	Southside Bancshares Inc.	11,963	392
	Peoples Bancorp Inc.	10,971	382
	TrustCo Bank Corp. NY	7,297	378
	Fidelity National Financial Inc.	7,918	375
	Jackson Financial Inc. Class A	3,627	374
	Regions Financial Corp.	13,330	373
	Enterprise Financial Services Corp.	6,111	370
*	NMI Holdings Inc.	10,287	369
	Independent Bank Corp.	10,645	365
	TriCo Bancshares	7,157	364
	Central Pacific Financial Corp.	10,536	362
	Northeast Bank	2,851	358
	City Holding Co.	2,839	353
	HomeTrust Bancshares Inc.	7,561	351
	Capitol Federal Financial Inc.	44,163	343
	Westamerica BanCorp	6,178	343
	Bank of Hawaii Corp.	4,435	340
	Victory Capital Holdings Inc. Class A	4,015	339
	Universal Insurance Holdings Inc.	9,039	335
	First Busey Corp.	11,947	327
	Provident Financial Services Inc.	14,503	322
	First Financial Corp.	4,622	320
	California BanCorp	16,472	313
	First Interstate BancSystem Inc. Class A	8,503	303
	Fulton Financial Corp.	13,970	303
	Trustmark Corp.	6,835	302
	Assured Guaranty Ltd.	4,067	302
	Assurant Inc.	1,207	300
	Mercury General Corp.	3,036	298
*	Texas Capital Bancshares Inc.	2,875	286
	S&T Bancorp Inc.	6,290	284
	Great Southern Bancorp Inc.	3,944	283
5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	WisdomTree Inc.	14,813	282
	Interactive Brokers Group Inc. Class A	3,228	281
	Peapack-Gladstone Financial Corp.	6,430	278
	Valley National Bancorp	19,941	275
	Southstate Bank Corp.	2,898	275
	Employers Holdings Inc.	6,238	271
	Cathay General Bancorp	4,570	263
*	Credit Acceptance Corp.	451	259
	FirstCash Holdings Inc.	1,142	251
	Washington Trust Bancorp Inc.	7,542	246
	Ameris Bancorp	2,843	240
	Carter Bankshares Inc.	8,416	230
	Unity Bancorp Inc.	4,003	224
	Financial Institutions Inc.	6,159	223
	Origin Bancorp Inc.	4,560	217
	Banner Corp.	3,317	216
	First Commonwealth Financial Corp.	10,788	204
	Northrim BanCorp Inc.	8,204	203
	Orrstown Financial Services Inc.	5,455	203
	United Fire Group Inc.	4,487	199
	Shore Bancshares Inc.	9,402	194
	Southern Missouri Bancorp Inc.	2,814	194
	BankUnited Inc.	4,088	190
	Hilltop Holdings Inc.	4,691	177
	Camden National Corp.	3,454	173
	ChoiceOne Financial Services Inc.	5,523	173
	Community Trust Bancorp Inc.	2,549	170
*	Enova International Inc.	1,031	166
	Alerus Financial Corp.	5,515	158
	Capital City Bank Group Inc.	3,179	145
	NBT Bancorp Inc.	3,095	143
	Lakeland Financial Corp.	2,322	141
	Federal Agricultural Mortgage Corp. Class C	650	116
	Willis Towers Watson plc	436	109
	Western Alliance Bancorp	1,152	92
	Central BanCo Inc.	3,218	91
	Byline Bancorp Inc.	2,651	88
	BGC Group Inc. Class A	8,463	88
	Home Bancorp Inc.	1,336	86
	QCR Holdings Inc.	903	83
	First Hawaiian Inc.	3,039	82
	Red River Bancshares Inc.	907	82
*	Greenlight Capital Re Ltd. Class A	4,541	71
*	Onity Group Inc.	2,062	71
	MetLife Inc.	710	59
	Principal Financial Group Inc.	542	56
	American Coastal Insurance Corp.	5,336	56
			68,906
Health Care (13.0%)
	Bristol-Myers Squibb Co.	40,248	2,301
	Amgen Inc.	6,217	2,094
	Gilead Sciences Inc.	15,156	2,037
	Merck & Co. Inc.	16,940	2,011
	Regeneron Pharmaceuticals Inc.	3,193	1,963
	AbbVie Inc.	8,343	1,816
	HCA Healthcare Inc.	4,409	1,669
	Johnson & Johnson	7,054	1,590
	Pfizer Inc.	55,490	1,453
	UnitedHealth Group Inc.	2,281	868
*	Jazz Pharmaceuticals plc	3,611	854
	Cigna Group	2,815	781
*	DaVita Inc.	3,853	749
*	Pediatrix Medical Group Inc.	33,632	724
*	Incyte Corp.	7,018	679
*	Biogen Inc.	3,115	611
*	Exelixis Inc.	11,360	573
*	United Therapeutics Corp.	1,020	568
*	Illumina Inc.	3,440	561
	Viatris Inc.	34,224	557
6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	BioMarin Pharmaceutical Inc.	8,740	501
	Cardinal Health Inc.	2,486	489
*	Solventum Corp.	6,435	482
*	10X Genomics Inc. Class A	16,908	479
*	Amneal Pharmaceuticals Inc.	36,251	477
*	Medpace Holdings Inc.	1,056	472
*	Centene Corp.	7,358	439
*	AMN Healthcare Services Inc.	13,918	403
*	Rigel Pharmaceuticals Inc.	11,966	365
*	Vanda Pharmaceuticals Inc.	56,076	362
*	Fortrea Holdings Inc.	23,440	361
*	Healthcare Services Group Inc.	17,244	355
*	Harmony Biosciences Holdings Inc.	10,897	344
*	Pacira BioSciences Inc.	14,538	338
*	Aurinia Pharmaceuticals Inc.	22,044	338
*	Tactile Systems Technology Inc.	13,553	334
*	Collegium Pharmaceutical Inc.	9,871	332
*	Indivior Pharmaceuticals Inc.	9,215	332
*	LivaNova plc	4,209	311
*	Henry Schein Inc.	3,908	299
*	CareDx Inc.	12,254	280
*	Align Technology Inc.	1,505	263
	SIGA Technologies Inc.	54,580	255
*	ANI Pharmaceuticals Inc.	3,237	254
*	AdaptHealth Corp.	24,931	253
*	AngioDynamics Inc.	21,328	245
*	Globus Medical Inc. Class A	2,631	215
*	Omnicell Inc.	4,573	202
*	Puma Biotechnology Inc.	25,168	180
*	Ardent Health Inc.	19,391	179
*	Varex Imaging Corp.	16,523	169
*	Envista Holdings Corp.	6,189	146
*	Bioventus Inc. Class A	14,478	123
*	Teladoc Health Inc.	15,908	121
*	Moderna Inc.	2,508	118
	Becton Dickinson & Co.	797	117
*	Orthofix Medical Inc.	12,537	116
*	Innoviva Inc.	5,337	114
	iRadimed Corp.	1,201	109
*	Enovis Corp.	4,329	98
	DENTSPLY SIRONA Inc.	9,272	97
*	Neogen Corp.	10,246	92
*	Zevra Therapeutics Inc.	5,357	62
*	Castle Biosciences Inc.	2,808	59
*	Integra LifeSciences Holdings Corp.	3,640	58
			36,197
Industrials (11.5%)
	FedEx Corp.	4,423	1,821
	Cummins Inc.	2,355	1,523
	Accenture plc Class A	7,566	1,415
	Johnson Controls International plc	7,607	1,020
	Comfort Systems USA Inc.	522	954
	Synchrony Financial	12,935	924
	EMCOR Group Inc.	1,103	912
	Ryder System Inc.	3,135	786
	American Express Co.	2,336	739
	Kforce Inc.	15,350	721
	Sensata Technologies Holding plc	14,233	703
	Sonoco Products Co.	12,962	631
	EnerSys	2,762	630
	Kelly Services Inc. Class A	53,857	626
	Oshkosh Corp.	4,819	626
	Brunswick Corp.	6,958	583
	Valmont Industries Inc.	1,115	580
	Lockheed Martin Corp.	1,046	555
*	Vishay Precision Group Inc.	4,415	553
	Toro Co.	5,658	509
	Genpact Ltd.	14,352	473
	Landstar System Inc.	2,268	469
7

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Deluxe Corp.	19,068	463
*	Mohawk Industries Inc.	4,311	463
	International Seaways Inc.	5,962	460
	AGCO Corp.	4,098	460
	CH Robinson Worldwide Inc.	2,545	455
	JB Hunt Transport Services Inc.	1,631	451
	Teekay Tankers Ltd. Class A	6,344	446
	Scorpio Tankers Inc.	5,959	444
	Preformed Line Products Co.	1,183	438
	Pitney Bowes Inc.	25,808	416
*	Cimpress plc	4,103	404
	Snap-on Inc.	1,058	393
	Expeditors International of Washington Inc.	2,425	383
	Myers Industries Inc.	16,228	370
	Quanex Building Products Corp.	19,646	366
	MSC Industrial Direct Co. Inc. Class A	3,185	349
	Robert Half Inc.	11,638	343
*	IBEX Holdings Ltd.	10,679	338
	DHT Holdings Inc.	18,772	306
*	Proto Labs Inc.	4,006	304
*	Franklin Covey Co.	12,301	292
*	FTI Consulting Inc.	1,849	283
	Teekay Corp. Ltd.	22,968	263
	Costamare Inc.	16,958	261
	PayPal Holdings Inc. (XNGS)	5,729	256
	Ardagh Metal Packaging SA	59,081	238
	Safe Bulkers Inc.	37,620	235
	Atkore Inc.	2,759	229
	Ennis Inc.	11,066	226
	Apogee Enterprises Inc.	5,681	218
	Installed Building Products Inc.	1,026	215
	Dow Inc.	6,235	210
	EVERTEC Inc.	8,493	208
	Karat Packaging Inc.	7,568	205
	Cass Information Systems Inc.	4,055	187
*	M-Tron Industries Inc.	1,922	175
	ADT Inc.	25,144	169
*	Blue Bird Corp.	2,415	164
	Flowserve Corp.	2,177	164
	ManpowerGroup Inc.	5,046	160
	Western Union Co.	19,465	158
	General Dynamics Corp.	451	156
	Acuity Inc.	496	151
	Kennametal Inc.	4,425	145
	Primoris Services Corp.	1,119	141
	Vontier Corp.	4,674	133
	Crown Holdings Inc.	1,389	132
*	Legalzoom.com Inc.	20,776	131
	Applied Industrial Technologies Inc.	425	129
	Napco Security Technologies Inc.	2,893	109
	DuPont de Nemours Inc.	2,144	104
	Greif Inc. Class A	1,631	103
*	Kirby Corp.	717	101
*	Euronet Worldwide Inc.	1,306	95
*	Upwork Inc.	8,783	77
			32,028
Real Estate (0.2%)
	St. Joe Co.	7,155	455
Technology (11.9%)
	Micron Technology Inc.	3,878	3,765
	Lam Research Corp.	7,396	2,353
	Western Digital Corp.	3,498	1,858
*	Adobe Inc.	6,971	1,807
	Dell Technologies Inc. Class C	4,221	1,777
	Alphabet Inc. Class A	4,593	1,747
	Alphabet Inc. Class C	4,207	1,584
*	NetScout Systems Inc.	28,207	1,174
*	Penguin Solutions Inc.	14,192	792
8

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Jabil Inc.	2,165	789
*	Dropbox Inc. Class A	29,083	782
	Amdocs Ltd.	11,935	752
*	Cirrus Logic Inc.	4,389	746
*	Autodesk Inc.	2,954	683
*	Photronics Inc.	20,053	649
	Applied Materials Inc.	1,440	648
	Meta Platforms Inc. Class A	968	612
	QUALCOMM Inc.	2,235	561
*	Rambus Inc.	3,493	508
	Paycom Software Inc.	3,626	506
	TD SYNNEX Corp.	1,859	486
*	Maplebear Inc.	11,657	464
*	Daktronics Inc.	21,643	448
	RingCentral Inc. Class A	9,580	415
*	Kyndryl Holdings Inc.	33,265	415
*	Teradata Corp.	11,876	404
	OneSpan Inc.	27,904	403
*	Diebold Nixdorf Inc.	4,515	366
	Ingram Micro Holding Corp.	12,728	360
	Match Group Inc.	9,948	359
	Avnet Inc.	4,037	351
*	Sprinklr Inc. Class A	62,316	348
*	Mitek Systems Inc.	19,362	333
	Skyworks Solutions Inc.	4,251	331
	Clear Secure Inc. Class A	5,784	321
	KLA Corp.	159	306
*	Kimball Electronics Inc.	10,068	261
	Cognizant Technology Solutions Corp. Class A	4,465	249
*	EPAM Systems Inc.	2,396	245
*	Yelp Inc.	10,363	236
*	ScanSource Inc.	4,835	224
	Pegasystems Inc.	6,184	221
*	F5 Inc.	568	218
*	DXC Technology Co.	21,455	213
	Concentrix Corp.	7,425	210
*	PubMatic Inc. Class A	16,483	192
*	Consensus Cloud Solutions Inc.	4,962	170
*	EverQuote Inc. Class A	8,645	166
*	Ziff Davis Inc.	3,189	144
*	Rapid7 Inc.	10,693	90
*	Docusign Inc.	1,469	77
*	DoubleVerify Holdings Inc.	6,189	60
*	Cargurus Inc.	1,508	45
			33,224
Telecommunications (3.0%)
	Cisco Systems Inc.	20,996	2,528
	Verizon Communications Inc.	29,904	1,430
	Millicom International Cellular SA	11,391	972
	AT&T Inc.	31,526	782
*	Ciena Corp.	1,017	590
	IDT Corp. Class B	8,382	462
*	ADTRAN Holdings Inc.	25,660	425
	InterDigital Inc.	1,317	332
*	Xperi Inc.	25,346	202
*	Roku Inc.	1,501	195
	Spok Holdings Inc.	14,336	152
*	Ooma Inc.	7,372	130
*	Extreme Networks Inc.	3,423	91
*	Liberty Latin America Ltd. Class C	9,758	80
			8,371
Total Common Stocks (Cost $215,665)			280,195
9

U.S. Multifactor Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 3.667% (Cost $1,089)	10,889	1,089
Total Investments (101.1%) (Cost $216,754)			281,284
Other Assets and Liabilities—Net (-1.1%)			(2,972)
Net Assets (100%)			278,312
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2026	41	1,557	29

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $215,665)	280,195
Affiliated Issuers (Cost $1,089)	1,089
Total Investments in Securities	281,284
Investment in Vanguard	6
Cash Collateral Pledged—Futures Contracts	98
Receivables for Accrued Income	359
Receivables for Capital Shares Issued	1,894
Variation Margin Receivable—Futures Contracts	3
Total Assets	283,644
Liabilities
Payables for Investment Securities Purchased	4,964
Payables for Capital Shares Redeemed	347
Payables to Vanguard	21
Total Liabilities	5,332
Net Assets	278,312
At May 31, 2026, net assets consisted of:

Paid-in Capital	201,333
Total Distributable Earnings (Loss)	76,979
Net Assets	278,312

Net Assets
Applicable to 5,300,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	278,312
Net Asset Value Per Share	$52.51

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Dividends[1]	2,274
Interest[2]	22
Securities Lending—Net	2
Total Income	2,298
Expenses
The Vanguard Group—Note C
Investment Advisory Services	41
Management and Administrative	142
Marketing and Distribution	6
Custodian Fees	5
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	211
Net Investment Income	2,087
Realized Net Gain (Loss)
Investment Securities Sold[2]	11,547
Futures Contracts	110
Realized Net Gain (Loss)	11,657
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	20,653
Futures Contracts	20
Change in Unrealized Appreciation (Depreciation)	20,673
Net Increase (Decrease) in Net Assets Resulting from Operations	34,417
1	Dividends are net of foreign withholding taxes of $11.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,087	3,246
Realized Net Gain (Loss)	11,657	3,008
Change in Unrealized Appreciation (Depreciation)	20,673	3,830
Net Increase (Decrease) in Net Assets Resulting from Operations	34,417	10,084
Distributions
Total Distributions	(4,773)	(5,768)
Capital Share Transactions
Issued	80,112	77,361
Issued in Lieu of Cash Distributions	3,973	4,882
Redeemed	(29,118)	(61,972)
Net Increase (Decrease) from Capital Share Transactions	54,967	20,271
Total Increase (Decrease)	84,611	24,587
Net Assets
Beginning of Period	193,701	169,114
End of Period	278,312	193,701

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.35	$45.60	$34.15	$33.75	$32.99	$25.47
Investment Operations
Net Investment Income[1]	.435	.773	.699	.625	.680	.466
Net Realized and Unrealized Gain (Loss) on Investments	6.822	1.423	11.397	.401	.725	7.485
Total from Investment Operations	7.257	2.196	12.096	1.026	1.405	7.951
Distributions
Dividends from Net Investment Income	(.413)	(.758)	(.646)	(.626)	(.645)	(.431)
Distributions from Realized Capital Gains	(.684)	(.688)	—	—	—	—
Total Distributions	(1.097)	(1.446)	(.646)	(.626)	(.645)	(.431)
Net Asset Value, End of Period	$52.51	$46.35	$45.60	$34.15	$33.75	$32.99
Total Return[2]	15.94%	5.18%	35.74%	3.19%	4.43%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$278	$194	$169	$77	$67	$48
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%[3]	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.81%	1.74%	1.91%	2.13%	1.48%
Portfolio Turnover Rate	43%	87%	56%	50%	55%	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.
14

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
15

U.S. Multifactor Fund
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	216,932
Gross Unrealized Appreciation	68,538
Gross Unrealized Depreciation	(4,157)
Net Unrealized Appreciation (Depreciation)	64,381
F.	During the six months ended May 31, 2026, the fund purchased $155,779,000 of investment securities and sold $100,404,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $2,153,000 and sales were $2,352,000, resulting in net realized gain of $124,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	1,633	1,818
Issued in Lieu of Cash Distributions	84	116
Redeemed	(596)	(1,464)
Net Increase (Decrease) in Shares Outstanding	1,121	470
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
16

U.S. Multifactor Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5162 072026
17

Financial Statements
For the six-months ended May 31, 2026
Vanguard U.S. Quality Factor ETF

Contents
Financial Statements	1

U.S. Quality Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.6%)
	Newmont Corp. (XNYS)	36,256	3,981
	Southern Copper Corp.	10,925	2,090
	Fastenal Co.	43,365	1,917
	Avery Dennison Corp.	7,207	1,146
	Hecla Mining Co.	48,330	859
	CF Industries Holdings Inc.	7,368	828
	Cabot Corp.	6,278	549
*	Constellium SE	9,621	330
	Sylvamo Corp.	5,475	215
	FMC Corp.	13,813	189
			12,104
Consumer Discretionary (19.5%)
	Costco Wholesale Corp.	6,255	5,982
*	Netflix Inc.	59,282	5,099
	TJX Cos. Inc.	29,287	4,532
	Walmart Inc.	38,291	4,432
*	Airbnb Inc. Class A	31,575	4,209
	Ross Stores Inc.	16,862	3,907
	Best Buy Co. Inc.	37,196	2,899
	Target Corp.	16,955	2,154
*	Crocs Inc.	17,939	2,129
	Macy's Inc.	93,549	2,036
*	Take-Two Interactive Software Inc.	8,669	1,943
	Williams-Sonoma Inc.	9,188	1,870
*	Ulta Beauty Inc.	3,607	1,835
*	DraftKings Inc. Class A	72,431	1,774
*	Chewy Inc. Class A	73,293	1,652
*	Deckers Outdoor Corp.	14,226	1,620
	Ralph Lauren Corp.	4,155	1,512
*	BJ's Wholesale Club Holdings Inc.	17,545	1,496
	Expedia Group Inc.	6,546	1,478
*	Abercrombie & Fitch Co. Class A	18,394	1,420
	Gap Inc.	65,524	1,386
*	Grand Canyon Education Inc.	8,931	1,338
	eBay Inc.	11,962	1,307
	Genuine Parts Co.	12,085	1,193
	Rollins Inc.	24,768	1,179
*	Mattel Inc.	74,489	1,113
	Pool Corp.	5,926	1,075
*	Lululemon Athletica Inc.	7,931	1,040
	Dick's Sporting Goods Inc.	4,253	968
	Rush Enterprises Inc. Class A	12,798	887
	LKQ Corp.	31,288	849
	Interface Inc.	25,044	741
*	Five Below Inc.	3,249	739
*	Sonos Inc.	43,176	681
	New York Times Co. Class A	8,693	654
	John Wiley & Sons Inc. Class A	14,891	627
*	Helen of Troy Ltd.	22,627	614
	Monarch Casino & Resort Inc.	5,002	602
*	Trade Desk Inc. Class A	27,309	589
	LCI Industries	5,326	581
*	SiteOne Landscape Supply Inc.	5,350	581
*	Corsair Gaming Inc.	46,776	568
*	Coty Inc. Class A	266,298	567
	G-III Apparel Group Ltd.	17,537	567
*	On Holding AG Class A	13,899	567
	NIKE Inc. Class B	12,245	566
	BorgWarner Inc. (XNYS)	7,710	554
1

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Liquidity Services Inc.	15,228	551
*	Covista Inc.	4,599	542
*	NVR Inc.	88	537
	Interparfums Inc.	5,630	531
	Haverty Furniture Cos. Inc.	21,065	488
*	Rush Street Interactive Inc.	19,061	483
	Perdoceo Education Corp.	14,678	475
*	Stitch Fix Inc. Class A	129,693	462
*	Coupang Inc.	27,191	451
*	Goodyear Tire & Rubber Co.	73,191	446
	Signet Jewelers Ltd.	5,094	445
	Buckle Inc.	9,158	420
*	Genesco Inc.	10,888	418
	La-Z-Boy Inc.	11,001	413
*	Revolve Group Inc.	20,490	402
*	Thryv Holdings Inc.	100,479	390
*	Zumiez Inc.	15,535	383
	Caleres Inc.	26,085	380
	Global Industrial Co.	11,713	356
	Super Group SGHC Ltd.	28,347	353
	PriceSmart Inc.	2,015	343
*	Champion Homes Inc.	4,587	338
*	Universal Technical Institute Inc.	8,544	320
*	Funko Inc. Class A	55,437	315
*	Strattec Security Corp.	3,562	285
	HNI Corp.	8,646	270
*	Starz Entertainment Corp.	11,546	270
*	American Public Education Inc.	5,360	265
*	National Vision Holdings Inc.	15,619	262
	Sturm Ruger & Co. Inc.	6,489	254
	Wolverine World Wide Inc.	13,860	243
*	Central Garden & Pet Co. Class A	6,615	226
	CuriosityStream Inc.	78,965	226
	American Eagle Outfitters Inc.	12,506	198
*	ThredUP Inc. Class A	41,438	193
	Polaris Inc.	2,599	183
	Johnson Outdoors Inc. Class A	4,005	179
	Movado Group Inc.	4,562	175
*	MasterCraft Boat Holdings Inc.	7,308	170
*	Spotify Technology SA	321	160
	Arhaus Inc.	21,915	148
	Rush Enterprises Inc. Class B	2,168	141
*	YETI Holdings Inc.	2,858	137
*	Arlo Technologies Inc.	9,265	124
			90,463
Consumer Staples (4.0%)
	PepsiCo Inc.	41,249	5,948
	Procter & Gamble Co.	28,116	4,036
	Hershey Co.	9,184	1,782
*	US Foods Holding Corp.	15,212	1,245
*	United Natural Foods Inc.	13,380	687
	WD-40 Co.	2,709	542
*	Monster Beverage Corp.	5,311	468
	Oil-Dri Corp. of America	5,983	459
*	National Beverage Corp.	12,240	453
*	Guardian Pharmacy Services Inc. Class A	11,555	447
	J & J Snack Foods Corp.	5,538	421
	Ingles Markets Inc. Class A	4,565	404
*	Vita Coco Co. Inc.	4,337	326
	Nu Skin Enterprises Inc. Class A	51,988	301
*	Boston Beer Co. Inc. Class A	1,665	295
	Casey's General Stores Inc.	275	211
*	Performance Food Group Co.	2,115	208
	Weis Markets Inc.	2,703	197
	Marzetti Co.	1,185	133
*	Mama's Creations Inc.	6,390	88
			18,651
2

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
Energy (2.2%)
	Weatherford International plc	19,787	2,051
	TechnipFMC plc	23,294	1,594
	Magnolia Oil & Gas Corp. Class A	48,311	1,322
	APA Corp.	33,881	1,234
	Patterson-UTI Energy Inc.	97,360	1,091
*	Oceaneering International Inc.	22,706	868
	Flowco Holdings Inc. Class A	27,387	641
	Expand Energy Corp.	4,725	439
*	Infinity Natural Resources Inc. Class A	21,437	290
*	PrimeEnergy Resources Corp.	1,500	247
	Occidental Petroleum Corp.	3,330	189
*	Forum Energy Technologies Inc.	2,024	102
	Energy Services of America Corp.	5,175	77
			10,145
Financials (15.3%)
	Bank of New York Mellon Corp.	35,943	5,012
	Allstate Corp.	16,973	3,498
	Travelers Cos. Inc.	11,743	3,428
	State Street Corp.	16,356	2,546
	Charles Schwab Corp.	26,145	2,284
	Globe Life Inc.	13,918	2,133
	SLM Corp.	90,515	2,002
	Northern Trust Corp.	11,614	1,922
	RenaissanceRe Holdings Ltd.	6,517	1,827
	Primerica Inc.	6,412	1,731
	Popular Inc.	11,084	1,646
	Ameriprise Financial Inc.	3,262	1,454
	Willis Towers Watson plc	4,996	1,247
	Wells Fargo & Co.	15,739	1,220
	Hartford Insurance Group Inc.	9,561	1,216
	WSFS Financial Corp.	16,125	1,152
	SEI Investments Co.	12,607	1,108
	Amalgamated Financial Corp.	24,823	1,030
	Axis Capital Holdings Ltd.	10,033	952
	MarketAxess Holdings Inc.	6,924	900
	Northeast Bank	6,886	866
	Bread Financial Holdings Inc.	8,922	795
	Westamerica BanCorp	13,981	776
	Cboe Global Markets Inc.	2,291	764
	MGIC Investment Corp.	29,843	753
	City Holding Co.	5,956	740
	First BanCorp (XNYS)	30,571	733
	CNO Financial Group Inc.	15,806	727
	Bank of NT Butterfield & Son Ltd.	12,710	718
	Central Pacific Financial Corp.	20,721	712
	OFG Bancorp	15,514	707
	Enterprise Financial Services Corp.	11,404	691
*	Bancorp Inc.	12,504	690
	BOK Financial Corp.	5,329	682
	Unum Group	7,931	660
	WaFd Inc.	18,501	658
	First Horizon Corp.	25,958	629
	Cathay General Bancorp	10,620	612
	Bank of Hawaii Corp.	7,904	605
	Carter Bankshares Inc.	21,152	577
	Independent Bank Corp.	16,558	568
	First Hawaiian Inc.	20,948	565
	Fidelity National Financial Inc.	11,449	542
	Universal Insurance Holdings Inc.	14,193	525
	Amerant Bancorp Inc.	22,792	518
*	Heritage Insurance Holdings Inc.	23,743	515
	Mercury General Corp.	5,179	508
	Preferred Bank	5,260	504
	Great Southern Bancorp Inc.	6,969	500
	Hanmi Financial Corp.	16,514	497
*	Texas Capital Bancshares Inc.	4,999	497
	Employers Holdings Inc.	11,325	493
	Univest Financial Corp.	12,504	493
3

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Pathward Financial Inc.	5,906	486
	Pelagos Insurance Capital Ltd.	22,534	486
	Trustmark Corp.	10,986	485
	Cohen & Steers Inc.	6,909	482
	Lakeland Financial Corp.	7,462	452
	Banner Corp.	6,729	437
	XP Inc. Class A	25,785	430
	AMERISAFE Inc.	13,765	422
	Provident Financial Services Inc.	18,903	420
	Assured Guaranty Ltd.	5,630	418
	BankUnited Inc.	8,883	412
	American International Group Inc.	5,496	408
	Community Financial System Inc.	6,229	396
	Broadridge Financial Solutions Inc.	2,475	381
	Midland States Bancorp Inc.	13,050	363
*	NMI Holdings Inc.	9,943	357
	Kemper Corp.	14,405	355
	Raymond James Financial Inc.	2,440	350
	Enact Holdings Inc.	8,294	347
	TriCo Bancshares	6,308	320
	Western Alliance Bancorp	3,870	308
	Hamilton Insurance Group Ltd. Class B	10,350	307
*	Palomar Holdings Inc.	2,744	294
	Southern Missouri Bancorp Inc.	3,717	257
	Northrim BanCorp Inc.	9,635	238
	Hanover Insurance Group Inc.	1,215	226
	American Coastal Insurance Corp.	19,491	204
	Red River Bancshares Inc.	2,115	192
	Southside Bancshares Inc.	5,835	191
*	Arch Capital Group Ltd.	1,845	165
	M&T Bank Corp.	683	148
	Investors Title Co.	611	143
	Kingstone Cos. Inc.	7,875	117
	Orrstown Financial Services Inc.	2,772	103
	Unity Bancorp Inc.	1,845	103
	HomeTrust Bancshares Inc.	2,204	102
	Esquire Financial Holdings Inc.	900	99
	Washington Trust Bancorp Inc.	3,015	98
	TrustCo Bank Corp. NY	1,845	96
*	Coastal Financial Corp.	1,305	93
*	Skyward Specialty Insurance Group Inc.	2,025	89
			70,908
Health Care (9.1%)
	Eli Lilly & Co.	5,519	6,098
	Gilead Sciences Inc.	36,764	4,942
	Stryker Corp.	8,550	2,608
*	Exelixis Inc.	42,746	2,158
*	Illumina Inc.	12,715	2,072
*	Corcept Therapeutics Inc.	27,777	1,930
*	Incyte Corp.	19,147	1,852
	Chemed Corp.	4,258	1,816
*	Dexcom Inc.	23,742	1,751
*	Medpace Holdings Inc.	3,697	1,653
*	Insulet Corp.	8,788	1,274
*	IDEXX Laboratories Inc.	2,224	1,253
*	AMN Healthcare Services Inc.	36,486	1,057
*	Solventum Corp.	13,261	994
*	CorVel Corp.	14,006	865
*	Align Technology Inc.	4,009	701
*	Tactile Systems Technology Inc.	27,294	672
	Bio-Techne Corp.	11,921	616
*	Harmony Biosciences Holdings Inc.	17,884	565
*	Doximity Inc. Class A	25,965	556
*	Glaukos Corp.	5,059	523
*	10X Genomics Inc. Class A	17,579	498
*	Aurinia Pharmaceuticals Inc.	29,600	454
*	LivaNova plc	5,922	437
*	Alignment Healthcare Inc.	22,325	342
*	Healthcare Services Group Inc.	16,296	336
4

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Enovis Corp.	14,358	326
	DENTSPLY SIRONA Inc.	29,517	309
*	Eton Pharmaceuticals Inc.	9,946	303
*	Pediatrix Medical Group Inc.	12,035	259
*	Myriad Genetics Inc.	62,341	247
*	Puma Biotechnology Inc.	34,260	246
	Merck & Co. Inc.	2,052	244
*	Niagen Bioscience Inc.	61,161	236
*	MiMedx Group Inc.	60,480	223
	iRadimed Corp.	2,176	197
*	Pacira BioSciences Inc.	7,883	183
*	Warby Parker Inc. Class A	5,997	147
*	Varex Imaging Corp.	13,067	134
*	Rigel Pharmaceuticals Inc.	4,320	132
*	Organogenesis Holdings Inc.	49,635	127
*	Lantheus Holdings Inc.	1,227	122
*	CareDx Inc.	4,860	111
*	AngioDynamics Inc.	9,180	105
*	AdaptHealth Corp.	9,828	99
*	Vanda Pharmaceuticals Inc.	14,085	91
*	AtriCure Inc.	3,195	88
*	ADMA Biologics Inc.	10,575	84
*	Orthofix Medical Inc.	7,557	70
			42,106
Industrials (23.0%)
	Trane Technologies plc	12,916	5,829
	Visa Inc. Class A (XNYS)	17,452	5,696
	Cintas Corp.	33,101	5,669
	American Express Co.	14,102	4,463
	3M Co.	29,114	4,458
	PayPal Holdings Inc. (XNGS)	97,923	4,382
	Honeywell International Inc.	12,036	2,863
	Landstar System Inc.	13,692	2,833
	WW Grainger Inc.	1,620	1,999
	Toro Co.	21,840	1,963
	Donaldson Co. Inc.	23,887	1,956
	Valmont Industries Inc.	3,718	1,933
	Cummins Inc.	2,917	1,886
	Comfort Systems USA Inc.	1,028	1,879
	MSC Industrial Direct Co. Inc. Class A	17,131	1,875
	Rockwell Automation Inc.	4,119	1,858
	Synchrony Financial	25,952	1,854
	Applied Industrial Technologies Inc.	5,389	1,637
*	ExlService Holdings Inc.	54,686	1,588
	RPM International Inc.	14,704	1,558
	FedEx Corp.	3,650	1,503
	Owens Corning	11,916	1,499
	Armstrong World Industries Inc.	9,093	1,436
	Carlisle Cos. Inc.	4,054	1,398
	Accenture plc Class A	7,342	1,373
	Lockheed Martin Corp.	2,572	1,364
	CH Robinson Worldwide Inc.	7,368	1,316
	Ferguson Enterprises Inc.	5,716	1,292
	Genpact Ltd.	37,803	1,246
	PPG Industries Inc.	10,772	1,217
	Veralto Corp.	14,789	1,216
	EMCOR Group Inc.	1,469	1,215
	Lincoln Electric Holdings Inc.	4,393	1,136
	Kforce Inc.	22,886	1,075
	Fortune Brands Innovations Inc.	27,255	1,061
	Jack Henry & Associates Inc.	7,615	1,038
	Automatic Data Processing Inc.	4,525	1,004
	Maximus Inc.	15,922	986
*	Generac Holdings Inc.	3,481	967
*	MYR Group Inc.	2,070	963
	A O Smith Corp.	16,922	960
*	Proto Labs Inc.	12,601	955
*	Builders FirstSource Inc.	11,179	853
	Badger Meter Inc.	6,075	753
5

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	JB Hunt Transport Services Inc.	2,702	747
*	Blue Bird Corp.	10,969	743
	Cognex Corp.	10,388	684
	Equifax Inc.	4,055	672
*	Core & Main Inc. Class A	13,594	672
	Barrett Business Services Inc.	20,611	671
	Caterpillar Inc. (XNYS)	730	639
	Expeditors International of Washington Inc.	3,945	623
	Lennox International Inc.	1,210	608
*	Paylocity Holding Corp.	5,040	579
	Apogee Enterprises Inc.	14,821	569
	TriNet Group Inc.	12,247	559
	AGCO Corp.	4,814	541
	Mesa Laboratories Inc.	5,133	524
	Sonoco Products Co.	10,613	517
	Napco Security Technologies Inc.	13,655	512
*	IBEX Holdings Ltd.	15,419	488
	Brunswick Corp.	5,797	486
	Enerpac Tool Group Corp.	13,654	457
	Simpson Manufacturing Co. Inc.	2,376	451
*	Marqeta Inc. Class A	108,213	439
	Curtiss-Wright Corp.	561	419
	Advanced Drainage Systems Inc.	2,813	391
*	Willdan Group Inc.	4,289	390
*	FTI Consulting Inc.	2,520	386
*	Payoneer Global Inc.	72,217	376
	ICF International Inc.	5,443	375
	Gorman-Rupp Co.	4,906	368
	Kelly Services Inc. Class A	29,311	341
*	Aspen Aerogels Inc.	53,148	340
*	Trex Co. Inc.	7,515	311
	CRA International Inc.	1,984	275
	Cass Information Systems Inc.	5,985	275
	Argan Inc.	386	257
	Quanex Building Products Corp.	13,606	253
*	Huron Consulting Group Inc.	2,232	240
	Myers Industries Inc.	10,328	235
	Kennametal Inc.	6,944	228
*	Legalzoom.com Inc.	35,582	224
	Atkore Inc.	2,657	220
*	Paysign Inc.	29,160	212
	Acuity Inc.	630	192
	Bel Fuse Inc. Class B	625	172
	Bel Fuse Inc. Class A	696	170
	EnerSys	711	162
	Greif Inc. Class A	2,551	162
*	ATI Inc.	900	158
	Teekay Corp. Ltd.	12,825	147
	Allient Inc.	1,766	140
*	Energy Recovery Inc.	15,255	125
	Karat Packaging Inc.	4,396	119
	Flowserve Corp.	1,485	112
	Old Dominion Freight Line Inc.	495	111
	Watts Water Technologies Inc. Class A	322	100
	Hyster-Yale Inc.	2,533	92
			106,264
Technology (22.0%)
*	Fortinet Inc.	60,837	8,394
	Apple Inc.	25,564	7,977
	Lam Research Corp.	24,477	7,788
*	Adobe Inc.	29,301	7,595
	KLA Corp.	3,606	6,930
*	Autodesk Inc.	27,823	6,436
	QUALCOMM Inc.	24,288	6,097
	Western Digital Corp.	9,574	5,086
	Intuit Inc.	11,660	3,866
	NetApp Inc. (XNGS)	15,902	2,772
*	Semtech Corp.	17,615	2,687
	Meta Platforms Inc. Class A	3,793	2,399
6

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Vertiv Holdings Co. Class A	7,108	2,244
*	Manhattan Associates Inc.	14,166	2,126
*	Commvault Systems Inc.	15,688	1,863
*	Cirrus Logic Inc.	10,418	1,771
*	Sandisk Corp.	1,017	1,724
*	Qualys Inc.	15,346	1,677
*	Cadence Design Systems Inc.	3,865	1,449
	Paycom Software Inc.	8,655	1,209
*	Gitlab Inc. Class A	36,958	1,148
*	Procore Technologies Inc.	22,463	1,112
*	HubSpot Inc.	4,984	1,100
*	Q2 Holdings Inc.	23,131	1,095
*	Rambus Inc.	7,047	1,025
*	Everpure Inc. Class A	12,187	969
*	Docusign Inc.	18,168	954
	Pegasystems Inc.	25,046	895
	NVIDIA Corp.	4,147	876
*	Maplebear Inc.	21,205	844
*	Elastic NV	12,743	824
*	Kyndryl Holdings Inc.	50,152	625
*	Daktronics Inc.	29,158	603
*	EverQuote Inc. Class A	26,535	511
*	Viant Technology Inc. Class A	39,642	504
*	Reddit Inc. Class A	2,610	459
*	NerdWallet Inc. Class A	51,427	442
*	Teradata Corp.	12,419	423
*	F5 Inc.	1,052	403
*	Mitek Systems Inc.	23,291	400
*	Bumble Inc. Class A	119,724	379
*	Cargurus Inc.	11,792	352
	Clear Secure Inc. Class A	5,986	332
*	Cerence Inc.	25,767	331
*	Appfolio Inc. Class A	1,922	310
	OneSpan Inc.	21,158	305
	NVE Corp.	3,032	297
*	ON Semiconductor Corp.	2,392	288
*	Vertex Inc. Class A	21,469	287
	Adeia Inc.	10,129	271
	Monolithic Power Systems Inc.	163	255
	A10 Networks Inc.	7,699	232
*	Angi Inc.	37,080	217
	Hackett Group Inc.	18,670	215
*	Agilysys Inc.	1,923	166
	CDW Corp.	905	114
*	Yelp Inc.	4,275	97
			101,750
Telecommunications (2.0%)
*	Arista Networks Inc.	22,442	3,579
*	Roku Inc.	9,505	1,237
*	Extreme Networks Inc.	45,924	1,217
*	Harmonic Inc.	48,882	739
*	BK Technologies Corp.	8,684	717
	IDT Corp. Class B	11,106	613
*	Calix Inc.	8,214	326
*	Ciena Corp.	415	241
*	Xperi Inc.	24,444	194
	Spok Holdings Inc.	8,379	89
	Ubiquiti Inc.	138	81
			9,033
Total Common Stocks (Cost $402,929)			461,424
7

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.667% (Cost $1,089)	10,895	1,089
Total Investments (99.9%) (Cost $404,018)			462,513
Other Assets and Liabilities—Net (0.1%)			414
Net Assets (100%)			462,927
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	2	759	52
Micro E-mini S&P 500 Index	June 2026	11	418	35
				87

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $402,929)	461,424
Affiliated Issuers (Cost $1,089)	1,089
Total Investments in Securities	462,513
Investment in Vanguard	10
Cash Collateral Pledged—Futures Contracts	75
Receivables for Accrued Income	358
Variation Margin Receivable—Futures Contracts	2
Total Assets	462,958
Liabilities
Payables for Investment Securities Purchased	5
Payables to Vanguard	26
Total Liabilities	31
Net Assets	462,927
At May 31, 2026, net assets consisted of:

Paid-in Capital	411,350
Total Distributable Earnings (Loss)	51,577
Net Assets	462,927

Net Assets
Applicable to 2,815,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	462,927
Net Asset Value Per Share	$164.45

See accompanying Notes, which are an integral part of the Financial Statements.
9

U.S. Quality Factor ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Dividends[1]	2,796
Interest[2]	18
Securities Lending—Net	—
Total Income	2,814
Expenses
The Vanguard Group—Note C
Investment Advisory Services	76
Management and Administrative	178
Marketing and Distribution	11
Shareholders’ Reports	16
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	286
Net Investment Income	2,528
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	15,318
Futures Contracts	32
Realized Net Gain (Loss)	15,350
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	18,913
Futures Contracts	69
Change in Unrealized Appreciation (Depreciation)	18,982
Net Increase (Decrease) in Net Assets Resulting from Operations	36,860
1	Dividends are net of foreign withholding taxes of $7.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $30,641 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,528	5,277
Realized Net Gain (Loss)	15,350	47,404
Change in Unrealized Appreciation (Depreciation)	18,982	(40,258)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,860	12,423
Distributions
Total Distributions	(2,649)	(5,182)
Capital Share Transactions
Issued	95,298	206,846
Issued in Lieu of Cash Distributions	—	—
Redeemed	(96,845)	(222,034)
Net Increase (Decrease) from Capital Share Transactions	(1,547)	(15,188)
Total Increase (Decrease)	32,664	(7,947)
Net Assets
Beginning of Period	430,263	438,210
End of Period	462,927	430,263

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$152.31	$149.05	$117.74	$111.98	$122.20	$94.79
Investment Operations
Net Investment Income[1]	.892	1.872	1.809	1.818	1.562	1.403
Net Realized and Unrealized Gain (Loss) on Investments	12.194	3.217	31.358	5.667	(10.356)	27.292
Total from Investment Operations	13.086	5.089	33.167	7.485	(8.794)	28.695
Distributions
Dividends from Net Investment Income	(.946)	(1.829)	(1.857)	(1.725)	(1.426)	(1.285)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.946)	(1.829)	(1.857)	(1.725)	(1.426)	(1.285)
Net Asset Value, End of Period	$164.45	$152.31	$149.05	$117.74	$111.98	$122.20
Total Return	8.64%	3.51%	28.35%	6.84%	-7.15%	30.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$463	$430	$438	$244	$206	$144
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[2]	0.13%[2]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.31%	1.34%	1.64%	1.43%	1.21%
Portfolio Turnover Rate[3]	20%	41%	44%	55%	49%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
13

U.S. Quality Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	404,018
Gross Unrealized Appreciation	80,517
Gross Unrealized Depreciation	(21,935)
Net Unrealized Appreciation (Depreciation)	58,582
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $23,065,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $111,180,000 of investment securities and sold $89,289,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $72,799,000 and $96,613,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $498,000 and sales were $3,112,000, resulting in net realized loss of $827,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	605	1,415
Issued in Lieu of Cash Distributions	—	—
Redeemed	(615)	(1,530)
Net Increase (Decrease) in Shares Outstanding	(10)	(115)
14

U.S. Quality Factor ETF
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2026, one shareholder was the record or beneficial owner of 49% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44172 072026
15

Financial Statements
For the six-months ended May 31, 2026
Vanguard U.S. Value Factor ETF

Contents
Financial Statements	1

U.S. Value Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (2.4%)
	Commercial Metals Co.	29,684	2,258
	Newmont Corp. (XNYS)	19,637	2,156
	Koppers Holdings Inc.	40,998	1,673
	Eastman Chemical Co.	19,687	1,494
	Celanese Corp.	26,444	1,405
	CF Industries Holdings Inc.	11,484	1,290
	International Flavors & Fragrances Inc.	13,703	1,042
	FMC Corp.	75,814	1,036
	Mosaic Co.	40,329	964
	Mativ Holdings Inc.	105,310	935
	Orion SA	120,345	920
	Sylvamo Corp.	19,184	753
	UFP Industries Inc.	8,042	651
	Minerals Technologies Inc.	8,198	631
	Huntsman Corp.	30,487	468
	AdvanSix Inc.	20,702	465
	Stepan Co.	8,734	462
*	Magnera Corp.	36,974	420
	International Paper Co.	12,425	416
	Ferroglobe plc	49,969	216
	Ryerson Holding Corp.	7,277	208
	LyondellBasell Industries NV Class A	2,880	192
*	SSR Mining Inc. (XTSE)	4,680	146
			20,201
Consumer Discretionary (18.4%)
	General Motors Co.	84,971	7,073
	Booking Holdings Inc.	29,803	4,990
	BorgWarner Inc. (XNYS)	60,989	4,380
	Walt Disney Co.	38,461	3,917
*	Helen of Troy Ltd.	109,825	2,981
	Lear Corp.	19,513	2,793
*	United Airlines Holdings Inc.	24,191	2,777
	H&R Block Inc.	58,422	2,249
	Bath & Body Works Inc.	110,483	2,212
	LKQ Corp.	79,736	2,162
*	Corsair Gaming Inc.	175,360	2,129
	Caleres Inc.	143,767	2,093
	Ford Motor Co.	119,612	2,086
*	Asbury Automotive Group Inc.	10,587	1,987
*	CarMax Inc.	44,122	1,969
	Lithia Motors Inc.	6,718	1,954
*	Aptiv plc	28,421	1,931
	PVH Corp.	20,663	1,927
	Best Buy Co. Inc.	24,671	1,923
*	Taylor Morrison Home Corp.	32,460	1,899
	Gap Inc.	89,704	1,897
	Delta Air Lines Inc.	22,917	1,890
	Lowe's Cos. Inc.	8,750	1,876
	Travel & Leisure Co.	26,593	1,808
	NIKE Inc. Class B	38,859	1,796
*	Abercrombie & Fitch Co. Class A	23,073	1,782
	Macy's Inc.	81,538	1,774
*	Crocs Inc.	14,859	1,763
	Carter's Inc.	45,370	1,751
	Group 1 Automotive Inc.	5,145	1,628
	Marriott Vacations Worldwide Corp.	19,118	1,623
	Bloomin' Brands Inc.	185,946	1,569
*	Mattel Inc.	104,238	1,557
	Genuine Parts Co.	15,615	1,541
1

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Flutter Entertainment plc	15,869	1,539
	Playtika Holding Corp.	395,134	1,490
*	Hovnanian Enterprises Inc. Class A	13,441	1,483
*	Lululemon Athletica Inc.	11,168	1,465
	Upbound Group Inc.	76,131	1,463
*	Penn Entertainment Inc.	77,653	1,462
*	Genesco Inc.	36,887	1,415
	Phinia Inc.	18,298	1,414
	Boyd Gaming Corp.	16,657	1,377
	American Eagle Outfitters Inc.	87,027	1,375
*	Adient plc	59,523	1,361
	Signet Jewelers Ltd.	15,507	1,355
	G-III Apparel Group Ltd.	41,851	1,353
	Newell Brands Inc.	395,690	1,345
	Movado Group Inc.	35,065	1,342
	Nexstar Media Group Inc.	7,429	1,326
	La-Z-Boy Inc.	34,886	1,311
*	Peloton Interactive Inc. Class A	200,401	1,283
	Royal Caribbean Cruises Ltd.	4,425	1,260
*	Central Garden & Pet Co. Class A	36,693	1,252
*	Etsy Inc.	18,177	1,235
	Camping World Holdings Inc. Class A	162,299	1,190
*	SkyWest Inc.	13,340	1,143
*	Urban Outfitters Inc.	15,738	1,143
	Standard Motor Products Inc.	28,402	1,113
*	AutoNation Inc.	5,898	1,107
	Meritage Homes Corp.	16,702	1,090
*	Trade Desk Inc. Class A	48,641	1,049
	DR Horton Inc.	7,071	1,040
	Dollar General Corp.	9,384	1,038
	Southwest Airlines Co.	23,978	1,030
*	Coty Inc. Class A	476,097	1,014
*	Thryv Holdings Inc.	259,928	1,009
	Sonic Automotive Inc. Class A	11,923	985
	Haverty Furniture Cos. Inc.	41,344	959
	Target Corp.	7,533	957
*	Capri Holdings Ltd.	51,042	945
*	Sally Beauty Holdings Inc.	67,868	901
*	MarineMax Inc.	25,882	891
	Century Communities Inc.	16,629	878
	Omnicom Group Inc.	11,571	841
*	Zumiez Inc.	33,261	819
*	M/I Homes Inc.	5,833	768
	MillerKnoll Inc.	46,660	755
	VF Corp.	43,865	754
	Gray Media Inc.	187,849	753
*	Beazer Homes USA Inc.	29,584	751
	JAKKS Pacific Inc.	32,731	723
	Dick's Sporting Goods Inc.	3,121	710
	John Wiley & Sons Inc. Class A	16,785	706
	Arhaus Inc.	98,708	668
*	Cooper-Standard Holdings Inc.	21,993	667
*	El Pollo Loco Holdings Inc.	43,887	653
*	Fox Factory Holding Corp.	36,062	651
	KB Home	13,323	651
*	Goodyear Tire & Rubber Co.	98,441	601
*	Funko Inc. Class A	104,653	594
*	QuinStreet Inc.	46,922	587
	Expedia Group Inc.	2,585	584
	Carnival Corp. Ltd.	20,520	576
	Ethan Allen Interiors Inc.	27,243	562
*	Amazon.com Inc.	1,945	526
*	National Vision Holdings Inc.	30,735	515
*	Stitch Fix Inc. Class A	140,551	500
	Strategic Education Inc.	6,442	494
	HNI Corp.	15,484	483
	Wolverine World Wide Inc.	27,090	475
	Sinclair Inc.	33,548	464
	Shoe Carnival Inc.	25,824	457
*	Dauch Corp.	63,811	424
2

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Marcus Corp.	20,876	395
	Toll Brothers Inc.	2,783	386
	PROG Holdings Inc.	10,034	369
*	EW Scripps Co. Class A	100,139	340
*	Allegiant Travel Co.	3,649	334
*	Uber Technologies Inc.	4,289	302
	PulteGroup Inc.	2,395	283
	Fox Corp. Class B	4,632	266
	Winnebago Industries Inc.	8,778	261
*	Strattec Security Corp.	3,158	253
*	Gentherm Inc.	7,242	251
*	Malibu Boats Inc. Class A	8,640	237
*	MGM Resorts International	5,390	235
*	Eastman Kodak Co.	23,485	233
	Gold.com Inc.	5,490	232
*	Citi Trends Inc.	4,530	208
*	Starz Entertainment Corp.	8,235	193
	Gentex Corp.	7,871	190
	Tractor Supply Co.	5,265	166
			151,921
Consumer Staples (6.6%)
	CVS Health Corp.	86,118	7,835
	Altria Group Inc.	72,669	5,056
	PepsiCo Inc.	18,916	2,727
	Kroger Co.	31,463	1,955
*	BellRing Brands Inc.	216,451	1,810
	Ingles Markets Inc. Class A	19,862	1,757
*	Darling Ingredients Inc.	28,014	1,656
	Albertsons Cos. Inc. Class A	103,248	1,612
	Molson Coors Beverage Co. Class B	40,501	1,601
	Archer-Daniels-Midland Co.	20,000	1,596
*	Herbalife Ltd.	130,114	1,556
*	Post Holdings Inc.	16,470	1,513
	Mondelez International Inc. Class A	22,470	1,374
	Weis Markets Inc.	18,331	1,338
	Tyson Foods Inc. Class A	21,508	1,312
	Dole plc	92,334	1,292
	Seaboard Corp.	244	1,240
	McKesson Corp.	1,586	1,177
	Spectrum Brands Holdings Inc.	14,866	1,170
*	United Natural Foods Inc.	21,924	1,126
	Kraft Heinz Co.	46,655	1,120
	Ingredion Inc.	10,807	1,096
	J M Smucker Co.	10,459	1,079
	Nu Skin Enterprises Inc. Class A	156,723	907
	Universal Corp.	16,922	878
	Conagra Brands Inc.	63,564	844
*	USANA Health Sciences Inc.	45,046	824
	Edgewell Personal Care Co.	46,635	817
*	Simply Good Foods Co.	67,616	779
	Fresh Del Monte Produce Inc.	22,670	729
	Energizer Holdings Inc.	39,823	726
*	Sprouts Farmers Market Inc.	8,423	696
*	Seneca Foods Corp. Class A	4,726	680
	ACCO Brands Corp.	171,764	680
	Constellation Brands Inc. Class A	3,569	495
	Utz Brands Inc.	60,345	442
	Bunge Global SA	3,415	421
	MGP Ingredients Inc.	22,706	401
	Keurig Dr Pepper Inc.	8,764	263
	Natural Grocers by Vitamin Cottage Inc.	5,890	173
			54,753
Energy (7.5%)
	EOG Resources Inc.	54,803	7,310
	Marathon Petroleum Corp.	19,644	4,887
	ConocoPhillips	36,579	4,169
	Phillips 66	22,348	3,931
	Chevron Corp.	21,290	3,885
	SLB Ltd.	58,673	3,201
3

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Exxon Mobil Corp.	19,724	2,865
	Kinder Morgan Inc.	90,229	2,804
	Ovintiv Inc. (XNYS)	46,033	2,580
	Diamondback Energy Inc.	12,669	2,426
	NOV Inc.	100,058	1,997
	Permian Resources Corp. Class A	94,680	1,821
	Devon Energy Corp.	38,345	1,706
	Valero Energy Corp.	6,587	1,613
	Matador Resources Co.	26,984	1,446
	Expand Energy Corp.	15,154	1,409
	Crescent Energy Co. Class A	110,279	1,275
*	Antero Resources Corp.	34,719	1,241
	World Kinect Corp.	37,894	1,092
	EQT Corp.	18,142	996
*	CNX Resources Corp.	27,806	937
	Range Resources Corp.	22,594	880
	HF Sinclair Corp.	11,971	837
	SandRidge Energy Inc.	52,314	767
	Bristow Group Inc.	17,728	738
	Diversified Energy Co.	50,414	733
	SunCoke Energy Inc.	63,852	575
*	Gulfport Energy Corp.	3,342	563
*	Oil States International Inc.	55,317	470
	Chord Energy Corp.	3,367	444
	SM Energy Co.	14,394	442
*	First Solar Inc.	1,430	439
	Granite Ridge Resources Inc.	79,482	386
	APA Corp.	8,679	316
	Riley Exploration Permian Inc.	9,319	310
*	Infinity Natural Resources Inc. Class A	18,016	244
	Peabody Energy Corp.	7,570	205
			61,940
Financials (23.4%)
	US Bancorp	102,592	5,627
	Truist Financial Corp.	115,661	5,576
	Chubb Ltd.	15,063	4,696
	PNC Financial Services Group Inc.	17,014	3,762
	Travelers Cos. Inc.	12,177	3,554
	KKR & Co. Inc.	36,355	3,488
	Wells Fargo & Co.	39,435	3,058
	Apollo Global Management Inc.	23,663	3,046
	Jackson Financial Inc. Class A	28,280	2,916
	MetLife Inc.	35,200	2,911
	Bank of New York Mellon Corp.	20,462	2,853
	American International Group Inc.	37,299	2,769
	Columbia Banking System Inc.	83,110	2,463
	Aflac Inc.	20,291	2,281
	Jefferies Financial Group Inc.	41,823	2,205
	Bread Financial Holdings Inc.	24,688	2,199
	First Financial Bancorp	68,035	2,093
	Invesco Ltd.	72,648	2,068
	S&T Bancorp Inc.	45,632	2,058
	FNB Corp.	116,539	2,037
	Citigroup Inc. (XNYS)	15,604	1,965
	Valley National Bancorp	141,063	1,942
	Prudential Financial Inc.	18,824	1,894
*	Berkshire Hathaway Inc. Class B	3,952	1,875
	WaFd Inc.	50,299	1,789
	Bank OZK	36,750	1,778
	Franklin Resources Inc.	54,195	1,681
	Arthur J Gallagher & Co.	8,346	1,678
	Enterprise Financial Services Corp.	27,647	1,676
	Allstate Corp.	8,096	1,668
	Old National Bancorp	67,119	1,611
	Bank of America Corp. (XNYS)	30,934	1,596
	Western Alliance Bancorp	19,566	1,558
	Associated Banc-Corp.	54,815	1,524
	Ally Financial Inc.	34,510	1,477
	Zions Bancorp NA	23,586	1,473
4

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	66,677	1,430
	Peapack-Gladstone Financial Corp.	32,128	1,389
	Hamilton Insurance Group Ltd. Class B	46,416	1,374
	Banc of California Inc.	69,910	1,344
	Essent Group Ltd.	23,071	1,336
	First American Financial Corp.	19,594	1,298
	SLM Corp.	58,676	1,298
	Regions Financial Corp.	46,288	1,296
	Peoples Bancorp Inc.	37,047	1,288
	Citizens Financial Group Inc.	20,654	1,286
	Hancock Whitney Corp.	18,486	1,259
	Radian Group Inc.	36,742	1,255
	Prosperity Bancshares Inc.	18,125	1,250
	Globe Life Inc.	7,975	1,222
	Amerant Bancorp Inc.	53,161	1,208
	UMB Financial Corp.	9,146	1,200
	First Busey Corp.	43,740	1,197
*	Arch Capital Group Ltd.	12,899	1,152
*	Encore Capital Group Inc.	14,335	1,146
	Amalgamated Financial Corp.	27,618	1,146
	M&T Bank Corp.	5,260	1,137
	Beacon Financial Corp.	38,933	1,133
*	LendingTree Inc.	29,073	1,111
	OceanFirst Financial Corp.	58,881	1,106
	First Commonwealth Financial Corp.	58,232	1,103
	Pelagos Insurance Capital Ltd.	50,795	1,096
	Dime Community Bancshares Inc.	29,233	1,094
	Renasant Corp.	26,808	1,092
	Southstate Bank Corp.	11,357	1,076
	WesBanco Inc.	30,586	1,060
	Pinnacle Financial Partners Inc.	10,827	1,058
	Northwest Bancshares Inc.	74,197	1,050
*	Customers Bancorp Inc.	13,826	1,039
	Cathay General Bancorp	17,898	1,032
	Capitol Federal Financial Inc.	127,688	992
	Hope Bancorp Inc.	78,967	990
	Everest Group Ltd.	3,047	987
	RenaissanceRe Holdings Ltd.	3,499	981
	Provident Financial Services Inc.	43,918	974
	Assured Guaranty Ltd.	13,080	971
	United Bankshares Inc.	22,356	970
	Fulton Financial Corp.	44,270	960
	Bank of NT Butterfield & Son Ltd.	16,911	955
	Trustmark Corp.	21,454	947
	ConnectOne Bancorp Inc.	31,177	937
	Axis Capital Holdings Ltd.	9,564	908
	Lincoln National Corp.	25,582	903
	Home BancShares Inc.	32,991	883
	Metropolitan Bank Holding Corp.	9,551	855
	Financial Institutions Inc.	23,452	850
	Orrstown Financial Services Inc.	22,725	844
*	PRA Group Inc.	54,294	828
	Virtus Investment Partners Inc.	5,696	815
	Wintrust Financial Corp.	5,171	777
	TriCo Bancshares	15,273	776
	Byline Bancorp Inc.	23,418	775
	Independent Bank Corp. (XNGS)	9,592	758
*	LendingClub Corp.	42,314	755
	Kearny Financial Corp.	90,360	745
	Reinsurance Group of America Inc. Class A	3,668	736
	Eastern Bankshares Inc.	37,161	733
	First Merchants Corp.	17,890	721
	Old Republic International Corp.	18,963	706
	Atlantic Union Bankshares Corp.	18,657	702
	Origin Bancorp Inc.	14,572	694
*	Oportun Financial Corp.	127,634	692
	MGIC Investment Corp.	26,581	670
	Live Oak Bancshares Inc.	17,483	665
	Voya Financial Inc.	8,132	660
	F&G Annuities & Life Inc.	23,196	643
5

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Old Second Bancorp Inc.	29,529	630
	Equity Bancshares Inc. Class A	13,600	627
	Hanmi Financial Corp.	20,681	623
	Washington Trust Bancorp Inc.	18,942	617
	Principal Financial Group Inc.	5,858	607
	Eagle Bancorp Inc.	22,156	605
	Carlyle Group Inc.	13,310	605
	Heritage Financial Corp.	22,118	603
	NB Bancorp Inc.	29,966	600
	Southside Bancshares Inc.	18,066	592
	Unum Group	7,068	588
	Preferred Bank	6,027	577
	Univest Financial Corp.	14,496	572
	National Bank Holdings Corp. Class A	13,645	571
	Banco Latinoamericano de Comercio Exterior SA	10,039	561
	JPMorgan Chase & Co. (XYNS)	1,851	554
	OneMain Holdings Inc.	10,007	553
	Affiliated Managers Group Inc.	1,810	548
	Hanover Insurance Group Inc.	2,923	544
	QCR Holdings Inc.	5,901	544
	WSFS Financial Corp.	7,620	544
*	NMI Holdings Inc.	14,890	535
*	Heritage Insurance Holdings Inc.	24,147	523
	Selective Insurance Group Inc.	6,046	523
	XP Inc. Class A	31,294	522
	Enact Holdings Inc.	12,461	521
	Banner Corp.	7,922	515
	Walker & Dunlop Inc.	10,175	511
	NewtekOne Inc.	36,041	500
	Northeast Bank	3,875	487
	Popular Inc.	3,202	476
	1st Source Corp.	6,250	461
*	Genworth Financial Inc.	52,551	450
	Community Trust Bancorp Inc.	6,665	446
	Burke & Herbert Financial Services Corp.	6,948	442
	Mid Penn Bancorp Inc.	13,350	436
	Northrim BanCorp Inc.	17,421	430
	OFG Bancorp	9,448	430
	Midland States Bancorp Inc.	15,208	423
	Intercontinental Exchange Inc.	2,804	415
	Ameris Bancorp	4,783	403
	Independent Bank Corp.	11,742	403
	Commerce Bancshares Inc.	7,655	400
	Fidelity National Financial Inc.	8,353	395
	First Financial Corp.	5,631	390
	United Community Banks Inc.	11,827	390
	Business First Bancshares Inc.	13,657	389
	Camden National Corp.	7,777	389
	CNB Financial Corp.	12,524	384
	Tompkins Financial Corp.	4,441	383
	Federal Agricultural Mortgage Corp. Class C	2,136	380
*	SiriusPoint Ltd.	17,470	373
	Central Pacific Financial Corp.	10,644	366
	Horizon Bancorp Inc.	19,580	363
	Navient Corp.	41,914	359
	First Horizon Corp.	14,153	343
	East West Bancorp Inc.	2,773	340
	Stifel Financial Corp.	4,730	332
	Cullen / Frost Bankers Inc.	2,349	318
	Flagstar Bank NA	21,945	309
	NBT Bancorp Inc.	6,625	306
	United Fire Group Inc.	6,794	301
	Morgan Stanley	1,444	300
	Southern Missouri Bancorp Inc.	4,251	294
	Glacier Bancorp Inc.	5,940	282
	Farmers National Banc Corp.	19,580	278
	First Bancorp / Southern Pines NC	4,704	277
	State Street Corp.	1,767	275
*	Third Coast Bancshares Inc.	7,073	271
	PennyMac Financial Services Inc.	3,190	268
6

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Towne Bank	7,816	266
*	Axos Financial Inc.	2,970	258
*	Octave Specialty Group Inc.	44,460	244
	First Mid Bancshares Inc.	5,535	244
	German American Bancorp Inc.	4,971	217
	Universal Insurance Holdings Inc.	5,845	216
	Blackrock Inc.	192	201
	Progressive Corp.	1,038	198
	Kemper Corp.	7,590	187
	California BanCorp	9,790	186
	Shore Bancshares Inc.	8,897	184
	Great Southern Bancorp Inc.	2,539	182
			193,319
Health Care (14.7%)
	Bristol-Myers Squibb Co.	122,977	7,032
	Cigna Group	25,237	7,001
	Elevance Health Inc. (XNYS)	15,896	6,250
	Pfizer Inc.	225,432	5,902
	Merck & Co. Inc.	45,442	5,395
	UnitedHealth Group Inc.	12,665	4,817
	AbbVie Inc.	18,022	3,924
	Regeneron Pharmaceuticals Inc.	5,875	3,612
	Medtronic plc	47,167	3,481
	HCA Healthcare Inc.	8,267	3,129
*	Centene Corp.	50,734	3,024
	Becton Dickinson & Co.	19,799	2,913
*	Jazz Pharmaceuticals plc	11,511	2,722
	Gilead Sciences Inc.	20,112	2,704
*	Boston Scientific Corp.	52,478	2,535
	Viatris Inc.	150,960	2,455
	Abbott Laboratories	25,180	2,155
*	Avantor Inc.	233,604	2,130
	Danaher Corp.	11,236	2,052
*	Biogen Inc.	9,741	1,909
	Zoetis Inc.	24,064	1,870
	Amgen Inc.	5,335	1,797
*	QuidelOrtho Corp.	138,039	1,797
	Humana Inc.	5,534	1,690
*	Enovis Corp.	74,141	1,682
	Teleflex Inc.	11,887	1,529
*	Evolent Health Inc. Class A	384,676	1,519
*	Accendra Health Inc.	519,411	1,475
*	Certara Inc.	249,211	1,450
	DENTSPLY SIRONA Inc.	120,905	1,266
*	Integra LifeSciences Holdings Corp.	76,361	1,225
*	Fortrea Holdings Inc.	78,340	1,206
*	BioMarin Pharmaceutical Inc.	20,990	1,202
*	Incyte Corp.	12,315	1,191
*	Sarepta Therapeutics Inc.	64,607	1,155
	Perrigo Co. plc	99,890	1,104
	Johnson & Johnson	4,772	1,075
*	AMN Healthcare Services Inc.	35,935	1,041
	Universal Health Services Inc. Class B	6,941	1,014
*	Pacira BioSciences Inc.	42,794	994
	Embecta Corp.	293,504	992
*	Amphastar Pharmaceuticals Inc.	52,369	987
*	Ironwood Pharmaceuticals Inc.	269,520	962
	QIAGEN NV	26,158	957
*	Envista Holdings Corp.	39,025	919
*	Exelixis Inc.	17,726	895
	Cardinal Health Inc.	4,151	817
	Zimmer Biomet Holdings Inc.	9,729	801
*	Align Technology Inc.	4,336	759
*	Phreesia Inc.	74,746	737
	CONMED Corp.	20,212	722
	Royalty Pharma plc Class A	12,739	710
*	Rigel Pharmaceuticals Inc.	22,721	693
*	Solventum Corp.	7,831	587
*	Harmony Biosciences Holdings Inc.	18,239	576
7

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	AdaptHealth Corp.	54,810	555
*	Inspire Medical Systems Inc.	12,690	525
*	Bioventus Inc. Class A	57,364	488
*	Doximity Inc. Class A	21,465	459
*	Tenet Healthcare Corp.	2,607	457
*	Varex Imaging Corp.	41,065	420
*	Ardent Health Inc.	44,175	408
*	Myriad Genetics Inc.	86,916	345
*	Pediatrix Medical Group Inc.	14,059	303
*	MiMedx Group Inc.	78,606	289
	Thermo Fisher Scientific Inc.	578	285
*	Collegium Pharmaceutical Inc.	7,582	255
*	Option Care Health Inc.	11,880	248
*	Henry Schein Inc.	3,162	242
*	Orthofix Medical Inc.	25,943	240
*	Tandem Diabetes Care Inc.	12,690	218
*	Innoviva Inc.	10,116	217
*	Organogenesis Holdings Inc.	79,308	204
*	Keros Therapeutics Inc.	17,295	195
*	Omnicell Inc.	4,404	194
			121,085
Industrials (10.7%)
	FedEx Corp.	15,476	6,372
	Accenture plc Class A	31,734	5,936
*	Fiserv Inc.	96,620	5,465
	Capital One Financial Corp.	21,513	4,043
	CRH plc	25,686	2,794
	PACCAR Inc.	22,576	2,492
	Graphic Packaging Holding Co.	207,135	2,332
	Sensata Technologies Holding plc	43,779	2,162
	Alight Inc. Class A	2,249,257	2,119
	Sonoco Products Co.	40,328	1,963
*	Mohawk Industries Inc.	18,016	1,935
	Genpact Ltd.	57,455	1,893
*	Everforth Inc.	82,755	1,877
	Maximus Inc.	29,969	1,856
	PayPal Holdings Inc. (XNGS)	38,684	1,731
	Smurfit Westrock plc	40,228	1,655
*	BILL Holdings Inc.	43,780	1,621
	ICF International Inc.	22,832	1,572
	ManpowerGroup Inc.	48,653	1,539
	Deluxe Corp.	61,583	1,496
	Owens Corning	11,675	1,469
	Costamare Inc.	84,992	1,307
*	O-I Glass Inc.	145,859	1,276
*	Repay Holdings Corp.	316,509	1,228
*	Builders FirstSource Inc.	15,978	1,219
	Kelly Services Inc. Class A	104,628	1,216
	Fortune Brands Innovations Inc.	31,041	1,209
*	Janus International Group Inc.	216,152	1,154
	Regal Rexnord Corp.	5,630	1,136
	Synchrony Financial	15,895	1,136
	Greenbrier Cos. Inc.	23,381	1,101
	United Parcel Service Inc. Class B (XNYS)	10,210	1,089
	Columbus McKinnon Corp.	65,760	1,050
	Textron Inc.	11,300	1,037
	Quanex Building Products Corp.	54,255	1,010
	StoneCo. Ltd. Class A	81,000	927
	Stanley Black & Decker Inc.	11,545	917
*	Paylocity Holding Corp.	7,868	904
*	ACI Worldwide Inc.	19,665	859
*	JELD-WEN Holding Inc.	396,172	856
*	Block Inc. (XNYS)	11,113	841
*	Legalzoom.com Inc.	130,435	820
	Fidelity National Information Services Inc.	18,865	811
	PagSeguro Digital Ltd. Class A	70,020	655
*	Titan International Inc.	90,291	652
	ADT Inc.	89,986	604
	TriNet Group Inc.	12,935	591
8

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Vontier Corp.	20,233	574
*	Zebra Technologies Corp. Class A	2,301	561
*	WEX Inc.	3,850	558
*	BrightView Holdings Inc.	43,197	534
*	Gibraltar Industries Inc.	12,420	480
	Apogee Enterprises Inc.	12,388	476
*	IBEX Holdings Ltd.	14,905	472
*	BlueLinx Holdings Inc.	8,724	454
	Oshkosh Corp.	3,294	428
	Willis Lease Finance Corp.	2,179	386
	CNH Industrial NV	36,679	375
*	Manitowoc Co. Inc.	29,249	346
	Teekay Corp. Ltd.	29,041	333
*	Euronet Worldwide Inc.	4,560	331
	Global Payments Inc. (XNYS)	4,373	330
	Ardagh Metal Packaging SA	76,502	308
	Hyster-Yale Inc.	8,135	295
	Teekay Tankers Ltd. Class A	3,976	280
	Dorian LPG Ltd.	6,598	265
	Ardmore Shipping Corp.	14,996	241
*	Onterris Inc.	10,530	169
			88,123
Real Estate (0.3%)
*	Forestar Group Inc.	29,721	816
*	Cushman & Wakefield Ltd.	52,389	652
*	Zillow Group Inc. Class C	9,675	339
	Newmark Group Inc. Class A	23,980	335
			2,142
Technology (12.5%)
	QUALCOMM Inc.	20,695	5,195
	Salesforce Inc.	25,878	4,945
*	Adobe Inc.	17,404	4,511
	Avnet Inc.	38,667	3,361
	Hewlett Packard Enterprise Co.	71,717	3,087
	International Business Machines Corp.	9,328	2,778
	RingCentral Inc. Class A	58,718	2,543
*	Five9 Inc.	102,957	2,507
*	Dropbox Inc. Class A	92,032	2,474
*	Arrow Electronics Inc.	11,474	2,463
*	Strategy Inc.	15,288	2,432
	Intuit Inc.	7,017	2,326
*	Docusign Inc.	40,829	2,144
	Roper Technologies Inc.	6,525	2,124
*	CCC Intelligent Solutions Holdings Inc.	448,086	2,106
*	Kyndryl Holdings Inc.	162,999	2,033
*	Pinterest Inc. Class A	89,705	1,799
	KBR Inc.	51,024	1,783
*	Tenable Holdings Inc.	61,732	1,743
*	EverQuote Inc. Class A	90,019	1,732
*	Rapid7 Inc.	206,087	1,727
*	NetScout Systems Inc.	40,057	1,667
	Dolby Laboratories Inc. Class A	27,723	1,547
	OneSpan Inc.	106,976	1,545
	Match Group Inc.	39,825	1,439
	Paycom Software Inc.	10,092	1,410
*	Box Inc. Class A	50,339	1,357
	TD SYNNEX Corp.	5,177	1,353
	Science Applications International Corp.	12,913	1,345
*	Commerce.com Inc.	418,829	1,311
*	Consensus Cloud Solutions Inc.	38,150	1,310
*	Freshworks Inc. Class A	134,629	1,307
*	DoubleVerify Holdings Inc.	126,872	1,231
*	Ziff Davis Inc.	27,137	1,223
*	Angi Inc.	207,784	1,218
*	PagerDuty Inc.	112,843	1,123
	Amdocs Ltd.	17,269	1,087
*	HubSpot Inc.	4,890	1,079
	Cognizant Technology Solutions Corp. Class A	17,951	1,001
*	Sprout Social Inc. Class A	132,560	991
9

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Meta Platforms Inc. Class A	1,532	969
*	Globant SA	21,939	885
*	Progress Software Corp.	26,856	882
*	ScanSource Inc.	18,775	869
	Methode Electronics Inc.	73,152	844
*	Cerence Inc.	63,753	820
*	ZoomInfo Technologies Inc.	224,050	746
*	ServiceNow Inc.	5,914	735
*	Zoom Communications Inc.	7,239	735
*	Workday Inc. Class A	4,907	717
*	Teradata Corp.	19,840	676
*	Elastic NV	10,395	673
*	Maplebear Inc.	16,833	670
*	Nutanix Inc. Class A	12,465	649
*	Yext Inc.	154,633	646
*	DXC Technology Co.	64,251	637
*	Magnite Inc.	44,176	633
*	GoDaddy Inc. Class A	7,335	630
*	Yelp Inc.	27,543	628
*	Qualys Inc.	5,691	622
*	Domo Inc. Class B	140,826	587
*	Diebold Nixdorf Inc.	6,955	564
*	NerdWallet Inc. Class A	62,522	538
*	Bumble Inc. Class A	168,973	536
*	Okta Inc.	4,290	529
*	PubMatic Inc. Class A	45,082	527
*	Grid Dynamics Holdings Inc.	69,630	501
	Gen Digital Inc. (XNGS)	19,350	499
*	Insight Enterprises Inc.	4,680	498
*	N-able Inc.	131,291	486
*	Mitek Systems Inc.	27,660	475
	SS&C Technologies Holdings Inc.	6,948	469
	Skyworks Solutions Inc.	5,349	416
*	Atlassian Corp. Ltd. Class A	3,825	412
	Leidos Holdings Inc.	2,880	368
	Pegasystems Inc.	8,216	294
	NetApp Inc. (XNGS)	1,605	280
*	Blackbaud Inc.	8,893	273
*	Nextdoor Holdings Inc.	103,986	219
*	Blend Labs Inc. Class A	115,208	206
			103,700
Telecommunications (3.1%)
	Verizon Communications Inc.	146,611	7,009
	AT&T Inc.	258,282	6,405
	Comcast Corp. Class A	191,932	4,773
	T-Mobile US Inc.	14,461	2,712
*	Xperi Inc.	206,605	1,643
*	Cable One Inc.	20,971	1,102
*	Gogo Inc.	142,669	652
*	Aviat Networks Inc.	29,476	524
*	Liberty Global Ltd. Class A	34,157	427
*	8x8 Inc.	149,045	309
*	Ribbon Communications Inc.	95,934	296
			25,852
Total Common Stocks (Cost $717,433)			823,036
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.667% (Cost $1,458)	14,579	1,458
Total Investments (99.8%) (Cost $718,891)			824,494
Other Assets and Liabilities—Net (0.2%)			1,358
Net Assets (100%)			825,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10

U.S. Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	5	1,899	78
Micro E-mini S&P 500 Index	June 2026	6	228	18
				96

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $717,433)	823,036
Affiliated Issuers (Cost $1,458)	1,458
Total Investments in Securities	824,494
Investment in Vanguard	18
Cash Collateral Pledged—Futures Contracts	138
Receivables for Accrued Income	1,292
Variation Margin Receivable—Futures Contracts	4
Total Assets	825,946
Liabilities
Payables for Investment Securities Purchased	5
Payables to Vanguard	47
Other Liabilities	42
Total Liabilities	94
Net Assets	825,852
At May 31, 2026, net assets consisted of:

Paid-in Capital	806,134
Total Distributable Earnings (Loss)	19,718
Net Assets	825,852

Net Assets
Applicable to 5,655,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	825,852
Net Asset Value Per Share	$146.04

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Value Factor ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Dividends[1]	8,573
Interest[2]	31
Securities Lending—Net	1
Total Income	8,605
Expenses
The Vanguard Group—Note C
Investment Advisory Services	134
Management and Administrative	328
Marketing and Distribution	17
Shareholders’ Reports	18
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	503
Net Investment Income	8,102
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	26,995
Futures Contracts	73
Realized Net Gain (Loss)	27,068
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	58,575
Futures Contracts	85
Change in Unrealized Appreciation (Depreciation)	58,660
Net Increase (Decrease) in Net Assets Resulting from Operations	93,830
1	Dividends are net of foreign withholding taxes of $4.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $29, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $35,625 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,102	16,442
Realized Net Gain (Loss)	27,068	92,918
Change in Unrealized Appreciation (Depreciation)	58,660	(111,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	93,830	(1,990)
Distributions
Total Distributions	(8,117)	(16,731)
Capital Share Transactions
Issued	125,676	231,366
Issued in Lieu of Cash Distributions	—	—
Redeemed	(111,341)	(327,843)
Net Increase (Decrease) from Capital Share Transactions	14,335	(96,477)
Total Increase (Decrease)	100,048	(115,198)
Net Assets
Beginning of Period	725,804	841,002
End of Period	825,852	725,804

See accompanying Notes, which are an integral part of the Financial Statements.
14

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$130.78	$128.89	$103.30	$105.20	$99.84	$73.96
Investment Operations
Net Investment Income[1]	1.445	2.801	2.756	2.689	2.220	1.923
Net Realized and Unrealized Gain (Loss) on Investments	15.276	1.901	25.667	(1.898)	5.212	25.644
Total from Investment Operations	16.721	4.702	28.423	.791	7.432	27.567
Distributions
Dividends from Net Investment Income	(1.461)	(2.812)	(2.833)	(2.691)	(2.072)	(1.687)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.461)	(2.812)	(2.833)	(2.691)	(2.072)	(1.687)
Net Asset Value, End of Period	$146.04	$130.78	$128.89	$103.30	$105.20	$99.84
Total Return	12.89%	3.89%	27.88%	0.97%	7.63%	37.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$826	$726	$841	$591	$671	$448
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[2]	0.13%[2]	0.13%[2]	0.13%
Ratio of Net Investment Income to Average Net Assets	2.05%	2.34%	2.38%	2.68%	2.22%	1.98%
Portfolio Turnover Rate[3]	26%	64%	39%	24%	64%	43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
16

U.S. Value Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $18,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	719,072
Gross Unrealized Appreciation	126,622
Gross Unrealized Depreciation	(21,104)
Net Unrealized Appreciation (Depreciation)	105,518
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $115,372,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $225,083,000 of investment securities and sold $202,191,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $101,572,000 and $110,932,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $1,732,000 and sales were $1,073,000, resulting in net realized loss of $241,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	900	1,875
Issued in Lieu of Cash Distributions	—	—
Redeemed	(795)	(2,850)
Net Increase (Decrease) in Shares Outstanding	105	(975)
17

U.S. Value Factor ETF
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2026, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44162 072026
18

Financial Statements
For the six-months ended May 31, 2026
Vanguard U.S. Multifactor ETF

Contents
Financial Statements	1

U.S. Multifactor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.2%)
	Newmont Corp. (XNYS)	51,932	5,703
	Freeport-McMoRan Inc.	47,522	3,123
	CF Industries Holdings Inc.	13,629	1,531
	Hecla Mining Co.	86,132	1,531
	Mueller Industries Inc.	10,413	1,339
	UFP Industries Inc.	12,214	989
	Caledonia Mining Corp. plc	32,456	771
	Alcoa Corp.	8,272	642
	Celanese Corp.	11,298	600
	Chemours Co.	22,391	496
*	Ingevity Corp.	7,191	488
*	Intrepid Potash Inc.	11,677	456
	LyondellBasell Industries NV Class A	6,258	417
	Reliance Inc.	1,078	411
*	NWPX Infrastructure Inc.	2,809	331
*	Constellium SE	8,937	306
	Koppers Holdings Inc.	6,594	269
	Fastenal Co.	5,194	230
	Commercial Metals Co.	2,960	225
	Southern Copper Corp.	1,145	219
	Carpenter Technology Corp.	462	217
	Ashland Inc.	3,402	197
	Scotts Miracle-Gro Co.	2,478	146
*	Ecovyst Inc.	8,736	115
			20,752
Consumer Discretionary (16.9%)
	General Motors Co.	43,459	3,618
	Walmart Inc.	31,061	3,595
	Ross Stores Inc.	12,615	2,923
	Lowe's Cos. Inc.	10,803	2,316
	BorgWarner Inc. (XNYS)	30,161	2,166
*	Crocs Inc.	18,026	2,139
	Best Buy Co. Inc.	24,750	1,929
	Delta Air Lines Inc.	22,474	1,854
*	Amazon.com Inc.	6,466	1,750
	Macy's Inc.	79,840	1,737
	Southwest Airlines Co.	39,294	1,688
	VF Corp.	98,063	1,685
	Expedia Group Inc.	7,429	1,677
	Dollar General Corp.	14,668	1,622
*	Dollar Tree Inc.	13,617	1,586
	Lear Corp.	10,970	1,570
	Hasbro Inc.	18,057	1,556
	Gap Inc.	73,164	1,547
	Garrett Motion Inc.	46,652	1,528
	Target Corp.	11,996	1,524
*	Airbnb Inc. Class A	11,322	1,509
	Nexstar Media Group Inc.	8,279	1,477
*	United Airlines Holdings Inc.	12,843	1,474
	Travel & Leisure Co.	21,252	1,445
	Toll Brothers Inc.	9,773	1,354
	Signet Jewelers Ltd.	15,021	1,313
	Movado Group Inc.	33,912	1,298
	Scholastic Corp.	32,052	1,298
	G-III Apparel Group Ltd.	39,585	1,280
	New York Times Co. Class A	16,922	1,273
*	Sally Beauty Holdings Inc.	92,315	1,226
*	Sonos Inc.	76,720	1,211
	Boyd Gaming Corp.	14,213	1,175
1

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Aptiv plc	16,909	1,149
	Tapestry Inc.	7,474	1,087
	Rush Enterprises Inc. Class A	15,569	1,079
*	Eastman Kodak Co.	108,165	1,073
	Dine Brands Global Inc.	33,798	1,061
	eBay Inc.	9,373	1,024
*	Zumiez Inc.	41,150	1,014
*	USA TODAY Co. Inc.	127,246	994
*	Urban Outfitters Inc.	13,647	991
	Dana Inc.	26,734	947
	PulteGroup Inc.	7,867	930
	Phinia Inc.	11,941	923
	Carnival Corp. Ltd.	32,041	899
*	Adient plc	39,295	898
*	Dauch Corp.	132,859	882
	Perdoceo Education Corp.	27,169	880
	Polaris Inc.	12,168	859
	American Eagle Outfitters Inc.	53,212	841
*	National Vision Holdings Inc.	48,249	808
	Fox Corp. Class A	12,556	803
*	Citi Trends Inc.	16,368	753
	John Wiley & Sons Inc. Class A	17,729	746
	Carter's Inc.	18,682	721
	Upbound Group Inc.	37,490	720
	Ethan Allen Interiors Inc.	34,290	707
*	Lands' End Inc.	59,683	701
*	SharkNinja Inc.	5,754	701
	Interface Inc.	23,565	698
*	Mattel Inc.	46,451	694
	TJX Cos. Inc.	4,444	688
*	Callaway Golf Co.	42,110	648
*	Frontdoor Inc.	10,391	645
*	Ulta Beauty Inc.	1,268	645
	Sonic Automotive Inc. Class A	7,780	643
*	Covista Inc.	5,421	639
*	AMC Global Media Inc.	65,221	634
	Ralph Lauren Corp.	1,723	627
	Dillard's Inc. Class A	1,049	619
	Johnson Outdoors Inc. Class A	13,424	601
*	Deckers Outdoor Corp.	5,137	585
*	American Public Education Inc.	11,560	572
*	Central Garden & Pet Co. Class A	16,595	566
	Monarch Casino & Resort Inc.	4,675	562
*	Under Armour Inc. Class C	96,357	552
	Super Group SGHC Ltd.	41,399	515
*	Stride Inc.	5,539	512
	Ermenegildo Zegna NV	33,768	496
*	Goodyear Tire & Rubber Co.	80,081	488
	Winnebago Industries Inc.	16,107	478
*	Five Below Inc.	2,066	470
	Academy Sports & Outdoors Inc.	8,837	467
	La-Z-Boy Inc.	12,379	465
*	Champion Homes Inc.	6,121	451
	Build-A-Bear Workshop Inc.	11,988	446
*	MarineMax Inc.	12,596	434
*	MGM Resorts International	9,744	426
	Haverty Furniture Cos. Inc.	17,058	396
*	Fox Factory Holding Corp.	21,822	394
*	BJ's Wholesale Club Holdings Inc.	4,545	388
*	Cars.com Inc.	37,109	381
*	Lululemon Athletica Inc.	2,898	380
	Steven Madden Ltd.	8,694	378
	PriceSmart Inc.	2,174	370
*	Central Garden & Pet Co.	9,555	368
	Global Industrial Co.	12,111	368
	Murphy USA Inc.	714	361
	Standard Motor Products Inc.	9,104	357
	Oxford Industries Inc.	7,852	350
*	Coty Inc. Class A	159,453	340
*	Under Armour Inc. Class A	57,402	337
2

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Turtle Beach Corp.	25,607	334
	Gentex Corp.	13,655	330
*	Grand Canyon Education Inc.	2,193	329
*	Rush Street Interactive Inc.	12,957	328
	Columbia Sportswear Co.	4,925	326
*	Stagwell Inc.	45,486	319
*	Coursera Inc.	58,950	318
*	YETI Holdings Inc.	6,284	301
*	Revolve Group Inc.	15,197	298
	LKQ Corp.	10,256	278
*	MasterCraft Boat Holdings Inc.	11,622	271
	Williams-Sonoma Inc.	1,311	267
	Monro Inc.	15,822	260
	Wolverine World Wide Inc.	14,658	257
*	Liquidity Services Inc.	6,282	227
	Rush Enterprises Inc. Class B	3,489	226
	Genuine Parts Co.	1,917	189
	Sturm Ruger & Co. Inc.	4,452	174
	LCI Industries	1,576	172
	Shoe Carnival Inc.	9,225	163
	PVH Corp.	1,512	141
*	Gentherm Inc.	3,941	137
	Cricut Inc. Class A	28,686	119
			108,732
Consumer Staples (5.8%)
	Altria Group Inc.	76,505	5,323
	CVS Health Corp.	50,750	4,617
	McKesson Corp.	5,504	4,086
	PepsiCo Inc.	28,071	4,048
	Cencora Inc.	11,062	2,980
	Kroger Co.	23,753	1,476
	Albertsons Cos. Inc. Class A	86,412	1,349
	Colgate-Palmolive Co.	13,820	1,246
	Ingles Markets Inc. Class A	13,929	1,232
*	Seneca Foods Corp. Class A	8,389	1,206
*	US Foods Holding Corp.	13,377	1,095
	Weis Markets Inc.	14,178	1,035
	Cal-Maine Foods Inc.	13,117	980
	Sysco Corp.	12,267	930
	Archer-Daniels-Midland Co.	8,984	717
	John B Sanfilippo & Son Inc.	9,358	701
	Spectrum Brands Holdings Inc.	8,469	666
	Fresh Del Monte Produce Inc.	20,551	660
*	Performance Food Group Co.	5,184	509
	Ingredion Inc.	4,992	506
	Hershey Co.	2,538	492
	Corteva Inc.	4,816	377
	Dole plc	26,783	375
*	Guardian Pharmacy Services Inc. Class A	7,507	291
	Oil-Dri Corp. of America	3,171	243
	Edgewell Personal Care Co.	12,768	224
*	Medifast Inc.	11,298	142
			37,506
Energy (10.2%)
	ConocoPhillips	48,662	5,547
	EOG Resources Inc.	40,334	5,380
	Exxon Mobil Corp.	26,223	3,809
	Valero Energy Corp.	15,502	3,795
	Weatherford International plc	21,969	2,277
	Chevron Corp.	11,007	2,008
	TechnipFMC plc	26,881	1,839
	APA Corp.	49,641	1,808
	HF Sinclair Corp.	23,876	1,669
	Chord Energy Corp.	12,643	1,667
	Occidental Petroleum Corp.	28,700	1,625
	Range Resources Corp.	39,518	1,539
	Devon Energy Corp.	34,549	1,537
	Permian Resources Corp. Class A	78,172	1,503
	Matador Resources Co.	27,939	1,498
3

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	CNX Resources Corp.	42,888	1,445
	Expand Energy Corp.	15,423	1,434
	Magnolia Oil & Gas Corp. Class A	51,385	1,406
	Marathon Petroleum Corp.	5,472	1,361
	NOV Inc.	65,041	1,298
	Ovintiv Inc. (XNYS)	21,812	1,222
*	First Solar Inc.	3,888	1,193
*	National Energy Services Reunited Corp.	45,529	1,109
	EQT Corp.	19,604	1,077
*	Talos Energy Inc.	72,260	1,060
	World Kinect Corp.	33,830	975
	SM Energy Co.	31,048	953
*	Expro Group Holdings NV	62,509	923
	SandRidge Energy Inc.	62,442	916
	Halliburton Co.	23,269	904
	VAALCO Energy Inc.	171,962	898
	Murphy Oil Corp.	23,925	866
	Patterson-UTI Energy Inc.	73,745	827
	Riley Exploration Permian Inc.	23,603	785
*	Infinity Natural Resources Inc. Class A	56,294	763
*	PrimeEnergy Resources Corp.	4,369	719
*	Gulfport Energy Corp.	4,183	705
	Ranger Energy Services Inc. Class A	37,740	583
*	Par Pacific Holdings Inc.	10,347	581
*	Tidewater Inc.	7,575	557
*	Forum Energy Technologies Inc.	10,537	529
*	Innovex International Inc.	18,269	488
	California Resources Corp.	7,339	435
	Bristow Group Inc.	10,038	418
	Flowco Holdings Inc. Class A	16,842	394
	Helmerich & Payne Inc.	7,728	295
*	Alpha Metallurgical Resources Inc.	1,187	236
*	Transocean Ltd. (XNYS)	27,972	173
*	Oil States International Inc.	15,030	128
	RPC Inc.	18,228	121
	Delek US Holdings Inc.	2,688	120
			65,398
Financials (23.3%)
	Bank of New York Mellon Corp.	39,680	5,533
	Travelers Cos. Inc.	18,273	5,334
	Allstate Corp.	20,912	4,310
	Wells Fargo & Co.	50,731	3,934
	Goldman Sachs Group Inc. (XYNS)	3,272	3,356
	Citigroup Inc. (XNYS)	24,369	3,068
	JPMorgan Chase & Co. (XYNS)	9,646	2,887
	Truist Financial Corp.	55,626	2,682
	Bank of America Corp. (XNYS)	50,790	2,621
	State Street Corp.	15,596	2,427
	Popular Inc.	15,074	2,239
	Aflac Inc.	15,760	1,772
	Northern Trust Corp.	10,350	1,712
	RenaissanceRe Holdings Ltd.	5,952	1,669
	First Citizens BancShares Inc. Class A	793	1,578
	First Horizon Corp.	64,558	1,564
	Globe Life Inc.	10,119	1,551
	OneMain Holdings Inc.	27,087	1,498
	Morgan Stanley	7,186	1,495
	Western Alliance Bancorp	18,604	1,482
	Enact Holdings Inc.	35,345	1,477
	Citizens Financial Group Inc.	23,469	1,461
	Affiliated Managers Group Inc.	4,796	1,452
	M&T Bank Corp.	6,716	1,451
	BOK Financial Corp.	11,310	1,448
	Axis Capital Holdings Ltd.	15,203	1,443
	East West Bancorp Inc.	11,702	1,434
	Hartford Insurance Group Inc.	11,187	1,422
	OFG Bancorp	30,829	1,405
	Amalgamated Financial Corp.	33,673	1,397
	Charles Schwab Corp.	15,864	1,386
4

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	MGIC Investment Corp.	53,090	1,339
	TrustCo Bank Corp. NY	25,550	1,324
	Carter Bankshares Inc.	47,211	1,289
	Banc of California Inc.	66,414	1,276
	Midland States Bancorp Inc.	45,164	1,256
	Pelagos Insurance Capital Ltd.	57,656	1,244
*	Arch Capital Group Ltd.	13,899	1,242
	International Bancshares Corp.	16,982	1,225
	Univest Financial Corp.	31,038	1,224
	Essent Group Ltd.	20,840	1,206
	Ameriprise Financial Inc.	2,702	1,204
	Capitol Federal Financial Inc.	154,772	1,203
	Central Pacific Financial Corp.	35,020	1,203
	Regions Financial Corp.	42,653	1,194
	Amerant Bancorp Inc.	52,356	1,190
	Fidelity National Financial Inc.	24,770	1,173
	CNO Financial Group Inc.	25,415	1,168
	Hancock Whitney Corp.	17,075	1,163
	American International Group Inc.	15,616	1,159
	Assurant Inc.	4,656	1,159
	WSFS Financial Corp.	15,875	1,134
	Bank of NT Butterfield & Son Ltd.	20,014	1,130
	First Interstate BancSystem Inc. Class A	31,360	1,116
	Universal Insurance Holdings Inc.	29,857	1,105
	First BanCorp (XNYS)	44,410	1,065
	WaFd Inc.	29,911	1,064
	Hanmi Financial Corp.	35,080	1,057
	Mercury General Corp.	10,755	1,054
	Cathay General Bancorp	18,155	1,047
	Trustmark Corp.	23,599	1,042
	Hamilton Insurance Group Ltd. Class B	35,073	1,039
	Old Republic International Corp.	27,445	1,022
	1st Source Corp.	13,809	1,019
	Pathward Financial Inc.	12,223	1,005
	Washington Trust Bancorp Inc.	30,306	987
*	SiriusPoint Ltd.	46,085	984
	OceanFirst Financial Corp.	51,658	971
	Northeast Bank	7,689	967
	Provident Financial Services Inc.	43,512	966
	BankUnited Inc.	20,444	948
*	Texas Capital Bancshares Inc.	9,443	939
	Fulton Financial Corp.	42,891	930
*	NMI Holdings Inc.	25,571	918
	Acadian Asset Management Inc.	12,643	914
	Virtu Financial Inc. Class A	18,192	912
	First Busey Corp.	33,168	908
*	Axos Financial Inc.	10,224	889
	Preferred Bank	9,224	884
	Southern Missouri Bancorp Inc.	12,797	884
*	Genworth Financial Inc.	102,342	876
	TriCo Bancshares	17,201	874
	SLM Corp.	39,424	872
*	Enova International Inc.	5,342	863
	Westamerica BanCorp	15,482	859
	Jackson Financial Inc. Class A	8,286	854
	Independent Bank Corp.	24,435	839
	First Financial Corp.	12,046	833
	Great Southern Bancorp Inc.	11,612	833
	Primerica Inc.	3,078	831
	Enterprise Financial Services Corp.	13,620	826
	Northrim BanCorp Inc.	32,541	804
	S&T Bancorp Inc.	17,524	790
	Orrstown Financial Services Inc.	21,071	782
	FirstCash Holdings Inc.	3,551	781
	Banco Latinoamericano de Comercio Exterior SA	12,423	694
	Hilltop Holdings Inc.	17,959	677
	Unum Group	7,476	622
	Assured Guaranty Ltd.	8,248	612
	Northpointe Bancshares Inc.	35,067	599
	Southside Bancshares Inc.	17,293	567
5

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Ameris Bancorp	6,642	560
	Red River Bancshares Inc.	5,963	542
	BGC Group Inc. Class A	50,871	532
	Interactive Brokers Group Inc. Class A	6,044	526
	City Holding Co.	3,853	479
	Shore Bancshares Inc.	22,610	467
	Byline Bancorp Inc.	14,028	464
	Raymond James Financial Inc.	2,916	418
	QCR Holdings Inc.	4,476	412
	SEI Investments Co.	4,600	404
	Tompkins Financial Corp.	4,687	404
	Financial Institutions Inc.	11,028	400
	Central BanCo Inc.	13,860	394
	Origin Bancorp Inc.	7,854	374
	Cullen / Frost Bankers Inc.	2,646	359
	First Hawaiian Inc.	13,097	353
	Zions Bancorp NA	5,418	338
	Hanover Insurance Group Inc.	1,756	327
	Valley National Bancorp	23,142	319
	Home Bancorp Inc.	4,827	311
	Unity Bancorp Inc.	5,396	301
	California BanCorp	15,253	290
	Community Trust Bancorp Inc.	4,084	273
	HomeTrust Bancshares Inc.	5,312	247
	Navient Corp.	22,054	189
	Peapack-Gladstone Financial Corp.	4,294	186
	Employers Holdings Inc.	4,258	185
	Horace Mann Educators Corp.	4,006	183
	Peoples Bancorp Inc.	5,143	179
	Mercantile Bank Corp.	3,232	171
	Victory Capital Holdings Inc. Class A	2,027	171
	CNA Financial Corp.	4,009	169
	Esquire Financial Holdings Inc.	1,504	165
	United Bankshares Inc.	3,696	160
	MetLife Inc.	1,836	152
	Five Star Bancorp	3,444	145
	United Fire Group Inc.	3,117	138
	Camden National Corp.	2,734	137
			149,941
Health Care (13.8%)
	Bristol-Myers Squibb Co.	98,514	5,633
	Merck & Co. Inc.	43,668	5,184
	Regeneron Pharmaceuticals Inc.	8,277	5,089
	Amgen Inc.	14,224	4,791
	AbbVie Inc.	21,777	4,741
	Gilead Sciences Inc.	35,062	4,713
	HCA Healthcare Inc.	12,075	4,571
	Pfizer Inc.	127,850	3,347
	Johnson & Johnson	13,997	3,154
*	DaVita Inc.	9,914	1,927
*	Jazz Pharmaceuticals plc	8,083	1,912
	Cigna Group	6,130	1,700
	Viatris Inc.	101,948	1,658
*	Biogen Inc.	8,407	1,648
	Medtronic plc	22,178	1,637
*	Incyte Corp.	16,793	1,625
*	Exelixis Inc.	31,728	1,602
*	Illumina Inc.	9,219	1,502
*	United Therapeutics Corp.	2,510	1,398
*	Solventum Corp.	16,712	1,253
	Cardinal Health Inc.	6,281	1,236
*	BioMarin Pharmaceutical Inc.	19,998	1,146
*	Amneal Pharmaceuticals Inc.	82,389	1,085
*	10X Genomics Inc. Class A	38,009	1,076
*	AMN Healthcare Services Inc.	35,432	1,026
*	Healthcare Services Group Inc.	49,184	1,013
*	Pediatrix Medical Group Inc.	46,964	1,012
*	Rigel Pharmaceuticals Inc.	32,919	1,004
*	LivaNova plc	12,754	941
6

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Tactile Systems Technology Inc.	36,581	900
*	Collegium Pharmaceutical Inc.	26,614	894
*	Aurinia Pharmaceuticals Inc.	55,060	844
*	Bioventus Inc. Class A	98,402	837
*	Harmony Biosciences Holdings Inc.	26,213	828
*	AdaptHealth Corp.	77,602	786
*	Globus Medical Inc. Class A	8,946	733
*	Pacira BioSciences Inc.	30,919	718
*	PTC Therapeutics Inc.	9,286	686
*	Vanda Pharmaceuticals Inc.	101,215	653
*	Fortrea Holdings Inc.	41,452	638
*	ANI Pharmaceuticals Inc.	7,952	624
*	Align Technology Inc.	3,482	609
*,1	CorMedix Inc.	69,653	588
*	Henry Schein Inc.	7,550	578
*	AngioDynamics Inc.	50,141	576
*	Indivior Pharmaceuticals Inc.	15,293	551
*	Varex Imaging Corp.	53,346	546
*	Innoviva Inc.	23,751	509
*	Moderna Inc.	10,416	492
*	Omnicell Inc.	10,794	476
*	Myriad Genetics Inc.	117,614	467
*	Centene Corp.	7,738	461
*	CareDx Inc.	19,899	454
	SIGA Technologies Inc.	93,444	437
*	Enovis Corp.	17,679	401
	iRadimed Corp.	4,106	372
*	Supernus Pharmaceuticals Inc.	6,744	311
*	OptimizeRx Corp.	57,243	297
*	Neogen Corp.	28,014	251
*	Envista Holdings Corp.	10,094	238
*	Teladoc Health Inc.	29,737	226
	DENTSPLY SIRONA Inc.	20,438	214
*	Castle Biosciences Inc.	10,006	211
*	QuidelOrtho Corp.	15,404	201
*	Orthofix Medical Inc.	20,077	186
*	Arrowhead Pharmaceuticals Inc.	2,347	183
	Embecta Corp.	49,849	168
*	Ardent Health Inc.	18,149	168
*	Elanco Animal Health Inc. (XNYS)	5,969	142
	Phibro Animal Health Corp. Class A	3,864	119
*	Puma Biotechnology Inc.	16,464	118
*	Sarepta Therapeutics Inc.	6,510	116
*	Cytek Biosciences Inc.	26,754	112
			88,543
Industrials (11.6%)
	FedEx Corp.	11,259	4,636
	Cummins Inc.	5,051	3,266
	Johnson Controls International plc	18,572	2,490
	Ryder System Inc.	8,554	2,146
	American Express Co.	5,734	1,815
	Synchrony Financial	23,404	1,672
	Oshkosh Corp.	12,059	1,568
	Accenture plc Class A	8,292	1,551
	Pitney Bowes Inc.	92,590	1,491
*	Vishay Precision Group Inc.	11,301	1,416
	Brunswick Corp.	16,303	1,366
	Sonoco Products Co.	26,279	1,279
*	Cimpress plc	12,852	1,267
	Cognex Corp.	18,396	1,211
	Valmont Industries Inc.	2,302	1,197
	Genpact Ltd.	35,673	1,175
	Landstar System Inc.	5,628	1,164
	Kelly Services Inc. Class A	96,942	1,126
	AGCO Corp.	10,019	1,125
	A O Smith Corp.	19,477	1,105
	Deluxe Corp.	44,982	1,093
	Scorpio Tankers Inc.	14,607	1,088
	Sensata Technologies Holding plc	21,959	1,085
7

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Teekay Tankers Ltd. Class A	15,421	1,085
	CH Robinson Worldwide Inc.	5,998	1,072
	EMCOR Group Inc.	1,280	1,058
	International Seaways Inc.	13,005	1,004
	JB Hunt Transport Services Inc.	3,579	989
*	Blue Bird Corp.	14,372	974
	Teekay Corp. Ltd.	81,212	932
	Kforce Inc.	18,931	890
	Robert Half Inc.	30,141	887
	Toro Co.	9,814	882
*	IBEX Holdings Ltd.	27,690	876
	Costamare Inc.	56,911	875
	Lockheed Martin Corp.	1,612	855
	EnerSys	3,680	839
	Flowserve Corp.	10,839	818
	PayPal Holdings Inc. (XNGS)	17,878	800
*	Generac Holdings Inc.	2,865	796
	Preformed Line Products Co.	2,151	795
	Expeditors International of Washington Inc.	5,015	792
	Ardagh Metal Packaging SA	196,116	790
	Myers Industries Inc.	33,498	764
	Quanex Building Products Corp.	40,858	760
*	Proto Labs Inc.	9,565	725
	Primoris Services Corp.	5,734	721
	Ferguson Enterprises Inc.	3,055	690
	Western Union Co.	82,587	671
	Installed Building Products Inc.	3,132	658
	Atkore Inc.	7,853	650
	Littelfuse Inc.	1,379	644
	General Dynamics Corp.	1,848	641
	Comfort Systems USA Inc.	346	633
*	Upwork Inc.	71,526	631
*	Mohawk Industries Inc.	5,712	614
	Simpson Manufacturing Co. Inc.	2,947	559
	Bel Fuse Inc. Class B	1,821	500
	Watts Water Technologies Inc. Class A	1,597	493
	Applied Industrial Technologies Inc.	1,596	485
	ADT Inc.	70,618	474
	Snap-on Inc.	1,191	442
	Apogee Enterprises Inc.	11,412	438
	Ennis Inc.	20,023	410
	ICF International Inc.	5,691	392
	Vontier Corp.	13,461	382
*	Euronet Worldwide Inc.	5,247	380
	DHT Holdings Inc.	22,313	364
*	BrightView Holdings Inc.	29,230	361
	Kennametal Inc.	10,805	354
	Dow Inc.	9,240	312
	Greif Inc. Class A	4,749	301
	Safe Bulkers Inc.	46,970	294
	MSC Industrial Direct Co. Inc. Class A	2,615	286
*	MYR Group Inc.	611	284
	Napco Security Technologies Inc.	6,640	249
	Crown Holdings Inc.	2,491	237
	Matson Inc.	1,302	236
	Miller Industries Inc.	4,578	219
	Donaldson Co. Inc.	2,604	213
	Huntington Ingalls Industries Inc.	672	207
	Cass Information Systems Inc.	4,055	187
	Pangaea Logistics Solutions Ltd.	23,397	177
	DuPont de Nemours Inc.	3,488	169
	Old Dominion Freight Line Inc.	630	142
*	ATI Inc.	798	140
	Owens Corning	1,097	138
	Astec Industries Inc.	2,474	125
*	Manitowoc Co. Inc.	10,332	122
*	Amentum Holdings Inc.	4,817	112
*	WEX Inc.	646	94
			74,421
8

U.S. Multifactor ETF
		Shares	Market Value• ($000)
Real Estate (0.2%)
	St. Joe Co.	16,398	1,043
	Newmark Group Inc. Class A	17,949	251
			1,294
Technology (11.8%)
	Micron Technology Inc.	8,244	8,005
	Alphabet Inc. Class A	13,292	5,055
	Dell Technologies Inc. Class C	10,780	4,537
	Western Digital Corp.	8,009	4,254
*	Adobe Inc.	13,283	3,443
	Lam Research Corp.	10,820	3,443
	Alphabet Inc. Class C	6,593	2,482
	KLA Corp.	1,256	2,414
	Applied Materials Inc.	4,999	2,250
*	Cirrus Logic Inc.	10,106	1,718
	Ingram Micro Holding Corp.	48,185	1,361
*	NetScout Systems Inc.	31,874	1,327
*	Teradata Corp.	37,797	1,287
*	Maplebear Inc.	31,218	1,242
*	EverQuote Inc. Class A	60,676	1,167
*	Rambus Inc.	8,013	1,166
	Cognizant Technology Solutions Corp. Class A	20,543	1,145
	Match Group Inc.	30,520	1,103
*	Penguin Solutions Inc.	19,730	1,102
*	Qualys Inc.	9,640	1,054
	RingCentral Inc. Class A	24,222	1,049
	Avnet Inc.	11,580	1,007
*	Pinterest Inc. Class A	49,301	988
*	Mitek Systems Inc.	54,557	937
	Skyworks Solutions Inc.	12,038	937
*	Dropbox Inc. Class A	33,128	890
	QUALCOMM Inc.	3,436	863
	Meta Platforms Inc. Class A	1,344	850
*	Daktronics Inc.	40,241	832
*	Consensus Cloud Solutions Inc.	23,673	813
*	Diebold Nixdorf Inc.	9,753	791
*	Yelp Inc.	33,832	771
	Amdocs Ltd.	12,204	769
	Concentrix Corp.	27,170	769
*	Zoom Communications Inc.	7,490	761
	NetApp Inc. (XNGS)	4,131	720
	TD SYNNEX Corp.	2,740	716
	Jabil Inc.	1,921	700
	Hewlett Packard Enterprise Co.	15,604	672
*	Ziff Davis Inc.	14,735	664
*	ScanSource Inc.	14,203	657
*	Twilio Inc. Class A	3,124	596
*	EPAM Systems Inc.	5,689	583
*	Docusign Inc.	10,826	569
*	Kyndryl Holdings Inc.	44,035	549
*	Sprinklr Inc. Class A	97,040	541
	Pegasystems Inc.	14,591	521
*	ON Semiconductor Corp.	4,206	507
*	Photronics Inc.	15,379	498
	Teradyne Inc.	1,302	487
	Clear Secure Inc. Class A	8,492	471
	OneSpan Inc.	32,378	468
*	Angi Inc.	73,653	432
*	Kimball Electronics Inc.	14,621	379
*	Cargurus Inc.	10,052	300
	Dolby Laboratories Inc. Class A	5,214	291
*	Flex Ltd.	1,726	260
	NVIDIA Corp.	1,226	259
	Intuit Inc.	714	237
*	Yext Inc.	45,235	189
*	F5 Inc.	477	183
*	DXC Technology Co.	17,531	174
	ePlus Inc.	2,001	164
9

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Progress Software Corp.	3,172	104
			75,473
Telecommunications (3.0%)
	Cisco Systems Inc.	44,148	5,316
	Verizon Communications Inc.	82,843	3,961
	Millicom International Cellular SA	22,281	1,902
	AT&T Inc.	58,146	1,442
*	ADTRAN Holdings Inc.	83,537	1,383
*	Arista Networks Inc.	6,636	1,058
	InterDigital Inc.	3,036	765
*	Digi International Inc.	10,456	698
*	Roku Inc.	4,855	632
	IDT Corp. Class B	9,541	526
*	Extreme Networks Inc.	16,025	425
*	Ooma Inc.	20,085	354
*	Liberty Latin America Ltd. Class C	32,800	269
	Ubiquiti Inc.	282	165
*	Xperi Inc.	20,704	165
*	Aviat Networks Inc.	7,819	139
			19,200
Total Common Stocks (Cost $530,693)			641,260
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $1,350)	13,505	1,350
Total Investments (100.0%) (Cost $532,043)			642,610
Other Assets and Liabilities—Net (0.0%)			142
Net Assets (100%)			642,752
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $582.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $620 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	2	760	17
Micro E-mini S&P 500 Index	June 2026	8	304	23
				40

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $530,693)	641,260
Affiliated Issuers (Cost $1,350)	1,350
Total Investments in Securities	642,610
Investment in Vanguard	13
Cash	2
Cash Collateral Pledged—Futures Contracts	68
Receivables for Accrued Income	803
Receivables for Capital Shares Issued	857
Variation Margin Receivable—Futures Contracts	2
Total Assets	644,355
Liabilities
Payables for Investment Securities Purchased	933
Collateral for Securities on Loan	620
Payables to Vanguard	50
Total Liabilities	1,603
Net Assets	642,752
1 Includes $582 of securities on loan.
At May 31, 2026, net assets consisted of:

Paid-in Capital	523,453
Total Distributable Earnings (Loss)	119,299
Net Assets	642,752

Net Assets
Applicable to 3,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	642,752
Net Asset Value Per Share	$171.40

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Dividends[1]	5,071
Interest[2]	19
Securities Lending—Net	10
Total Income	5,100
Expenses
The Vanguard Group—Note C
Investment Advisory Services	94
Management and Administrative	355
Marketing and Distribution	14
Custodian Fees	—
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	485
Net Investment Income	4,615
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	29,034
Futures Contracts	138
Realized Net Gain (Loss)	29,172
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	47,435
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	47,439
Net Increase (Decrease) in Net Assets Resulting from Operations	81,226
1	Dividends are net of foreign withholding taxes of $23.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $27,050 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,615	6,316
Realized Net Gain (Loss)	29,172	32,426
Change in Unrealized Appreciation (Depreciation)	47,439	(9,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,226	29,322
Distributions
Total Distributions	(4,168)	(5,967)
Capital Share Transactions
Issued	207,914	180,286
Issued in Lieu of Cash Distributions	—	—
Redeemed	(76,054)	(102,663)
Net Increase (Decrease) from Capital Share Transactions	131,860	77,623
Total Increase (Decrease)	208,918	100,978
Net Assets
Beginning of Period	433,834	332,856
End of Period	642,752	433,834

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$148.57	$140.74	$106.35	$105.10	$103.55	$79.93
Investment Operations
Net Investment Income[1]	1.363	2.380	2.094	2.111	2.188	1.534
Net Realized and Unrealized Gain (Loss) on Investments	22.758	7.727	34.345	1.295	1.467	23.442
Total from Investment Operations	24.121	10.107	36.439	3.406	3.655	24.976
Distributions
Dividends from Net Investment Income	(1.291)	(2.277)	(2.049)	(2.156)	(2.105)	(1.356)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.291)	(2.277)	(2.049)	(2.156)	(2.105)	(1.356)
Net Asset Value, End of Period	$171.40	$148.57	$140.74	$106.35	$105.10	$103.55
Total Return	16.34%	7.39%	34.57%	3.42%	3.73%	31.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$643	$434	$333	$194	$170	$110
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%[2]	0.18%	0.18%[2]	0.18%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.76%	1.69%	2.07%	2.21%	1.56%
Portfolio Turnover Rate[3]	21%	66%	50%	37%	33%	75%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
15

U.S. Multifactor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $13,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	532,044
Gross Unrealized Appreciation	125,949
Gross Unrealized Depreciation	(15,343)
Net Unrealized Appreciation (Depreciation)	110,606
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $22,112,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $250,977,000 of investment securities and sold $110,881,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $67,475,000 and $75,137,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $1,793,000 and sales were $2,746,000, resulting in net realized loss of $265,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	1,290	1,325
Issued in Lieu of Cash Distributions	—	—
Redeemed	(460)	(770)
Net Increase (Decrease) in Shares Outstanding	830	555
16

U.S. Multifactor ETF
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2026, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44212 072026
17

Financial Statements
For the six-months ended May 31, 2026
Vanguard Short-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1

Short-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.7%)
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	155	156
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	525	528
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2027	200	206
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2028	205	216
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	220	240
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	405	449
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2032	670	753
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	440	442
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	195	198
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	465	478
	Alabama GO	5.000%	8/1/2027	95	95
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2026	405	407
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2029	260	279
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	185	206
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	335	338
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	1,490	1,542
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	950	1,003
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	515	555
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,020	1,119
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	695	760
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	1,730	1,885
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	160	160
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	1,235	1,252
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	135	139
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	200	210
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	100	106
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	815	880
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	5	6
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	15	17
					14,625
Alaska (0.1%)
	North Slope Borough AK GO	5.000%	6/30/2026	500	501
	North Slope Borough AK GO	5.000%	6/30/2027	250	256
	North Slope Borough AK GO	5.000%	6/30/2029	355	380
	North Slope Borough AK GO	5.000%	6/30/2030	555	605
					1,742
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	510	524
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	460	483
	Arizona COP, ETM	5.000%	10/1/2026	345	348
	Arizona COP, ETM	5.000%	10/1/2027	255	263
	Arizona COP, ETM	5.000%	10/1/2028	775	819
	Arizona COP, ETM	5.000%	10/1/2029	790	852
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	265	265
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2027	580	595
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	160	168
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	390	418
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	305	333
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	120	133
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	1,540	1,599
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	305	322
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	2,330	2,538
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	25	26
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2027	140	145
[2]	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2031	410	453
[2]	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2032	550	615
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	130	130
	Phoenix AZ GO	5.000%	7/1/2026	245	245
	Phoenix AZ GO	5.000%	7/1/2027	210	210

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	110	110
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	200	200
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	155	159
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	102
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	695	705
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	205	208
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2029	815	827
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	945	1,042
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	1,195	1,337
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	60	61
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	365	370
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	610	634
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	705	732
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	730	758
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	945	1,003
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	420	436
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	760	823
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	860	892
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	615	637
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	320	358
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	640	662
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	35	40
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	100	106
					23,686
California (15.5%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	60	57
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	810	718
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	300	257
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	220	183
	Antelope Valley Community College District GO	4.000%	8/1/2046	500	505
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	815	832
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	185	189
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	260	273
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	80	84
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	1,500	1,574
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	435	440
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	145	156
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	325	329
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	25	27
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	645	652
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	435	486
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	350	390
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	495	500
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2032	690	786
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	215	217
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	10	11
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	10	12
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,150	1,128
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	2,745	3,111
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	110	112
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	25	27
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	366
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	230	250
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	225	234
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	305	317
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	155	157
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	280	284

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	220	244
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	690	718
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	230	245
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	50	54
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	160	172
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	340	385
	California GO	3.875%	8/1/2026	500	501
	California GO	5.000%	8/1/2026	255	256
	California GO	5.000%	8/1/2026	225	226
	California GO	5.000%	8/1/2026	335	336
	California GO	5.000%	8/1/2026	190	191
	California GO	5.000%	8/1/2026	680	683
	California GO	5.000%	8/1/2026	2,015	2,023
	California GO	5.000%	8/1/2026	5	5
	California GO	4.000%	9/1/2026	190	191
	California GO	5.000%	9/1/2026	1,315	1,323
	California GO	5.000%	9/1/2026	200	201
	California GO	5.000%	9/1/2026	5	5
	California GO	5.000%	9/1/2026	1,410	1,419
	California GO	5.000%	9/1/2026	130	131
	California GO	5.000%	9/1/2026	330	332
	California GO	5.000%	9/1/2026	1,000	1,006
	California GO	4.000%	10/1/2026	285	286
	California GO	5.000%	10/1/2026	950	958
	California GO	5.000%	10/1/2026	915	923
	California GO	5.000%	10/1/2026	250	252
	California GO	5.000%	10/1/2026	125	126
	California GO	4.000%	11/1/2026	245	247
	California GO	5.000%	11/1/2026	295	298
	California GO	5.000%	11/1/2026	280	283
	California GO	5.000%	12/1/2026	1,270	1,286
[3]	California GO	5.000%	2/1/2027	190	193
	California GO	3.000%	3/1/2027	1,015	1,019
	California GO	5.000%	3/1/2027	5	5
	California GO	5.000%	4/1/2027	895	914
	California GO	5.000%	4/1/2027	510	521
	California GO	3.500%	8/1/2027	2,465	2,493
	California GO	5.000%	8/1/2027	670	673
	California GO	5.000%	8/1/2027	1,000	1,004
	California GO	5.000%	8/1/2027	1,295	1,334
	California GO	5.000%	8/1/2027	540	556
	California GO	5.000%	8/1/2027	510	525
	California GO	5.000%	8/1/2027	400	412
	California GO	4.000%	9/1/2027	1,280	1,305
	California GO	5.000%	9/1/2027	1,005	1,011
	California GO	5.000%	9/1/2027	410	423
	California GO	5.000%	9/1/2027	250	258
	California GO	5.000%	9/1/2027	265	274
	California GO	4.000%	10/1/2027	365	373
	California GO	5.000%	10/1/2027	225	233
	California GO	5.000%	10/1/2027	300	310
	California GO	5.000%	10/1/2027	570	590
	California GO	5.000%	10/1/2027	775	802
	California GO	5.000%	11/1/2027	690	715
	California GO	5.000%	11/1/2027	335	347
	California GO	5.000%	11/1/2027	145	150
	California GO	5.000%	11/1/2027	60	62
	California GO	5.000%	11/1/2027	120	124
	California GO	5.000%	12/1/2027	645	670
	California GO	3.000%	3/1/2028	575	580
	California GO	5.000%	3/1/2028	700	731
	California GO	5.000%	4/1/2028	875	916
	California GO	5.000%	4/1/2028	190	199
	California GO	5.000%	8/1/2028	1,030	1,034
	California GO	5.000%	8/1/2028	300	301
	California GO	5.000%	8/1/2028	360	371
	California GO	5.000%	8/1/2028	235	242
	California GO	5.000%	8/1/2028	305	322
	California GO	5.000%	8/1/2028	1,155	1,218
	California GO	5.000%	8/1/2028	1,075	1,134

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	9/1/2028	265	266
California GO	4.000%	9/1/2028	160	165
California GO	5.000%	9/1/2028	935	941
California GO	5.000%	9/1/2028	800	845
California GO	5.000%	9/1/2028	275	277
California GO	5.000%	9/1/2028	270	285
California GO	5.000%	9/1/2028	1,200	1,268
California GO	5.000%	10/1/2028	85	90
California GO	5.000%	10/1/2028	245	259
California GO	5.000%	10/1/2028	560	593
California GO	5.000%	10/1/2028	570	603
California GO	5.000%	10/1/2028	1,000	1,058
California GO	5.000%	11/1/2028	2,255	2,337
California GO	5.000%	11/1/2028	765	811
California GO	5.000%	11/1/2028	1,550	1,644
California GO	5.000%	11/1/2028	245	260
California GO	5.000%	12/1/2028	1,140	1,211
California GO	3.000%	3/1/2029	190	190
California GO	3.000%	3/1/2029	250	250
California GO	5.000%	3/1/2029	635	677
California GO	5.000%	4/1/2029	2,265	2,421
California GO	5.000%	4/1/2029	365	390
California GO	3.000%	8/1/2029	5	5
California GO	5.000%	8/1/2029	295	296
California GO	5.000%	8/1/2029	360	370
California GO	5.000%	8/1/2029	1,880	1,888
California GO	5.000%	8/1/2029	480	506
California GO	5.000%	8/1/2029	380	391
California GO	5.000%	8/1/2029	280	288
California GO	5.000%	8/1/2029	1,450	1,560
California GO	5.000%	8/1/2029	500	538
California GO	5.000%	8/1/2029	200	215
California GO	4.000%	9/1/2029	160	167
California GO	5.000%	9/1/2029	165	166
California GO	5.000%	9/1/2029	540	543
California GO	5.000%	9/1/2029	215	232
California GO	5.000%	9/1/2029	135	146
California GO	5.000%	9/1/2029	890	959
California GO	5.000%	9/1/2029	185	199
California GO	5.000%	10/1/2029	570	616
California GO	5.000%	10/1/2029	1,325	1,401
California GO	5.000%	10/1/2029	690	745
California GO	5.000%	10/1/2029	410	443
California GO	5.000%	10/1/2029	2,550	2,754
California GO	4.000%	11/1/2029	325	340
California GO	5.000%	11/1/2029	310	335
California GO	5.000%	11/1/2029	225	233
California GO	5.000%	11/1/2029	945	1,022
California GO	5.000%	11/1/2029	460	498
California GO	5.000%	12/1/2029	355	385
California GO	5.000%	3/1/2030	310	338
California GO	5.000%	3/1/2030	265	289
California GO	5.000%	4/1/2030	10	11
California GO	5.000%	4/1/2030	325	355
California GO	5.000%	4/1/2030	660	720
California GO	5.000%	4/1/2030	795	849
California GO	5.000%	8/1/2030	1,390	1,396
California GO	5.000%	8/1/2030	1,340	1,377
California GO	5.000%	8/1/2030	685	721
California GO	5.000%	8/1/2030	535	537
California GO	5.000%	8/1/2030	250	274
California GO	5.000%	8/1/2030	570	626
California GO	5.000%	8/1/2030	615	632
California GO	5.000%	8/1/2030	4,560	5,006
California GO	5.000%	9/1/2030	195	196
California GO	5.000%	9/1/2030	125	126
California GO	5.000%	9/1/2030	125	137
California GO	5.000%	9/1/2030	400	440
California GO	5.000%	9/1/2030	1,525	1,677
California GO	5.000%	9/1/2030	245	269

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/2030	1,500	1,617
	California GO	5.000%	10/1/2030	1,400	1,479
	California GO	5.000%	10/1/2030	410	451
	California GO	5.000%	10/1/2030	860	947
	California GO	5.000%	11/1/2030	1,070	1,180
	California GO	5.000%	11/1/2030	375	413
	California GO	3.500%	12/1/2030	255	255
	California GO	5.000%	12/1/2030	445	491
	California GO	5.000%	3/1/2031	685	744
	California GO	5.000%	4/1/2031	335	372
	California GO	5.000%	4/1/2031	900	999
	California GO	5.000%	4/1/2031	460	491
	California GO	5.000%	4/1/2031	185	197
	California GO	3.250%	8/1/2031	1,090	1,120
	California GO	4.000%	8/1/2031	235	235
	California GO	5.000%	8/1/2031	120	120
	California GO	5.000%	8/1/2031	1,200	1,339
	California GO	5.000%	8/1/2031	635	709
	California GO	5.000%	8/1/2031	350	391
	California GO	5.000%	8/1/2031	375	385
	California GO	5.000%	8/1/2031	1,420	1,585
	California GO	5.000%	9/1/2031	275	277
	California GO	5.000%	9/1/2031	470	473
	California GO	5.000%	9/1/2031	530	592
	California GO	5.000%	9/1/2031	1,110	1,240
	California GO	5.000%	9/1/2031	1,045	1,168
	California GO	5.000%	9/1/2031	1,750	1,956
	California GO	5.000%	9/1/2031	950	1,062
	California GO	5.000%	10/1/2031	480	517
	California GO	5.000%	10/1/2031	500	560
	California GO	5.000%	10/1/2031	490	548
	California GO	4.000%	11/1/2031	125	127
	California GO	5.000%	11/1/2031	245	269
	California GO	5.000%	11/1/2031	670	737
	California GO	5.000%	11/1/2031	930	983
	California GO	5.000%	11/1/2031	1,000	1,120
	California GO	5.000%	11/1/2031	175	192
	California GO	5.000%	12/1/2031	300	337
	California GO	5.000%	3/1/2032	1,710	1,854
	California GO	5.000%	3/1/2032	2,205	2,483
	California GO	5.000%	4/1/2032	140	149
	California GO	5.000%	4/1/2032	1,850	2,086
	California GO	5.000%	4/1/2032	1,390	1,567
	California GO	5.000%	4/1/2032	350	373
	California GO	3.500%	8/1/2032	420	436
	California GO	5.000%	8/1/2032	3,115	3,528
[1]	California GO	5.250%	8/1/2032	2,735	3,080
	California GO	3.000%	9/1/2032	790	783
	California GO	5.000%	9/1/2032	445	505
	California GO	5.000%	10/1/2032	210	226
	California GO	5.000%	10/1/2032	275	304
	California GO	5.000%	11/1/2032	175	181
	California GO	5.000%	11/1/2032	300	341
	California GO	5.000%	11/1/2032	670	735
	California GO	5.000%	3/1/2033	1,115	1,206
	California GO	5.000%	3/1/2033	35	38
	California GO	5.000%	3/1/2033	2,190	2,501
	California GO	5.000%	4/1/2033	600	638
	California GO	5.000%	4/1/2033	85	97
	California GO, Prere.	5.000%	8/1/2027	25	26
	California GO, Prere.	5.000%	11/1/2030	5	6
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,135	1,179
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	695	723
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	365	380
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/2033	10	12
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	310	312
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	150	153
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	305	316
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	10	10
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	30	31

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	2,965	3,191
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	330	331
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	265	267
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	460	462
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	735	760
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	300	313
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	445	468
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	240	248
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	520	553
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	480	516
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	900	928
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	290	315
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	665	728
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	810	894
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	785	873
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	995	1,115
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	760	843
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	130	131
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	810	815
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	110	114
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	100	104
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	340	359
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	545	575
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	120	127
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,020	1,099
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	290	312
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	515	565
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	160	178
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	360	407
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	15	16
	California State University College & University Revenue	5.000%	11/1/2027	115	117
	California State University College & University Revenue	5.000%	11/1/2027	350	363
	California State University College & University Revenue	5.000%	11/1/2028	115	118
	California State University College & University Revenue	5.000%	11/1/2029	305	312
	California State University College & University Revenue	5.000%	11/1/2029	45	45
	California State University College & University Revenue	5.000%	11/1/2030	320	327
	California State University College & University Revenue	5.000%	11/1/2030	320	321
	California State University College & University Revenue	5.000%	11/1/2031	375	383
	California State University College & University Revenue	5.000%	11/1/2031	680	681
	California State University College & University Revenue PUT	0.550%	11/1/2026	75	74
	California State University College & University Revenue PUT	3.125%	11/1/2026	370	369
	Chabot-Las Positas Community College District GO	5.000%	8/1/2033	250	288
	Chaffey Community College District GO, Prere.	3.000%	6/1/2028	85	86
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	355	366
[1]	Coast Community College District GO	0.000%	8/1/2027	35	34
[1]	Coast Community College District GO	0.000%	8/1/2028	745	702
	Coast Community College District GO, Prere.	4.500%	8/1/2027	110	113
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2027	290	298
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	250	264
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	205	222
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	360	370
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	100	110
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	205	210
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	100	112
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	395	405
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	4,005	4,005
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	2,500	2,503
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,150	1,106
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	205	192
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	460	476
	Los Angeles CA Community College District GO	5.000%	6/1/2026	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/2026	135	136
	Los Angeles CA Community College District GO	5.000%	8/1/2026	145	146
	Los Angeles CA Community College District GO	5.000%	8/1/2027	345	355
	Los Angeles CA Community College District GO	5.000%	8/1/2027	305	314
	Los Angeles CA Community College District GO	5.000%	8/1/2028	820	867
	Los Angeles CA Community College District GO	5.000%	8/1/2028	425	449
	Los Angeles CA Community College District GO	5.000%	8/1/2028	160	169
	Los Angeles CA Community College District GO	5.000%	8/1/2029	780	844

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	5.000%	8/1/2029	770	833
Los Angeles CA Community College District GO	5.000%	8/1/2029	260	281
Los Angeles CA Community College District GO	5.000%	8/1/2030	390	431
Los Angeles CA Community College District GO	5.000%	8/1/2030	420	464
Los Angeles CA Community College District GO	5.000%	8/1/2031	415	467
Los Angeles CA Unified School District GO	5.000%	7/1/2026	85	85
Los Angeles CA Unified School District GO	5.000%	7/1/2026	985	987
Los Angeles CA Unified School District GO	5.000%	7/1/2026	310	311
Los Angeles CA Unified School District GO	5.000%	7/1/2027	295	296
Los Angeles CA Unified School District GO	5.000%	7/1/2027	190	195
Los Angeles CA Unified School District GO	5.000%	7/1/2027	510	524
Los Angeles CA Unified School District GO	5.000%	7/1/2027	395	406
Los Angeles CA Unified School District GO	5.000%	7/1/2027	340	349
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,020	1,048
Los Angeles CA Unified School District GO	5.000%	7/1/2028	210	219
Los Angeles CA Unified School District GO	5.000%	7/1/2028	645	680
Los Angeles CA Unified School District GO	5.000%	7/1/2028	40	42
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,165	1,167
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,630	1,717
Los Angeles CA Unified School District GO	2.000%	7/1/2029	165	159
Los Angeles CA Unified School District GO	5.000%	7/1/2029	200	216
Los Angeles CA Unified School District GO	5.000%	7/1/2029	340	354
Los Angeles CA Unified School District GO	5.000%	7/1/2029	320	345
Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,380	1,487
Los Angeles CA Unified School District GO	5.000%	7/1/2029	475	512
Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	100
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,005	1,045
Los Angeles CA Unified School District GO	5.000%	7/1/2030	165	182
Los Angeles CA Unified School District GO	5.000%	7/1/2030	705	776
Los Angeles CA Unified School District GO	5.000%	7/1/2030	300	330
Los Angeles CA Unified School District GO	5.000%	7/1/2030	500	550
Los Angeles CA Unified School District GO	3.000%	7/1/2031	925	918
Los Angeles CA Unified School District GO	4.000%	7/1/2031	120	127
Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,615	1,804
Los Angeles CA Unified School District GO	5.000%	7/1/2031	200	223
Los Angeles CA Unified School District GO	4.000%	7/1/2032	110	116
Los Angeles CA Unified School District GO	5.000%	7/1/2032	300	322
Los Angeles CA Unified School District GO	5.000%	7/1/2032	3,645	4,129
Los Angeles CA Unified School District GO	5.000%	7/1/2033	375	388
Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,035	1,185
Los Angeles CA Unified School District GO	5.000%	7/1/2033	500	572
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	385	385
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	435	435
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	150	154
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	220	231
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	60	63
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	210	226
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	870	989
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	85	90
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	510	580
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	175	175
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	400	411
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	255	262
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	270	284
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	250	263
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	415	447
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	320	345
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	250	269
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	253
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	440	484
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	250	275
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	290	317
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	390	437
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	250	284
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	195	206
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	380	401
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	325	343
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	80	88
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	250	279
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	250	271

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	65	75
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	195	195
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	145	145
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	225	225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	120	120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	160	164
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	180	188
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	240	250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	280	292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,175	3,280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,079
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	100	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	355	377
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	195	207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	155	168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	770	832
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,185	1,281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,840	3,042
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	330	346
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,165	1,275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,765	1,932
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	875	958
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	200	209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	260	275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	970	1,074
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,110	1,229
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	130	130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	265	265
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	512
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	500	522
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	260	268
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	500	531
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	545	579
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	245	254
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	460	497
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	500	547
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	300	332
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	500	554
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,385	1,534
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	1,195	1,207
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	585	591
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	230	232
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	335	338
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	215	217
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	215	217
[1]	Merced Union High School District GO	0.000%	8/1/2030	770	683
	Mount San Antonio Community College District GO	5.875%	8/1/2028	140	147
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	300	301
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	10	10
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	570	571
	Poway Unified School District GO	0.000%	8/1/2031	150	130
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	265	275
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	225	233
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	210	218
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	230	249
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	400	444
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	400	455
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	195	199
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	5	5
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	210	211
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	230	238
	San Diego CA Unified School District GO	5.000%	7/1/2028	425	448
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	100	106
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	465	492
	San Diego CA Unified School District GO	4.000%	7/1/2029	145	145
	San Diego CA Unified School District GO	5.000%	7/1/2029	485	523
	San Diego CA Unified School District GO	0.000%	7/1/2030	60	54

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2030	190	209
	San Diego CA Unified School District GO	0.000%	7/1/2031	10	9
	San Diego CA Unified School District GO	4.000%	7/1/2032	15	15
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	340	341
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	95	95
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	230	231
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	10	12
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	500	537
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	215	216
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	155	156
	San Francisco CA City & County GO	5.000%	6/15/2027	360	370
	San Francisco CA City & County GO	5.000%	6/15/2028	400	421
	San Francisco CA City & County GO	5.000%	6/15/2029	445	480
	San Francisco CA City & County GO	5.000%	6/15/2029	265	286
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	120	121
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	210	212
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	140	141
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	15	16
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	100	103
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	595	631
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	105	114
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	50	55
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	225	234
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	2,150	2,140
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	20	17
	San Jose Unified School District GO	5.000%	8/1/2032	145	167
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	10	10
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	330	369
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	275	318
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	235	238
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	515	515
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	135	135
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	5	5
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	415	427
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	400	405
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	350	372
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	235	251
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2031	110	124
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	150	160
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	15	17
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	295	309
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	340	371
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	180	180
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,240	1,321
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	70	76
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	385	385
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	305	319
	University of California College & University Revenue	5.000%	5/15/2027	255	261
	University of California College & University Revenue	5.000%	5/15/2027	715	733
	University of California College & University Revenue	5.000%	5/15/2028	385	405
	University of California College & University Revenue	5.000%	5/15/2028	675	709
	University of California College & University Revenue	5.000%	11/15/2028	500	530
	University of California College & University Revenue	5.000%	5/15/2029	320	343
	University of California College & University Revenue	5.000%	5/15/2029	315	337
	University of California College & University Revenue	5.000%	5/15/2029	1,140	1,221
	University of California College & University Revenue	5.000%	5/15/2029	735	752
	University of California College & University Revenue	5.000%	5/15/2029	590	632
	University of California College & University Revenue	5.000%	5/15/2029	750	804
	University of California College & University Revenue	5.000%	5/15/2029	220	236
	University of California College & University Revenue	5.000%	11/15/2029	500	541
	University of California College & University Revenue	5.000%	5/15/2030	555	568
	University of California College & University Revenue	5.000%	5/15/2030	1,220	1,334
	University of California College & University Revenue	5.000%	5/15/2030	470	514
	University of California College & University Revenue	5.000%	5/15/2030	2,785	3,044
	University of California College & University Revenue	5.000%	11/15/2030	500	551
	University of California College & University Revenue	5.000%	5/15/2031	360	368
	University of California College & University Revenue	5.000%	5/15/2031	230	256

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/2031	500	556
	University of California College & University Revenue	5.000%	5/15/2031	1,115	1,240
	University of California College & University Revenue	5.000%	5/15/2031	1,565	1,740
	University of California College & University Revenue	5.000%	5/15/2032	620	647
	University of California College & University Revenue	5.000%	5/15/2032	2,015	2,272
	University of California College & University Revenue	5.000%	5/15/2032	575	648
	University of California College & University Revenue	5.000%	5/15/2032	1,500	1,691
	University of California College & University Revenue	5.000%	5/15/2032	3,240	3,653
	University of California College & University Revenue	5.000%	11/15/2032	500	567
	University of California College & University Revenue	5.000%	5/15/2033	650	743
	University of California College & University Revenue	5.000%	5/15/2033	235	269
	Ventura County Community College District GO	3.125%	8/1/2031	365	365
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	415
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	535	552
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	865	718
					308,720
Colorado (0.9%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	155	157
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	430	465
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	150	152
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	740	749
	Adams 12 Five Star Schools GO	5.000%	12/15/2032	250	253
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	45	46
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2026	520	527
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	445	462
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2028	250	265
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	180	201
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	240	241
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	120	120
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	615	623
	Colorado COP	5.000%	12/15/2030	505	554
	Colorado COP	5.000%	3/15/2031	540	561
	Colorado COP	5.000%	12/15/2031	645	679
	Colorado COP	5.000%	12/15/2031	100	111
	Colorado COP	5.000%	3/15/2032	1,370	1,392
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Inc. Project), Prere.	4.000%	9/1/2030	310	327
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2030	610	672
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	750	821
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2029	305	329
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2030	5	6
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	500	505
	Denver CO City & County GO	5.000%	8/1/2027	275	283
	Denver CO City & County GO	5.000%	8/1/2028	205	216
	Denver CO City & County GO	5.000%	8/1/2029	260	280
	Denver CO City & County GO	5.000%	8/1/2030	270	296
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	185	196
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	110	101
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	370	328
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	125	103
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	1,100	1,063
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	60	56
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	705	730
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	475	492
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	940	994
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	150	159
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	205	221
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	330	356
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	520	580
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	385	396
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	190	195
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	85	87
					17,350
Connecticut (3.4%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	35	35
	Connecticut GO	5.000%	8/1/2026	165	166
	Connecticut GO	5.000%	8/15/2026	200	201
	Connecticut GO	5.000%	8/15/2026	605	608
	Connecticut GO	5.000%	10/15/2026	570	575

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	11/15/2026	495	500
Connecticut GO	5.000%	11/15/2026	600	607
Connecticut GO	4.000%	1/15/2027	80	81
Connecticut GO	4.000%	1/15/2027	390	394
Connecticut GO	5.000%	3/15/2027	230	234
Connecticut GO	5.000%	4/15/2027	305	312
Connecticut GO	5.000%	4/15/2027	760	776
Connecticut GO	5.000%	5/15/2027	45	45
Connecticut GO	5.000%	6/15/2027	235	241
Connecticut GO	5.000%	8/15/2027	1,855	1,910
Connecticut GO	5.000%	9/15/2027	800	825
Connecticut GO	5.000%	11/15/2027	95	98
Connecticut GO	5.000%	11/15/2027	90	93
Connecticut GO	4.000%	1/15/2028	795	814
Connecticut GO	4.000%	1/15/2028	420	430
Connecticut GO	5.000%	1/15/2028	490	510
Connecticut GO	5.000%	1/15/2028	490	510
Connecticut GO	5.000%	4/15/2028	285	298
Connecticut GO	5.000%	4/15/2028	250	262
Connecticut GO	5.000%	8/15/2028	890	936
Connecticut GO	5.000%	9/15/2028	965	1,017
Connecticut GO	5.000%	10/15/2028	140	141
Connecticut GO	5.000%	11/15/2028	405	428
Connecticut GO	5.000%	11/15/2028	265	280
Connecticut GO	4.000%	1/15/2029	325	336
Connecticut GO	4.000%	1/15/2029	165	171
Connecticut GO	5.000%	1/15/2029	130	138
Connecticut GO	5.000%	3/15/2029	105	112
Connecticut GO	5.000%	4/15/2029	365	389
Connecticut GO	5.000%	8/15/2029	905	971
Connecticut GO	5.000%	8/15/2029	915	982
Connecticut GO	5.000%	11/15/2029	585	631
Connecticut GO	5.000%	12/1/2029	750	809
Connecticut GO	4.000%	1/15/2030	260	271
Connecticut GO	4.000%	1/15/2030	530	553
Connecticut GO	5.000%	1/15/2030	510	551
Connecticut GO	5.000%	4/15/2030	345	367
Connecticut GO	5.000%	8/15/2030	500	546
Connecticut GO	5.000%	9/1/2030	365	399
Connecticut GO	5.000%	9/15/2030	690	755
Connecticut GO	5.000%	11/15/2030	405	444
Connecticut GO	5.000%	11/15/2030	565	620
Connecticut GO	5.000%	11/15/2030	120	132
Connecticut GO	5.000%	12/1/2030	390	428
Connecticut GO	4.000%	1/15/2031	280	295
Connecticut GO	4.000%	1/15/2031	490	516
Connecticut GO	5.000%	1/15/2031	1,205	1,300
Connecticut GO	5.000%	1/15/2031	715	786
Connecticut GO	5.000%	4/15/2031	370	393
Connecticut GO	5.000%	8/1/2031	200	222
Connecticut GO	5.000%	9/15/2031	85	94
Connecticut GO	5.000%	11/15/2031	450	501
Connecticut GO	5.000%	11/15/2031	570	634
Connecticut GO	5.000%	11/15/2031	300	334
Connecticut GO	5.000%	12/1/2031	1,325	1,475
Connecticut GO	5.000%	1/15/2032	520	560
Connecticut GO	5.000%	3/15/2032	1,000	1,117
Connecticut GO	5.000%	4/15/2032	100	106
Connecticut GO	5.000%	8/15/2032	685	769
Connecticut GO	5.000%	8/15/2032	1,200	1,348
Connecticut GO	5.000%	11/15/2032	955	1,076
Connecticut GO	3.000%	1/15/2033	75	74
Connecticut GO	4.000%	1/15/2033	375	388
Connecticut GO	5.000%	1/15/2033	265	299
Connecticut GO	5.000%	3/15/2033	5	6
Connecticut GO	5.000%	4/15/2033	395	418
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	105	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	245	245
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	100	100
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	500	501

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2026	485	489
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	140	142
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	775	792
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	675	693
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	140	144
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	100	103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	680	698
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	715	734
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	155	159
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	175	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	460	463
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	480	495
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	475	493
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	165	173
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	300	315
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	560	587
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	275	288
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	55	58
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	865	870
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2029	540	560
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	630	672
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	200	213
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	535	573
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	155	166
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	500	535
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	125	134
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	800	856
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	130	131
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	370	390
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	150	164
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	65	71
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	505	551
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	120	121
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	615	647
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	130	135
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	825	894
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	390	430
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	415	459
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	160	177
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	340	376
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	300	315
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	665	688
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	705	762
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	705	776
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	145	163
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	705	791
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2032	385	404
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	1,165	1,204
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	60	65
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	105	115
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	440	499
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	485	497
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2028	155	162
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2029	360	385
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	1,315	1,314
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	400	401
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	40	41
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	2,000	2,174
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	2,250	2,520
[1]	New Haven CT GO	5.000%	8/1/2031	70	77
	University of Connecticut College & University Revenue	5.000%	2/15/2031	1,155	1,270
	University of Connecticut College & University Revenue	5.000%	2/15/2032	300	335
	University of Connecticut College & University Revenue	5.000%	2/15/2033	300	339
					68,137
Delaware (0.2%)
	Delaware GO	5.000%	1/1/2027	315	319
	Delaware GO	5.000%	1/1/2028	752	781

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware GO	5.000%	3/1/2029	840	896
	Delaware GO	5.000%	3/1/2031	965	1,069
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	595	650
					3,715
District of Columbia (1.8%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	125	133
	District of Columbia College & University Revenue	5.000%	4/1/2030	120	122
	District of Columbia College & University Revenue	5.000%	4/1/2032	735	746
	District of Columbia College & University Revenue	5.000%	4/1/2033	50	51
	District of Columbia GO	5.000%	10/15/2026	645	651
	District of Columbia GO	5.000%	6/1/2027	470	481
	District of Columbia GO	5.000%	10/15/2027	790	816
	District of Columbia GO	5.000%	12/1/2027	555	574
	District of Columbia GO	5.000%	10/15/2028	660	697
	District of Columbia GO	5.000%	12/1/2028	855	905
	District of Columbia GO	5.000%	6/1/2029	2,075	2,220
	District of Columbia GO	5.000%	10/15/2029	1,105	1,179
	District of Columbia GO	5.000%	6/1/2030	410	447
	District of Columbia GO	5.000%	8/1/2030	260	284
	District of Columbia GO	5.000%	10/15/2030	1,150	1,225
	District of Columbia GO	5.000%	12/1/2030	800	879
	District of Columbia GO	5.000%	8/1/2031	465	516
	District of Columbia GO	5.000%	10/15/2031	470	499
	District of Columbia GO	5.000%	10/15/2032	340	360
	District of Columbia GO	5.000%	12/1/2032	160	180
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	910	917
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	315	317
	District of Columbia Income Tax Revenue	5.000%	12/1/2026	190	192
	District of Columbia Income Tax Revenue	5.000%	6/1/2027	895	916
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	870	898
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	505	521
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	695	720
	District of Columbia Income Tax Revenue	5.000%	6/1/2028	675	707
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	1,505	1,588
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	740	781
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	180	191
	District of Columbia Income Tax Revenue	5.000%	3/1/2029	265	282
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	340	366
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	255	275
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	220	238
	District of Columbia Income Tax Revenue	5.000%	3/1/2030	1,820	1,955
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	325	356
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	330	362
	District of Columbia Income Tax Revenue	5.000%	3/1/2031	585	627
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	240	267
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	310	345
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	460	511
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	120	134
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	1,180	1,261
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	405	454
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	115	123
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2032	500	561
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2033	500	567
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2030	165	143
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	535	542
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	260	262
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	50	51
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	500	515
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	500	514
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,270	1,301
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2030	2,130	2,315
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	155	171
					35,211
Florida (2.8%)
	Broward County FL School District COP	5.000%	7/1/2026	390	391
	Broward County FL School District COP	5.000%	7/1/2027	475	486
[1]	Broward County FL School District COP	5.000%	7/1/2027	250	256
	Broward County FL School District COP	5.000%	7/1/2028	1,350	1,410
	Broward County FL School District COP	5.000%	7/1/2030	380	411

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Broward County FL School District COP	5.000%	7/1/2030	225	245
	Broward County FL School District COP	5.000%	7/1/2031	920	991
	Broward County FL School District COP	5.000%	7/1/2032	1,700	1,825
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	1,205	1,236
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	465	466
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	870	911
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	625	625
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	375	375
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	300	335
[1]	Central Florida Expressway Authority Highway Revenue, ETM	5.000%	7/1/2031	360	398
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	500
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	500
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	315	316
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	65	72
[1]	Duval County Public Schools COP	5.000%	7/1/2026	1,855	1,858
[1]	Duval County Public Schools COP	5.000%	7/1/2027	360	369
[1]	Duval County Public Schools COP	5.000%	7/1/2028	890	932
[1]	Duval County Public Schools COP	5.000%	7/1/2029	970	1,036
[1]	Duval County Public Schools COP	5.000%	7/1/2030	1,140	1,240
[1]	Duval County Public Schools COP	5.000%	7/1/2031	1,515	1,636
[1]	Duval County Public Schools COP	5.000%	7/1/2032	805	867
	Florida Department of Management Services COP	5.000%	11/1/2026	395	399
	Florida Department of Management Services COP	5.000%	11/1/2027	555	574
	Florida Department of Management Services COP	5.000%	11/1/2028	1,015	1,072
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2027	770	791
	Florida GO	5.000%	6/1/2026	750	750
	Florida GO	5.000%	6/1/2027	775	794
	Florida GO	5.000%	6/1/2029	650	696
	Florida GO	5.000%	6/1/2031	365	405
	Florida GO	5.000%	6/1/2032	460	518
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	1,725	1,734
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	100	101
	Florida Lottery Revenue	5.000%	7/1/2027	1,175	1,206
	Florida Lottery Revenue	5.000%	7/1/2028	610	640
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	170	171
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	675	680
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	210	226
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	240	262
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	280	310
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,004
	Hillsborough County School Board COP	5.000%	7/1/2029	125	133
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	150	154
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	600	619
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	570	601
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	450	464
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	195	210
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	485	500
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	710	777
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	375	417
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	1,200	1,350
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	750	771
	Lee County FL School Board COP	3.000%	8/1/2026	75	75
	Lee County School Board COP	5.000%	8/1/2028	345	362
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	580	584
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	210	212
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	670	691
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	415	428
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	250	258
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	1,115	1,149
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2029	405	417
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	285	311
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	450	498
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	200	221
	Miami-Dade County School Board COP	5.000%	2/1/2027	500	507
	Miami-Dade County School Board COP	5.000%	2/1/2028	500	518
	Miami-Dade County School Board COP	5.000%	5/1/2028	250	260
	Miami-Dade County School Board COP	4.000%	8/1/2028	145	145
	Miami-Dade County School Board COP	5.000%	2/1/2029	380	401
	Miami-Dade County School Board COP	5.000%	5/1/2029	150	159
	Miami-Dade County School Board COP	4.000%	8/1/2029	155	155

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County School Board COP	5.000%	2/1/2030	500	536
	Miami-Dade County School Board COP	5.000%	5/1/2030	135	145
	Miami-Dade County School Board COP	5.000%	5/1/2031	650	709
	Miami-Dade County School Board COP	5.000%	2/1/2032	2,100	2,311
	Miami-Dade County School Board COP	5.000%	2/1/2033	300	334
	Orange County School Board COP	5.000%	8/1/2032	555	621
	Orange County School Board COP, Prere.	5.000%	8/1/2026	1,120	1,124
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	180	169
	Palm Beach County School District COP	5.000%	8/1/2026	150	151
	Palm Beach County School District COP	5.000%	8/1/2027	475	488
	Palm Beach County School District COP	5.000%	8/1/2027	165	169
	Palm Beach County School District COP	5.000%	8/1/2028	965	1,010
	Palm Beach County School District COP	5.000%	8/1/2029	325	340
	Palm Beach County School District COP	5.000%	8/1/2030	200	217
	Palm Beach County School District COP	5.000%	8/1/2031	250	276
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	155	170
	West Palm Beach Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2032	1,550	1,628
					55,765
Georgia (2.3%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	220	220
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	400	410
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	175	184
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	240	257
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	315	344
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	25	26
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2028	500	529
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	765	840
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	300	329
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	500	557
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	415	462
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	500	564
	Burke County Development Authority Electric Power & Light Revenue PUT	3.000%	6/15/2029	400	401
	Burke County Development Authority Electric Power & Light Revenue PUT	3.000%	6/15/2029	260	261
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	310	313
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2033	105	119
	Georgia GO	5.000%	7/1/2026	130	130
	Georgia GO	5.000%	7/1/2026	325	326
	Georgia GO	5.000%	7/1/2026	150	150
	Georgia GO	5.000%	8/1/2026	320	321
	Georgia GO	3.000%	1/1/2027	505	506
	Georgia GO	4.000%	1/1/2027	310	313
	Georgia GO	5.000%	1/1/2027	155	157
	Georgia GO	5.000%	2/1/2027	350	356
	Georgia GO	5.000%	7/1/2027	425	436
	Georgia GO	5.000%	7/1/2027	100	103
	Georgia GO	5.000%	7/1/2027	55	56
	Georgia GO	5.000%	7/1/2027	100	103
	Georgia GO	5.000%	8/1/2027	600	617
	Georgia GO	5.000%	12/1/2027	720	729
	Georgia GO	4.000%	1/1/2028	335	343
	Georgia GO	5.000%	1/1/2028	175	178
	Georgia GO	5.000%	2/1/2028	725	737
	Georgia GO	4.000%	7/1/2028	1,175	1,211
	Georgia GO	5.000%	7/1/2028	160	168
	Georgia GO	5.000%	7/1/2028	545	573
	Georgia GO	5.000%	7/1/2028	110	116
	Georgia GO	5.000%	7/1/2028	660	694
	Georgia GO	5.000%	7/1/2028	405	416
	Georgia GO	5.000%	8/1/2028	420	442
	Georgia GO	4.000%	1/1/2029	350	353
	Georgia GO	3.000%	2/1/2029	240	240
	Georgia GO	5.000%	2/1/2029	655	666
	Georgia GO	4.000%	7/1/2029	1,020	1,064
	Georgia GO	5.000%	7/1/2029	110	113
	Georgia GO	5.000%	7/1/2029	280	301
	Georgia GO	5.000%	7/1/2029	160	168
	Georgia GO	5.000%	7/1/2029	165	177
	Georgia GO	5.000%	8/1/2029	290	312
	Georgia GO	3.000%	2/1/2030	460	460

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/2030	100	102
	Georgia GO	5.000%	7/1/2030	670	719
	Georgia GO	5.000%	7/1/2030	235	241
	Georgia GO	5.000%	7/1/2030	1,410	1,544
	Georgia GO	5.000%	7/1/2030	325	342
	Georgia GO	5.000%	8/1/2030	235	258
	Georgia GO	4.000%	2/1/2031	1,000	1,001
	Georgia GO	5.000%	7/1/2031	85	91
	Georgia GO	5.000%	7/1/2031	155	163
	Georgia GO	5.000%	7/1/2031	1,290	1,437
	Georgia GO	5.000%	8/1/2031	170	186
	Georgia GO	5.000%	7/1/2032	205	219
	Georgia GO	5.000%	8/1/2032	280	305
	Georgia GO	2.500%	2/1/2033	50	48
	Georgia GO	5.000%	2/1/2033	1,025	1,041
[5]	Georgia Local Government COP	4.750%	6/1/2028	429	437
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	105	105
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,830	1,830
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	645	661
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	315	330
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	605	647
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	215	234
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	525	570
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	210	227
	Gwinnett County School District GO	5.000%	8/1/2026	1,390	1,396
	Gwinnett County School District GO	5.000%	8/1/2027	1,250	1,286
	Gwinnett County School District GO	5.000%	2/1/2032	1,485	1,666
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	55	61
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	695	745
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,215	1,302
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	400	429
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	780	851
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,825	2,046
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,015	1,138
	Richmond County Board of Education GO	5.000%	10/1/2028	395	417
	Richmond County Board of Education GO	5.000%	10/1/2031	920	1,022
	Richmond County Board of Education GO	5.000%	10/1/2032	1,300	1,459
					45,407
Hawaii (0.9%)
	Hawaii GO	5.000%	10/1/2026	445	446
	Hawaii GO	5.000%	10/1/2026	665	670
	Hawaii GO	5.000%	4/1/2027	165	165
	Hawaii GO	5.000%	5/1/2027	285	291
	Hawaii GO	5.000%	8/1/2027	350	351
	Hawaii GO	5.000%	10/1/2027	215	217
	Hawaii GO	5.000%	10/1/2027	255	257
	Hawaii GO	5.000%	1/1/2028	510	530
	Hawaii GO	4.000%	4/1/2028	285	285
	Hawaii GO	5.000%	5/1/2028	130	133
	Hawaii GO	5.000%	10/1/2028	205	207
	Hawaii GO	5.000%	1/1/2029	405	421
	Hawaii GO	4.000%	4/1/2029	100	100
	Hawaii GO	5.000%	10/1/2029	1,395	1,406
	Hawaii GO	5.000%	1/1/2030	465	483
	Hawaii GO	4.000%	5/1/2030	30	30
	Hawaii GO	5.000%	10/1/2030	535	551
	Hawaii GO	5.000%	1/1/2031	145	150
	Hawaii GO	4.000%	5/1/2031	165	167
	Hawaii GO	4.000%	10/1/2031	475	476
	Hawaii GO	5.000%	10/1/2031	210	216
	Hawaii GO	5.000%	1/1/2032	615	650
	Hawaii GO	3.000%	4/1/2032	830	823
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	375	377
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	150	153
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	610	621
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	425	437
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	600	625
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	575	598
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	840	886

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	635	676
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	610	649
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	755	794
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	315	342
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	785	852
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	475	499
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	1,050	1,136
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	830	916
					18,586
Idaho (0.5%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	310	331
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	375	376
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	1,045	1,045
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	500	500
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	1,225	1,255
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	520	533
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,020	1,070
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	500	525
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	1,050	1,146
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	240	262
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	345	383
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	305	338
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,850	2,078
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	750	843
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	15	15
					10,700
Illinois (5.4%)
	Chicago IL GO	5.000%	1/1/2027	250	252
	Chicago IL GO	5.000%	1/1/2028	275	280
	Chicago IL GO	0.000%	1/1/2029	100	91
	Chicago IL GO	5.000%	1/1/2029	150	154
	Chicago IL GO	5.000%	1/1/2029	85	87
	Chicago IL GO	5.000%	1/1/2030	775	802
	Chicago IL GO	5.000%	1/1/2031	1,000	1,022
	Chicago IL GO	5.000%	1/1/2031	255	265
[5]	Chicago IL GO	0.000%	1/1/2032	500	406
	Chicago IL GO	4.000%	1/1/2032	300	297
	Chicago IL GO	5.000%	1/1/2032	585	605
	Chicago IL GO	5.000%	1/1/2032	100	104
	Chicago IL GO	5.000%	1/1/2033	920	949
	Chicago IL GO	5.000%	1/1/2033	25	26
	Chicago IL GO	5.000%	1/1/2033	115	120
	Chicago IL GO	5.750%	1/1/2033	100	101
[5]	Chicago IL GO, ETM	0.000%	1/1/2028	210	200
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	190	195
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	170	177
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	170	180
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	255	274
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	660	725
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	160	162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,405	1,456
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	250	259
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	120	122
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	635	672
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,355	1,434
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,085	1,168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	610	667
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	260	288
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	780	875
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	835	937
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,050	1,093
	Cook County IL GO	4.000%	11/15/2026	310	312
[1]	Cook County IL GO	5.000%	11/15/2026	675	682
	Cook County IL GO	4.000%	11/15/2027	640	652
	Cook County IL GO	5.000%	11/15/2028	130	137
	Cook County IL GO	5.000%	11/15/2029	1,630	1,747
	Cook County IL GO	5.000%	11/15/2030	190	192
	Cook County IL GO	5.000%	11/15/2031	440	444
	Cook County IL GO	5.000%	11/15/2031	205	222

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/2032	850	916
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	875	931
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	710	753
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	485	494
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	530	571
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	655	716
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	1,115	1,235
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	475	526
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	20	22
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	100	112
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2028	150	155
	Illinois GO	5.000%	7/1/2026	1,180	1,182
	Illinois GO	5.000%	9/1/2026	940	945
	Illinois GO	5.000%	10/1/2026	305	307
	Illinois GO	5.000%	10/1/2026	1,040	1,047
	Illinois GO	5.000%	11/1/2026	1,460	1,473
	Illinois GO	5.000%	11/1/2026	1,720	1,735
	Illinois GO	5.000%	12/1/2026	90	91
	Illinois GO	5.000%	2/1/2027	970	984
	Illinois GO	5.000%	2/1/2027	1,945	1,973
	Illinois GO	5.000%	3/1/2027	730	742
	Illinois GO	5.000%	3/1/2027	485	493
	Illinois GO	5.000%	3/1/2027	245	249
	Illinois GO	5.000%	3/1/2027	450	457
	Illinois GO	5.000%	6/1/2027	155	155
	Illinois GO	5.000%	7/1/2027	2,225	2,276
	Illinois GO	5.000%	9/1/2027	365	375
	Illinois GO	5.000%	10/1/2027	350	360
	Illinois GO	5.000%	10/1/2027	50	51
	Illinois GO	5.000%	11/1/2027	4,410	4,542
	Illinois GO	5.000%	2/1/2028	1,270	1,289
	Illinois GO	5.000%	3/1/2028	400	415
	Illinois GO	5.000%	3/1/2028	235	244
	Illinois GO	5.000%	3/1/2028	150	156
	Illinois GO	5.000%	5/1/2028	260	270
	Illinois GO	5.000%	5/1/2028	510	531
	Illinois GO	5.000%	7/1/2028	1,290	1,346
	Illinois GO	5.250%	9/1/2028	2,000	2,104
	Illinois GO	5.000%	10/1/2028	190	199
	Illinois GO	5.000%	11/1/2028	1,580	1,628
	Illinois GO	5.000%	11/1/2028	85	89
	Illinois GO	5.000%	12/1/2028	225	232
	Illinois GO	5.000%	2/1/2029	1,055	1,070
	Illinois GO	5.000%	2/1/2029	355	374
	Illinois GO	5.000%	3/1/2029	1,355	1,431
	Illinois GO	5.000%	3/1/2029	220	232
	Illinois GO	5.000%	5/1/2029	115	122
	Illinois GO	5.000%	5/1/2029	420	445
	Illinois GO	5.000%	7/1/2029	595	632
	Illinois GO	5.000%	10/1/2029	210	220
	Illinois GO	5.000%	10/1/2029	215	229
	Illinois GO	5.000%	10/1/2029	125	131
	Illinois GO	5.000%	11/1/2029	1,595	1,643
[1]	Illinois GO	4.000%	2/1/2030	425	428
	Illinois GO	5.000%	2/1/2030	115	123
	Illinois GO	5.000%	3/1/2030	365	392
	Illinois GO	5.000%	3/1/2030	360	386
	Illinois GO	5.000%	5/1/2030	140	151
	Illinois GO	5.500%	5/1/2030	995	1,052
	Illinois GO	5.000%	7/1/2030	835	900
	Illinois GO	5.000%	10/1/2030	930	972
	Illinois GO	5.000%	10/1/2030	275	287
	Illinois GO	5.000%	12/1/2030	245	265
[1]	Illinois GO	4.000%	2/1/2031	290	292
	Illinois GO	5.000%	2/1/2031	815	884
	Illinois GO	5.000%	3/1/2031	350	380
	Illinois GO	5.000%	3/1/2031	210	228
	Illinois GO	5.000%	5/1/2031	230	250
	Illinois GO	5.000%	5/1/2031	765	832
	Illinois GO	5.000%	7/1/2031	655	714

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	10/1/2031	1,190	1,281
	Illinois GO	5.000%	12/1/2031	65	71
	Illinois GO	5.000%	2/1/2032	570	624
	Illinois GO	5.000%	3/1/2032	2,055	2,221
	Illinois GO	5.000%	3/1/2032	250	274
	Illinois GO	5.000%	5/1/2032	430	472
	Illinois GO	5.000%	5/1/2032	1,130	1,241
	Illinois GO	5.000%	7/1/2032	775	852
	Illinois GO	5.000%	12/1/2032	670	739
	Illinois GO	5.000%	2/1/2033	250	276
	Illinois GO	5.000%	3/1/2033	575	619
	Illinois GO	5.000%	3/1/2033	600	655
	Illinois GO	5.000%	5/1/2033	15	17
	Illinois GO	5.000%	12/1/2033	145	161
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	500	508
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2028	115	119
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2029	100	106
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	515	555
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	400	438
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	400	443
	Illinois Sales Tax Revenue	5.000%	6/15/2028	350	365
	Illinois Sales Tax Revenue	5.000%	6/15/2030	525	565
	Illinois Sales Tax Revenue	5.000%	6/15/2032	100	110
	Illinois State Sales Tax Revenue	5.000%	6/15/2033	345	382
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	780	790
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	1,515	1,535
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	470	476
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	220	228
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,350	1,400
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,245	1,318
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,275	1,350
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	315	333
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	780	841
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	220	237
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	520	549
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,245	1,342
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	325	350
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	705	705
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	335	336
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	125	141
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	510	512
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	345	335
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	510	478
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	230	236
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	500	438
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	940	950
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	30	30
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2028	985	996
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	1,135	1,148
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	620	627
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	145	159
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,500	1,516
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	785	873
	New Lenox IL GO	3.000%	12/15/2026	60	60
	Ogle Lee & DeKalb Counties Township High School District No. 212 Rochelle GO	3.000%	12/1/2026	60	60
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	70	70
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	245	262
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2027	50	51
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	1,255	1,339
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10	11
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	1,140	1,154
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	380	393
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	365	384
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	605	645
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	500	532
[6]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2033	10	11
[1]	St. Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/2028	25	26
					108,590

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana (0.5%)
	Carmel Clay Industry Public Library GO	3.000%	7/15/2026	65	65
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2030	495	533
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	109
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	400	434
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	215	238
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	1,000	1,097
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	145	160
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	850	860
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	150	151
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	1,080	1,131
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	1,265	1,352
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	315	316
	Indiana Finance Authority Water Revenue	5.000%	2/1/2028	1,160	1,208
	Indiana Finance Authority Water Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	220	243
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2029	575	597
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	430	446
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	500	559
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2027	235	230
					9,729
Iowa (0.2%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	800	906
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	420	432
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	760	781
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	845	869
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	190	195
					3,183
Kansas (0.4%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	510	513
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	315	325
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	230	237
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	140	153
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	1,365	1,515
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	100	111
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	960	1,082
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	260	261
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	4,000	4,026
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	860	866
					9,089
Kentucky (0.6%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	680	684
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	325	328
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	2,660	2,685
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	1,360	1,374
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2026	385	389
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2027	1,110	1,146
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2028	1,230	1,299
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	130	140
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	345	359
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	450	487
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	610	670
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2031	500	552
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2027	535	548
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2028	1,450	1,521
					12,182
Louisiana (0.2%)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	250	276
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	365	410
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	140	158
	Louisiana GO	5.000%	8/1/2026	35	35
	Louisiana GO	5.000%	8/1/2027	410	412
	Louisiana GO	5.000%	2/1/2028	240	250
	Louisiana GO	5.000%	8/1/2028	340	341
	Louisiana GO	5.000%	2/1/2030	20	22
	Louisiana GO	5.000%	9/1/2030	1,370	1,496
	Louisiana GO	5.000%	9/1/2031	65	72
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	120	123
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	195	199

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	500	510
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	130	130
				4,434
Maryland (3.1%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	125	126
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	490	494
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	1,015	1,025
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	405	418
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	80	81
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	590	609
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	475	492
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	265	273
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	370	381
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	1,005	1,063
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	375	386
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	185	186
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2029	1,500	1,619
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2030	540	593
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	750	749
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	275	257
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2031	150	167
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	340	340
Maryland GO	3.000%	8/1/2026	120	120
Maryland GO	4.000%	8/1/2026	335	336
Maryland GO	5.000%	8/1/2026	945	949
Maryland GO	5.000%	8/1/2026	330	331
Maryland GO	5.000%	8/1/2026	385	387
Maryland GO	5.000%	8/1/2026	1,635	1,641
Maryland GO	5.000%	8/1/2026	100	100
Maryland GO	5.000%	3/1/2027	140	143
Maryland GO	5.000%	3/15/2027	975	994
Maryland GO	5.000%	3/15/2027	435	443
Maryland GO	5.000%	3/15/2027	380	387
Maryland GO	5.000%	3/15/2027	360	367
Maryland GO	3.000%	8/1/2027	215	216
Maryland GO	5.000%	8/1/2027	155	159
Maryland GO	5.000%	8/1/2027	115	118
Maryland GO	5.000%	8/1/2027	1,100	1,131
Maryland GO	5.000%	8/1/2027	140	144
Maryland GO	5.000%	8/1/2027	355	365
Maryland GO	5.000%	8/1/2027	1,290	1,327
Maryland GO	4.000%	3/1/2028	675	692
Maryland GO	5.000%	3/15/2028	445	454
Maryland GO	5.000%	3/15/2028	195	204
Maryland GO	5.000%	3/15/2028	480	501
Maryland GO	5.000%	3/15/2028	485	506
Maryland GO	5.000%	6/1/2028	240	252
Maryland GO	4.000%	8/1/2028	495	511
Maryland GO	5.000%	8/1/2028	525	553
Maryland GO	5.000%	8/1/2028	650	684
Maryland GO	5.000%	8/1/2028	870	916
Maryland GO	5.000%	8/1/2028	1,125	1,184
Maryland GO	5.000%	8/1/2028	1,670	1,758
Maryland GO	5.000%	8/1/2028	100	103
Maryland GO	5.000%	8/1/2028	2,345	2,468
Maryland GO	4.000%	3/1/2029	415	431
Maryland GO	5.000%	3/1/2029	505	538
Maryland GO	5.000%	3/15/2029	440	459
Maryland GO	5.000%	3/15/2029	115	123
Maryland GO	5.000%	3/15/2029	530	565
Maryland GO	5.000%	6/1/2029	1,650	1,767
Maryland GO	4.000%	8/1/2029	190	198
Maryland GO	5.000%	8/1/2029	255	274
Maryland GO	5.000%	8/1/2029	1,035	1,112
Maryland GO	5.000%	8/1/2029	780	820
Maryland GO	5.000%	8/1/2029	525	540
Maryland GO	5.000%	8/1/2029	90	97
Maryland GO	5.000%	8/1/2029	1,750	1,880
Maryland GO	5.000%	3/15/2030	345	360

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	3/15/2030	940	1,001
	Maryland GO	5.000%	3/15/2030	820	892
	Maryland GO	5.000%	6/1/2030	705	770
	Maryland GO	3.250%	8/1/2030	150	150
	Maryland GO	5.000%	8/1/2030	155	166
	Maryland GO	5.000%	8/1/2030	255	279
	Maryland GO	5.000%	8/1/2030	605	662
	Maryland GO	5.000%	8/1/2030	875	919
	Maryland GO	5.000%	3/1/2031	475	525
	Maryland GO	5.000%	3/15/2031	1,130	1,202
	Maryland GO	5.000%	3/15/2031	435	472
	Maryland GO	5.000%	3/15/2031	265	293
	Maryland GO	3.000%	6/1/2031	165	164
	Maryland GO	5.000%	6/1/2031	35	39
	Maryland GO	5.000%	8/1/2031	495	530
	Maryland GO	5.000%	8/1/2031	470	493
	Maryland GO	5.000%	8/1/2031	570	622
	Maryland GO	5.000%	8/1/2031	705	784
	Maryland GO	5.000%	3/1/2032	1,110	1,222
	Maryland GO	5.000%	6/1/2032	550	619
	Maryland GO	5.000%	8/1/2032	1,765	1,954
	Maryland GO	5.000%	3/15/2033	10	11
	Maryland GO	5.000%	3/15/2033	5	6
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	155	162
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2031	90	100
	Montgomery County MD GO	5.000%	10/1/2026	380	383
	Montgomery County MD GO	5.000%	12/1/2026	245	248
	Montgomery County MD GO	5.000%	10/1/2027	135	139
	Montgomery County MD GO	5.000%	12/1/2027	1,225	1,270
	Montgomery County MD GO	5.000%	12/1/2029	225	243
	Montgomery County MD GO	5.000%	12/1/2031	1,525	1,704
	Montgomery County MD GO	5.000%	12/1/2032	1,425	1,614
	Prince George's County MD GO	5.000%	7/15/2026	85	85
	Prince George's County MD GO	5.000%	9/15/2026	55	55
	Prince George's County MD GO	5.000%	7/15/2027	565	581
	Prince George's County MD GO	5.000%	7/15/2028	590	620
	Prince George's County MD GO	3.000%	9/15/2028	175	175
	Prince George's County MD GO	5.000%	7/15/2029	890	936
	Prince George's County MD GO	5.000%	7/15/2031	210	220
					61,177
Massachusetts (3.6%)
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	515	516
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	785	787
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	140	141
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	545	551
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	195	197
[3]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,405	1,420
	Commonwealth of Massachusetts GO	3.000%	12/1/2026	105	105
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	220	223
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	455	462
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	100	102
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	605	621
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	250	250
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	605	621
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	275	282
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	900	928
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	400	413
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	180	186
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	235	243
	Commonwealth of Massachusetts GO	3.000%	12/1/2027	300	302
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	835	868
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	100	105
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	275	274
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	150	150
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	830	872
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	330	347
	Commonwealth of Massachusetts GO	5.250%	8/1/2028	215	228
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	125	132

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	925	979
	Commonwealth of Massachusetts GO	5.000%	1/1/2029	585	608
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	760	810
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	610	650
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	100	107
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	565	607
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	280	301
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	325	349
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	45	49
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	125	135
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	520	561
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	615	639
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	90	96
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,995	2,169
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	230	252
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/2030	1,945	2,138
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	130	143
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	555	597
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	290	319
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,200	1,240
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	250	275
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	735	809
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	1,700	1,873
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	290	308
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	165	171
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	290	320
	Commonwealth of Massachusetts GO	5.000%	3/1/2031	1,945	2,150
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	115	127
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	345	346
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	330	331
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	95	104
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	500	556
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	1,000	1,111
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	750	835
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	2,550	2,844
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	185	191
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	265	296
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	1,045	1,167
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	165	184
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	110	114
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	405	429
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	1,205	1,352
	Commonwealth of Massachusetts GO	5.000%	5/1/2032	500	562
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	530	577
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	500	564
	Commonwealth of Massachusetts GO	5.000%	6/1/2033	440	502
	Commonwealth of Massachusetts GO, ETM	5.000%	7/1/2026	145	145
	Commonwealth of Massachusetts GO, ETM	5.000%	7/1/2026	455	456
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2027	645	655
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2028	130	135
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	65	71
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	260	260
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/2030	295	327
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	920	922
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	345	354
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	300	283
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	95	100
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	445	470
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	55	50
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	80	86
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	390	422
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	105	116
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	250	278
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2032	105	86
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	600	573
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2029	280	259
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	355	356
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2027	250	254

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2027	305	306
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	150	155
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2028	210	219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	885	942
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	235	235
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2030	435	472
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	1,920	2,121
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2031	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	400	454
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	1,250	1,419
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	2,355	2,673
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	1,185	1,319
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	1,385	1,560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2029	500	534
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2027	625	636
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2028	270	282
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2029	1,000	1,065
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	400	434
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	250	276
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	500	560
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	690	699
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	140	142
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	75	80
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	965	1,019
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	410	432
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2026	250	251
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	785	788
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	75	77
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	350	370
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	365	366
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	175	180
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	125	125
[2]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	300	329
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	455	467
[2]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	300	334
[2]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	200	226
[2]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2033	200	229
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	400	401
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	75	75
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	495	497
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	70	70
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	30	30
					71,841
Michigan (1.4%)
[1,7]	Detroit City School District GO	5.250%	5/1/2030	360	393
[1,7]	Detroit City School District GO	5.250%	5/1/2032	500	556
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	2,510	2,515
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	250	276
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	650	716
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	200	200
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	660	677
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	110	122
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	810	896
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	940	1,053
[2]	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	200	223
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	115	130
[2]	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	300	338
[2]	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	535	539
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	620	681
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	1,750	1,782
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	70	71
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	930	937
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	1,520	1,531
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	150	155
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	245	247
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	1,230	1,240
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	190	192
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	150	158

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	360	398
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	1,635	1,833
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2033	1,490	1,686
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	895	927
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	2,065	2,186
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2029	535	578
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	885	974
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	390	436
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	590	646
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	360	393
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2029	525	567
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	850	935
University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	125	127
				27,314
Minnesota (1.1%)
Metropolitan Council GAN GO	5.000%	12/1/2026	1,250	1,265
Metropolitan Council GAN GO	5.000%	12/1/2027	355	368
Metropolitan Council GAN GO	5.000%	12/1/2028	815	863
Metropolitan Council GAN GO	5.000%	12/1/2029	225	243
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2027	350	355
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	230	233
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	190	193
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	655	664
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	560	568
Minnesota Appropriations Revenue	5.000%	3/1/2027	460	468
Minnesota Appropriations Revenue	5.000%	3/1/2028	275	287
Minnesota Appropriations Revenue	5.000%	3/1/2029	245	260
Minnesota Appropriations Revenue	5.000%	3/1/2030	260	282
Minnesota GO	5.000%	8/1/2026	230	231
Minnesota GO	5.000%	8/1/2026	275	276
Minnesota GO	5.000%	8/1/2026	120	121
Minnesota GO	5.000%	8/1/2026	195	196
Minnesota GO	5.000%	8/1/2026	2,105	2,114
Minnesota GO	5.000%	9/1/2026	845	850
Minnesota GO	5.000%	10/1/2026	55	55
Minnesota GO	5.000%	8/1/2027	70	70
Minnesota GO	5.000%	8/1/2027	365	376
Minnesota GO	5.000%	8/1/2027	245	252
Minnesota GO	5.000%	9/1/2027	190	196
Minnesota GO	5.000%	10/1/2027	465	481
Minnesota GO	5.000%	8/1/2028	175	184
Minnesota GO	5.000%	8/1/2028	910	958
Minnesota GO	5.000%	9/1/2028	605	638
Minnesota GO	5.000%	9/1/2029	300	323
Minnesota GO	3.000%	10/1/2029	100	100
Minnesota GO	5.000%	8/1/2030	490	537
Minnesota GO	5.000%	8/1/2030	525	575
Minnesota GO	5.000%	9/1/2030	295	323
Minnesota GO	3.000%	10/1/2030	250	250
Minnesota GO	5.000%	8/1/2031	125	139
Minnesota GO	5.000%	9/1/2031	965	1,076
Minnesota GO	5.000%	8/1/2032	1,590	1,795
Minnesota GO	5.000%	8/1/2032	750	847
Minnesota GO	5.000%	8/1/2032	380	429
Minnesota GO	5.000%	9/1/2032	940	1,046
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	555	565
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	295	326
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	375	421
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	30	34
				21,833
Mississippi (0.3%)
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	225	243
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	300	328
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	600	665
Mississippi GO	5.000%	10/1/2026	425	427
Mississippi GO	5.000%	10/1/2027	1,355	1,400

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi GO	5.000%	10/1/2028	800	826
	Mississippi GO	5.000%	10/1/2029	450	465
	Mississippi GO	5.000%	10/1/2030	615	635
	Mississippi GO, Prere.	5.000%	10/1/2027	430	443
	Mississippi GO, Prere.	5.000%	10/1/2027	45	46
	Mississippi GO, Prere.	5.000%	10/1/2027	205	211
	Mississippi GO, Prere.	5.000%	10/1/2027	130	134
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	40	42
					5,865
Missouri (0.6%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	500	511
[2]	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2028	2,000	2,093
[2]	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2031	2,000	2,215
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	235	246
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	365	390
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	360	399
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	1,130	1,269
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	4.000%	5/1/2033	10	11
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2027	725	742
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	1,090	1,142
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2030	365	398
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	270	277
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	165	174
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	115	127
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	1,855	2,037
					12,031
Nebraska (0.3%)
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	165	180
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	1,615	1,674
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	805	834
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	1,800	1,965
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	260	276
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	1,100	1,163
					6,092
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	115	115
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	130	130
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	665	682
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	990	1,039
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,965	2,102
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	415	444
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	180	192
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	125	140
	Clark County NV GO	5.000%	11/1/2026	535	540
	Clark County NV GO	5.000%	11/1/2027	30	30
	Clark County NV GO	5.000%	11/1/2028	105	106
	Clark County NV GO	4.000%	11/1/2031	145	145
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	210	210
	Clark County School District GO	5.000%	6/15/2026	675	676
	Clark County School District GO	5.000%	6/15/2026	435	435
	Clark County School District GO	5.000%	6/15/2027	160	164
	Clark County School District GO	5.000%	6/15/2028	1,235	1,291
	Clark County School District GO	5.000%	6/15/2033	450	505
	Nevada GO	5.000%	10/1/2026	1,625	1,638
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	590	591
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	330	331
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	235	235
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	290	297
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	290	297
					12,335
New Hampshire (0.0%)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	1,040	1,170
New Jersey (5.7%)
[6]	Bayonne NJ GO, Prere.	5.000%	7/1/2026	155	155
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	150	143

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	1,030	1,078
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	340	340
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	685	690
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	750	751
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	275	281
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	825	854
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	145	145
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	500	510
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	160	162
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	140	142
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	1,115	1,130
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	300	305
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,340	1,361
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,225	1,244
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	1,105	1,106
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	1,755	1,826
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	515	578
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	560	565
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	290	296
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2027	650	660
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,545	4,662
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	610	621
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	1,930	1,966
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	475	488
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	80	82
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	1,820	2,045
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	1,125	1,229
	New Jersey GO	5.000%	6/1/2026	3,415	3,415
	New Jersey GO	5.000%	6/1/2027	2,135	2,186
	New Jersey GO	5.000%	6/1/2028	4,225	4,426
	New Jersey GO	5.000%	6/1/2029	2,910	3,110
	New Jersey GO	4.000%	6/1/2030	3,685	3,867
	New Jersey GO	4.000%	6/1/2031	3,235	3,418
	New Jersey GO	4.000%	6/1/2032	3,000	3,185
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	495	487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	525	517
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	180	182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,185	2,188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	570	584
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10	10
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,010	965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,600	1,529
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	225	233
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	445	461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,326
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	110	110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	530	555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,570	1,644
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	380	352
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	400	371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	985	913
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,045	1,104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,300	1,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	370	371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	550	586
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	360	383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	660	703
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,240	2,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,135	1,917
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,635	1,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	100	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	2,275	2,464
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	160	173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	530	574
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	480	416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,880	1,631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	325	342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	680	680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	1,940	1,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	850	934

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	565	621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	430	473
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	585	490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	2,250	1,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	710	724
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	545	583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	885	969
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	160	178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	1,435	1,597
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	2,355	1,905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	500	524
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	490	541
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	575	640
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/2028	250	262
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	1,155	1,227
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	1,800	2,003
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	440	495
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	155	170
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2032	275	306
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	250	202
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	510	517
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	770	781
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	160	162
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	340	345
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	75	76
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	535	546
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	150	156
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	245	255
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	390	405
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	75	78
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	335	355
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	680	721
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	200	216
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	285	308
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	680	735
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	100	110
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,065	1,169
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,000	1,076
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	955	987
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,630	2,928
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	885	965
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	60	62
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	540	595
					113,165
New Mexico (0.8%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	170	170
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	225	225
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,155	1,184
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	705	722
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	970	1,017
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	1,035	1,085
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	625	654
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	905	968
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	1,415	1,541
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	520	527
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	2,150	2,154
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	520	521
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	390	400
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	180	189
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	825	864
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	550	576
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	365	390
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	70	75
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	235	251
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	690	751
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	500	544
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	325	359

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	650	719
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	700	758
					16,644
New York (17.4%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2026	600	607
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2028	100	106
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2030	200	222
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	50	54
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	300	326
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	290	295
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	310	337
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	75	82
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	185	203
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	565	581
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,275	1,297
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	155	170
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,300	1,435
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	445	495
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	750	763
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	365	398
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	820	843
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	160	179
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	295	321
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	195	199
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	110	112
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	210	217
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	205	212
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	385	411
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	410	418
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	275	300
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	865	879
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	475	483
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	305	310
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	260	264
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	215	218
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	30	32
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	175	158
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	125	132
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	85	85
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	125	139
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	340	338
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	2,240	2,241
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	425	424
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	420	414
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	305	309
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	770	779
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	395	395
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	545	478
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	2,105	1,717
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2026	350	352
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	335	339
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	295	298
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	300	303
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,120	1,132
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	405	410
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,275	1,289
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	535	541
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	270	259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	550	569
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	110	114
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	275	281
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	260	262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	220	228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	450	465
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	215	217
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	760	792

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	175	185
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	735	661
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,575	1,642
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	175	188
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	635	641
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	650	700
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	900	936
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	150	151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	635	661
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,190	1,302
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	100	109
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	300	328
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,615	1,767
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	500	554
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	1,250	1,385
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	670	742
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	600	605
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	780	873
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	1,035	1,148
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	550	616
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	100	106
	Nassau County NY GO	5.000%	10/1/2027	5	5
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	55	58
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	895	896
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	110	113
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	325	333
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	1,325	1,342
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	375	394
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	570	599
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	700	709
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	20	21
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	135	142
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	465	489
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	250	263
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	315	338
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	670	694
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	980	1,053
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	225	246
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	120	131
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	200	212
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	155	170
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	50	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	60	66
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	250	274
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	775	862
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	430	479
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	260	289
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	175	179
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	1,410	1,569
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	485	521
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	425	465
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,140	2,414
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,015	1,145
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	635	700
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	500	571
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	50	51
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	215	220
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	75	77
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	15	15
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	120	120
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	240	247
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	350	360
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	135	139
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	660	677
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	330	347
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	1,040	1,067
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	50	54
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	225	236
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	280	307

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	960	984
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	155	170
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	580	594
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	470	492
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	195	217
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	285	292
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	1,900	1,985
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	205	214
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2026	250	251
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	365	383
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	130	136
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	215	225
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	355	371
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	600	628
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	685	716
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,850	1,933
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	625	685
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	600	668
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	500	565
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	235	265
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	135	136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	390	394
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	240	242
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	325	328
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	245	247
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	215	217
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	775	783
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	500	517
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	480	496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	85	88
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	645	667
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	505	522
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	135	140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	95	98
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	800	827
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	415	429
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	250	258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	500	517
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2028	1,000	1,039
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	325	341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	120	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,755	1,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	660	696
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	470	496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	625	659
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,305	1,376
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	755	796
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	600	633
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	515	543
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,230	1,297
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	295	311
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	500	527
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	295	296
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	945	1,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	535	569
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	365	390
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	260	261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	135	138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	640	687
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	115	124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	380	408
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	360	387
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	255	274
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	985	1,058
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	269
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	500	537
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,075	5,451
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	500	537
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	380	386
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,000	1,078

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	330	330
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	870	888
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	615	666
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	85	92
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	760	823
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	110	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	255	255
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	290	296
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	865	944
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	145	158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	115	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	890	971
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	750	818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	710	775
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	945	1,032
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	260	284
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	790	862
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	340	371
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	490	535
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	500	546
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	390	396
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	80	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	485	495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	675	737
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,099
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	85	85
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	515	528
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	165	168
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	390	431
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	355	393
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	525	581
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	70	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	1,490	1,648
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	925	1,023
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	720	796
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	500	553
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	670	680
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,150	1,173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	680	740
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	290	322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	230	231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	275	282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	75	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	190	209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	160	179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	780	872
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,515	1,694
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,195	1,336
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	15	15
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	340	345
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	200	217
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	2,215	2,502
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2027	5	5
	New York GO	5.000%	3/15/2030	30	33
	New York NY GO	5.000%	8/1/2026	370	371
	New York NY GO	5.000%	8/1/2026	295	296
	New York NY GO	5.000%	8/1/2026	2,720	2,731
	New York NY GO	5.000%	8/1/2026	635	638
	New York NY GO	5.000%	8/1/2026	375	376
	New York NY GO	5.000%	8/1/2026	205	206
	New York NY GO	5.000%	8/1/2026	550	552
	New York NY GO	5.000%	8/1/2026	1,320	1,325
	New York NY GO	5.000%	8/1/2026	235	236
	New York NY GO	5.000%	8/1/2026	530	532
	New York NY GO	5.000%	8/1/2026	300	301
	New York NY GO	5.000%	8/1/2026	735	738

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2026	95	95
New York NY GO	5.000%	8/1/2026	405	407
New York NY GO	5.000%	8/1/2026	1,175	1,180
New York NY GO	5.000%	8/1/2026	25	25
New York NY GO	5.000%	9/1/2026	835	840
New York NY GO	5.000%	3/1/2027	145	148
New York NY GO	5.000%	8/1/2027	155	156
New York NY GO	5.000%	8/1/2027	510	525
New York NY GO	5.000%	8/1/2027	110	113
New York NY GO	5.000%	8/1/2027	465	472
New York NY GO	5.000%	8/1/2027	1,280	1,317
New York NY GO	5.000%	8/1/2027	350	360
New York NY GO	5.000%	8/1/2027	460	473
New York NY GO	5.000%	8/1/2027	255	262
New York NY GO	5.000%	8/1/2027	335	345
New York NY GO	5.000%	8/1/2027	1,655	1,703
New York NY GO	5.000%	8/1/2027	1,095	1,127
New York NY GO	5.000%	8/1/2027	285	293
New York NY GO	5.000%	8/1/2027	1,005	1,034
New York NY GO	5.000%	9/1/2027	1,310	1,351
New York NY GO	5.000%	9/1/2027	1,040	1,072
New York NY GO	5.000%	2/1/2028	350	364
New York NY GO	5.000%	8/1/2028	510	518
New York NY GO	5.000%	8/1/2028	660	677
New York NY GO	5.000%	8/1/2028	215	223
New York NY GO	5.000%	8/1/2028	645	678
New York NY GO	5.000%	8/1/2028	160	168
New York NY GO	5.000%	8/1/2028	220	231
New York NY GO	5.000%	8/1/2028	265	279
New York NY GO	5.000%	8/1/2028	745	784
New York NY GO	5.000%	8/1/2028	750	789
New York NY GO	5.000%	8/1/2028	500	526
New York NY GO	5.000%	9/1/2028	360	379
New York NY GO	5.000%	9/1/2028	930	980
New York NY GO	5.000%	2/1/2029	3,100	3,285
New York NY GO	5.000%	8/1/2029	185	190
New York NY GO	5.000%	8/1/2029	760	813
New York NY GO	5.000%	8/1/2029	135	144
New York NY GO	5.000%	8/1/2029	160	171
New York NY GO	5.000%	8/1/2029	570	610
New York NY GO	5.000%	8/1/2029	145	155
New York NY GO	5.000%	8/1/2029	2,120	2,268
New York NY GO	5.000%	8/1/2029	570	610
New York NY GO	5.000%	8/1/2029	400	428
New York NY GO	5.000%	8/1/2029	620	663
New York NY GO	5.000%	9/1/2029	1,440	1,543
New York NY GO	5.000%	10/1/2029	60	64
New York NY GO	5.000%	10/1/2029	690	740
New York NY GO	5.000%	2/1/2030	855	921
New York NY GO	5.000%	4/1/2030	205	222
New York NY GO	5.000%	8/1/2030	5	5
New York NY GO	5.000%	8/1/2030	115	115
New York NY GO	5.000%	8/1/2030	165	179
New York NY GO	5.000%	8/1/2030	855	929
New York NY GO	5.000%	8/1/2030	1,275	1,385
New York NY GO	5.000%	8/1/2030	100	109
New York NY GO	5.000%	8/1/2030	510	538
New York NY GO	5.000%	8/1/2030	190	206
New York NY GO	5.000%	8/1/2030	160	174
New York NY GO	5.000%	8/1/2030	245	266
New York NY GO	5.000%	8/1/2030	900	978
New York NY GO	5.000%	8/1/2030	1,000	1,087
New York NY GO	5.000%	9/1/2030	1,035	1,126
New York NY GO	5.000%	10/1/2030	395	422
New York NY GO	5.250%	10/1/2030	160	165
New York NY GO	5.000%	12/1/2030	200	202
New York NY GO	5.000%	2/1/2031	400	438
New York NY GO	5.000%	3/1/2031	800	876
New York NY GO	5.000%	8/1/2031	95	98
New York NY GO	5.000%	8/1/2031	810	875

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2031	955	1,052
	New York NY GO	5.000%	8/1/2031	675	730
	New York NY GO	5.000%	8/1/2031	330	364
	New York NY GO	5.000%	8/1/2031	285	314
	New York NY GO	5.000%	8/1/2031	335	369
	New York NY GO	5.000%	8/1/2031	500	551
	New York NY GO	5.000%	8/1/2031	820	903
	New York NY GO	5.000%	9/1/2031	770	849
	New York NY GO	5.000%	10/1/2031	255	282
	New York NY GO	5.000%	10/1/2031	500	552
	New York NY GO	5.250%	10/1/2031	235	242
	New York NY GO	5.000%	2/1/2032	755	836
	New York NY GO	5.000%	3/1/2032	390	432
	New York NY GO	5.000%	4/1/2032	155	169
	New York NY GO	5.000%	8/1/2032	1,850	1,993
	New York NY GO	5.000%	8/1/2032	220	245
	New York NY GO	5.000%	8/1/2032	120	134
	New York NY GO	5.000%	8/1/2032	2,335	2,601
	New York NY GO	5.000%	10/1/2032	370	393
	New York NY GO	5.000%	10/1/2032	1,000	1,116
	New York NY GO	5.000%	2/1/2033	500	558
	New York NY GO	5.000%	3/1/2033	130	145
	New York NY GO	5.000%	4/1/2033	190	197
	New York NY GO	5.000%	4/1/2033	115	125
	New York NY GO	5.000%	8/1/2033	1,000	1,122
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2030	130	145
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	290	301
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	230	230
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2028	240	254
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	315	346
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	190	208
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	400	401
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	550	614
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	240	267
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	250	281
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,170	2,219
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	500	564
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	104
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	305	318
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	500	522
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	350	374
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	250	267
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	690	709
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	545	554
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	80	87
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,100	1,196
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	200	213
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	150	163
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	290	315
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,565	1,702
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	500	544
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/2030	315	331
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	415	426
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,155	1,173
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,185	1,279
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	190	210
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	665	735
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	300	315
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	105	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	490	534
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,985	2,194
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	525	580
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	185	204
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	2,450	2,708
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,110	1,126
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,160	1,189
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	775	834

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	320	339
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,445	1,571
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	830	869
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,815	2,033
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	515	577
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	795	891
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,300	1,456
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,000	1,120
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	380	408
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	685	702
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	450	476
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,850	2,098
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	50	56
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	750	850
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,400	1,587
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	175	178
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	335	341
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	1,075	1,123
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	310	323
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	500	534
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	125	134
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	820	824
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	130	131
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	110	112
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	360	371
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	450	464
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	20	21
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,105	1,114
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	95	98
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	115	119
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	165	170
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	15	16
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	200	211
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	500	527
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	210	217
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	500	539
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	360	386
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2030	135	147
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	200	206
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	200	211
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	930	1,017
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	380	416
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	475	517
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2031	130	144
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	290	321
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	415	459
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	500	560
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	5	6
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	500	566
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	200	202
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	100	105
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	195	197
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	200	215
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	280	282
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	100	109
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	235	237
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	165	183
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,280	1,290
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,121

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	250	261
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	195	208
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	160	171
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	405	440
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	1,515	1,674
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	200	220
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	25	27
New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	60	64
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	360	376
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	375	400
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	150	151
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	420	428
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	505	526
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	665	724
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	550	554
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	155	161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	185	192
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,290	1,355
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,300	1,440
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,360	1,506
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	250	259
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	475	478
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,930	2,023
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	190	214
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	500	562
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	475	478
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	995	1,041
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	180	187
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	240	244
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,310	1,358
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,660	1,890
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	105	107
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	75	76
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	230	232
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	170	171
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	120	122
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	100	106
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	290	318
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	305	340
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	370	375
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	300	312
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	310	329
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	45	48
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	275	298
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	210	217
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	445	483
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	105	109
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	265	293
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	50	55
New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	485	544
New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	230	258
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	340	351
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	25	28
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,700	1,919
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	1,500	1,601
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	240	261
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,631
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	405	448
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	625	701
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	1,505	1,687
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	1,350	1,467
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	190	191
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2027	250	254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	500	517
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2028	250	260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	50	51
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	65	68
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2028	100	106
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	272
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	165	173

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	670	739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	100	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	665	746
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	225	232
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	710	715
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	680	772
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	145	150
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	365	365
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	55	58
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	1,370	1,385
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	985	996
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	440	455
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	625	647
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	235	240
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	495	523
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	835	882
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	480	507
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	200	211
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	300	270
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	715	731
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	450	484
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	270	291
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	250	218
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,615	1,650
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	257
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	350	383
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	230	193
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	630	643
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	510	565
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	1,140	927
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	90	73
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	505	515
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	1,500	1,529
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	145	147
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	2,120	2,181
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	115	119
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	955	983
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	280	294
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	1,490	1,568
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	2,410	2,582
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	970	1,050
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	610	667
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	1,640	1,795
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	915	1,010
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	520	582
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	250	250
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	860	970
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2028	1,000	1,041
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2029	1,000	1,065
Triborough Bridge & Tunnel Authority Transit Revenue BAN	5.000%	3/15/2029	1,500	1,600
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	685	686
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	705	706
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	70	71
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	105	111
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	795	814
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	1,070	1,167
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	120	124
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	285	305
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	125	131
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	100	108
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	155	164
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	290	311
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	265	287
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	225	244
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	240	262
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	1,000	1,092

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	760	838
					346,452
North Carolina (1.4%)
	Charlotte NC GO	5.000%	7/1/2030	1,000	1,095
	Guilford County NC GO	5.000%	3/1/2030	370	403
	Guilford County NC GO	5.000%	3/1/2031	940	1,041
	Guilford County NC GO	5.000%	3/1/2032	2,040	2,295
	North Carolina Appropriations Revenue	5.000%	6/1/2026	135	135
	North Carolina Appropriations Revenue	5.000%	5/1/2027	2,115	2,161
	North Carolina Appropriations Revenue	5.000%	5/1/2027	525	536
	North Carolina Appropriations Revenue	5.000%	5/1/2028	720	736
	North Carolina Appropriations Revenue	5.000%	5/1/2028	1,095	1,145
	North Carolina Appropriations Revenue	5.000%	5/1/2029	430	439
	North Carolina Appropriations Revenue	5.000%	5/1/2030	600	612
	North Carolina Appropriations Revenue	3.000%	5/1/2031	150	149
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	470	480
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	995	1,041
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	285	304
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	280	305
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	300	325
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	50	50
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	275	298
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	70	76
	North Carolina GO	5.000%	6/1/2026	245	245
	North Carolina GO	5.000%	6/1/2027	650	666
	North Carolina GO	5.000%	6/1/2028	810	850
	North Carolina GO	5.000%	6/1/2028	1,485	1,558
	North Carolina GO	5.000%	6/1/2029	690	740
	North Carolina GO	4.000%	6/1/2031	150	155
	North Carolina GO	5.000%	6/1/2033	750	856
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	935	951
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	610	635
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	420	447
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	670	713
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	575	611
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	605	656
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	1,300	1,377
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	2,425	2,565
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	10	11
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	310	312
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	310	312
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	40	40
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/2030	315	342
	Wake County NC GO	5.000%	4/1/2032	1,025	1,153
					28,821
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	1,180	1,180
Ohio (1.9%)
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/2033	600	641
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/2033	20	22
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	180	183
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	225	233
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	730	774
[5]	Cincinnati City School District GO	5.250%	12/1/2029	275	299
[5]	Cincinnati City School District GO	5.250%	12/1/2031	1,000	1,127
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	100	103
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	285	301
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	100	107
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	305	333
	Columbus OH GO	5.000%	7/1/2026	700	701
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2029	840	842
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	15	15
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	45	48
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	20	21
[3]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	20	18
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	475	477
	Ohio GO	5.000%	8/1/2026	505	507
	Ohio GO	5.000%	9/15/2026	450	453

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	5/1/2027	390	399
	Ohio GO	5.000%	8/1/2027	1,195	1,230
	Ohio GO	5.000%	9/15/2027	490	506
	Ohio GO	5.000%	11/1/2027	225	233
	Ohio GO	5.000%	5/1/2028	150	157
	Ohio GO	5.000%	8/1/2028	265	279
	Ohio GO	5.000%	9/15/2028	345	364
	Ohio GO	5.000%	11/1/2028	225	238
	Ohio GO	5.000%	9/15/2029	380	409
	Ohio GO	5.000%	3/1/2030	635	690
	Ohio GO	5.000%	6/15/2030	285	311
	Ohio GO	5.000%	11/1/2030	1,635	1,797
	Ohio GO	5.000%	3/15/2032	1,000	1,120
	Ohio GO	5.000%	11/1/2032	590	666
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	135	137
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	220	228
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	75	75
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	295	295
	Ohio Miscellaneous Revenue	5.000%	12/15/2029	1,000	1,079
	Ohio State University College & University Revenue	5.000%	12/1/2029	210	227
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	280	297
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	245	255
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	720	748
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	50	55
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	130	135
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	275	280
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	420	434
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	2,240	2,334
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,115	1,115
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	430	430
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	370	379
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	110	114
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	670	724
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	740	813
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	1,140	1,272
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	805	843
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	1,010	1,070
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	2,985	3,175
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	3,435	3,693
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	770	853
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2032	775	856
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	160	175
	Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	470	487
					38,182
Oklahoma (0.9%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	590	587
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	900	911
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	375	375
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	480	485
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	390	394
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	885	894
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	385	389
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	180	182
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	195	197
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2033	1,500	1,700
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/2027	2,050	2,056
[2]	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2029	815	866
[2]	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2030	875	946
[2]	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2031	885	970
[2]	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2032	985	1,093
[2]	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2033	950	1,067
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	325	325
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	510	518
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	50	51
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2027	200	204
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	655	682
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	1,340	1,465
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	645	654

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	380	395
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	230	247
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	760	841
				18,494
Oregon (0.3%)
Metro OR GO	5.000%	6/1/2026	115	115
Multnomah County OR GO	5.000%	6/15/2027	200	205
Multnomah County OR GO	5.000%	6/15/2029	300	322
Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	165	165
Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	750	769
Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	35	36
Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	270	283
Oregon (Article XI-Q-State Project) GO	5.000%	5/1/2027	480	491
Oregon (Article XI-Q-State Project) GO	5.000%	5/1/2033	7	8
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	645	652
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	500	540
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2030	345	380
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	165	184
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	750	848
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	100	106
Oregon State Lottery Revenue	5.000%	4/1/2028	360	376
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	360	371
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	305	314
Washington County OR GO, Prere.	3.000%	7/1/2029	20	20
				6,185
Pennsylvania (3.8%)
Allegheny County PA GO	5.000%	11/1/2028	70	71
Allegheny County PA GO	5.000%	11/1/2029	500	505
Commonwealth of Pennsylvania GO	5.000%	7/15/2026	965	968
Commonwealth of Pennsylvania GO	5.000%	8/15/2026	525	528
Commonwealth of Pennsylvania GO	5.000%	8/15/2026	565	568
Commonwealth of Pennsylvania GO	5.000%	8/15/2026	245	246
Commonwealth of Pennsylvania GO	5.000%	9/1/2026	525	528
Commonwealth of Pennsylvania GO	5.000%	9/1/2026	435	438
Commonwealth of Pennsylvania GO	5.000%	9/15/2026	995	1,002
Commonwealth of Pennsylvania GO	5.000%	9/15/2026	1,710	1,722
Commonwealth of Pennsylvania GO	5.000%	10/1/2026	1,175	1,184
Commonwealth of Pennsylvania GO	5.000%	1/1/2027	1,880	1,907
Commonwealth of Pennsylvania GO	5.000%	1/15/2027	340	345
Commonwealth of Pennsylvania GO	5.000%	3/1/2027	60	61
Commonwealth of Pennsylvania GO	5.000%	7/15/2027	975	1,002
Commonwealth of Pennsylvania GO	5.000%	8/15/2027	760	783
Commonwealth of Pennsylvania GO	5.000%	8/15/2027	385	397
Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,150	1,184
Commonwealth of Pennsylvania GO	5.000%	9/1/2027	250	258
Commonwealth of Pennsylvania GO	5.000%	9/1/2027	1,045	1,077
Commonwealth of Pennsylvania GO	5.000%	9/15/2027	165	166
Commonwealth of Pennsylvania GO	5.000%	9/15/2027	370	373
Commonwealth of Pennsylvania GO	5.000%	1/1/2028	945	958
Commonwealth of Pennsylvania GO	5.000%	1/15/2028	1,250	1,268
Commonwealth of Pennsylvania GO	4.000%	2/15/2028	255	262
Commonwealth of Pennsylvania GO	5.000%	3/1/2028	710	741
Commonwealth of Pennsylvania GO	5.000%	4/1/2028	1,460	1,527
Commonwealth of Pennsylvania GO	5.000%	7/15/2028	1,125	1,180
Commonwealth of Pennsylvania GO	5.000%	8/15/2028	100	105
Commonwealth of Pennsylvania GO	5.000%	8/15/2028	355	373
Commonwealth of Pennsylvania GO	5.000%	9/1/2028	400	421
Commonwealth of Pennsylvania GO	5.000%	9/1/2028	550	578
Commonwealth of Pennsylvania GO	5.000%	9/15/2028	525	528
Commonwealth of Pennsylvania GO	5.000%	10/1/2028	785	827
Commonwealth of Pennsylvania GO	4.000%	1/1/2029	100	101
Commonwealth of Pennsylvania GO	5.000%	4/1/2029	65	69
Commonwealth of Pennsylvania GO	5.000%	7/15/2029	1,025	1,096
Commonwealth of Pennsylvania GO	5.000%	8/15/2029	330	353
Commonwealth of Pennsylvania GO	5.000%	9/1/2029	760	815
Commonwealth of Pennsylvania GO	5.000%	9/15/2029	325	327
Commonwealth of Pennsylvania GO	5.000%	10/1/2029	210	225
Commonwealth of Pennsylvania GO	4.000%	1/1/2030	750	756
Commonwealth of Pennsylvania GO	5.000%	4/1/2030	1,040	1,126

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,000	1,090
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,395	1,520
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	970	1,058
	Commonwealth of Pennsylvania GO	4.000%	9/15/2030	320	320
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	460	502
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	295	293
	Commonwealth of Pennsylvania GO	4.000%	2/15/2031	250	263
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	85	94
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	215	238
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	825	912
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	320	354
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	360	360
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	625	648
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	1,035	1,154
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	260	273
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	190	213
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	315	353
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	1,105	1,238
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	935	936
	Commonwealth of Pennsylvania GO	5.000%	4/1/2033	2,005	2,259
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	100	115
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	70	73
[3]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	2,365	2,493
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	95	95
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	115	116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	135	136
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	500	512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	715	715
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	500	522
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	50	50
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	500	531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	390	422
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,085	2,106
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	470	491
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	400	439
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	250	277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	995	1,015
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	400	444
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	300	337
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	895	987
	Philadelphia PA GO	5.000%	8/1/2026	120	120
	Philadelphia PA GO	5.000%	8/1/2026	535	537
	Philadelphia PA GO	5.000%	8/1/2027	855	878
	Philadelphia PA GO	5.000%	8/1/2028	865	908
	Philadelphia PA GO	5.000%	8/1/2030	265	289
	Philadelphia PA GO	5.000%	8/1/2031	865	954
	Philadelphia PA GO	5.000%	8/1/2032	1,140	1,273
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	205	216
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	385	426
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	330	332
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	380	355
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	130	117
	School District of Philadelphia GO	5.000%	9/1/2026	965	970
[6]	School District of Philadelphia GO	5.000%	9/1/2027	175	176
[2]	School District of Philadelphia GO	5.000%	9/1/2027	820	842
	School District of Philadelphia GO	5.000%	9/1/2028	710	714
[2]	School District of Philadelphia GO	5.000%	9/1/2028	1,430	1,497
	School District of Philadelphia GO	5.000%	9/1/2029	25	25
[2]	School District of Philadelphia GO	5.000%	9/1/2029	760	809
	School District of Philadelphia GO	5.000%	9/1/2030	260	261
[2]	School District of Philadelphia GO	5.000%	9/1/2030	425	459
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	205	215
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	500	505
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,530	1,546
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	360	381
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	1,875	1,987
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	3,135	3,502
					75,197

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	720	721
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	740	741
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	175	175
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	675	677
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	235	236
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	1,035	1,063
					3,613
South Carolina (0.5%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	1,605	1,623
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	195	207
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	50	53
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	1,525	1,543
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	1,370	1,420
	Horry County SC School District GO	5.000%	3/1/2028	175	182
	Horry County SC School District GO	5.000%	3/1/2029	175	186
[3]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2029	80	74
[3]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	15	12
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	45	45
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	95	95
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	895	905
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	85	90
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	645	650
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	250	264
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	445	488
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	275	306
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	1,120	1,177
					9,320
South Dakota (0.0%)
[6]	Brandon South Dakota Sales Tax Revenue	3.000%	12/1/2026	55	55
Tennessee (0.4%)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	625	626
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	995	997
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	615	624
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	340	349
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	220	226
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	415	421
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	150	148
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	30	32
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	165	175
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	90	94
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	80	87
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	500	541
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	80	84
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	875	963
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	765	854
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	1,300	1,469
					7,690
Texas (9.5%)
	Alamo Community College District GO	5.000%	2/15/2027	480	488
	Alamo Community College District GO	5.000%	2/15/2029	485	514
[8]	Allen Independent School District GO	5.000%	2/15/2027	945	962
[8]	Argyle Independent School District GO PUT	4.000%	8/15/2027	355	360
[8]	Argyle Independent School District GO PUT	4.000%	8/15/2028	550	562
[8]	Austin Independent School District GO	5.000%	8/1/2032	300	332
	Austin TX GO	5.000%	9/1/2027	1,040	1,071
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2027	130	135
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	325	344
	Bexar County TX GO, Prere.	5.000%	6/15/2026	2,335	2,337
	Bexar County TX GO, Prere.	5.000%	6/15/2026	1,000	1,001
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,240	1,246
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	245	246
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	250	251
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	105	106
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	825	829
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	410	422

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	335	344
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	160	165
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	110	116
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	685	720
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	505	542
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	565	606
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	845	906
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	2,715	2,965
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	315	344
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	300	333
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	735	815
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	475	527
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	500	554
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,180	1,257
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	470	528
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,450	1,629
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	500	562
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	495	542
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	535	591
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	135	144
[8]	Clear Creek Independent School District GO	5.000%	2/15/2030	135	146
[8]	Clear Creek Independent School District GO	5.000%	2/15/2031	85	94
[8]	Conroe Independent School District GO	5.000%	2/15/2029	200	213
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	625	635
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	540	549
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	1,020	1,060
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	1,300	1,381
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	1,330	1,438
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	380	423
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	755	802
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	1,045	1,124
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	330	358
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	140	150
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	390	431
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2031	140	157
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	675	722
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	100	104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	485	490
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	190	192
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	70	72
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	115	121
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	110	116
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	645	694
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	565	617
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	415	453
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	325	355
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	225	245
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	895	989
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	480	537
[8]	Dallas Independent School District GO	5.000%	2/15/2029	660	702
[8]	Dallas Independent School District GO	5.000%	2/15/2029	1,020	1,085
[8]	Dallas Independent School District GO	5.000%	2/15/2030	1,270	1,376
[8]	Dallas Independent School District GO	5.000%	2/15/2033	680	766
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2028	305	316
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2029	80	84
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2030	80	85
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2030	4,315	4,607
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2031	190	207
[8]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/2027	60	61
[8]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/2027	310	315
	Dallas TX GO	5.000%	2/15/2027	225	229
	Dallas TX GO	5.000%	2/15/2027	145	147
	Dallas TX GO	5.000%	2/15/2028	100	104
	Dallas TX GO	5.000%	2/15/2029	255	270
	Dallas TX GO	5.000%	2/15/2030	260	281
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	105	106
[8]	Denton Independent School District GO PUT	4.000%	8/15/2028	410	419
[8]	Denton Independent School District GO PUT	4.000%	8/15/2030	210	218
	Denton TX GO	5.000%	2/15/2027	990	1,007
	Denton TX GO	5.000%	2/15/2028	495	515

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	360	359
[8]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	770	780
[8]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	1,360	1,383
[8]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	1,725	1,726
[8]	Frisco Independent School District GO	5.000%	2/15/2028	245	255
[8]	Frisco Independent School District GO	5.000%	2/15/2029	540	573
[8]	Frisco Independent School District GO	5.000%	2/15/2030	325	351
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	250	257
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	572
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	320	337
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	5,900	5,900
	Harris County TX GO	5.000%	9/15/2026	305	307
	Harris County TX GO	5.000%	10/1/2026	330	333
	Harris County TX Highway Revenue	5.000%	8/15/2030	830	833
	Harris County TX Highway Revenue	5.000%	8/15/2031	270	271
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	260	279
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	250	272
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	1,185	1,229
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	570	590
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	520	536
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	295	310
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	735	786
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	1,000	1,086
[8]	Houston Independent School District GO	5.000%	2/15/2027	140	140
[8]	Houston Independent School District GO	5.000%	2/15/2027	1,935	1,969
[8]	Houston Independent School District GO	5.000%	2/15/2028	560	569
[8]	Houston Independent School District GO	5.000%	2/15/2028	50	50
[8]	Houston Independent School District GO	5.000%	2/15/2028	860	896
	Houston Independent School District GO PUT	5.000%	7/15/2028	955	995
[8]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	1,805	1,821
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	395	414
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	655	685
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,035	1,155
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	1,555	1,572
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	300	311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	405	435
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	180	197
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	200	217
	Houston TX GO	5.000%	3/1/2027	505	506
	Houston TX GO	5.000%	3/1/2027	320	326
	Houston TX GO	5.000%	3/1/2028	1,450	1,477
	Houston TX GO	5.000%	3/1/2028	440	459
	Houston TX GO	5.000%	3/1/2029	165	168
	Houston TX GO	5.000%	3/1/2029	550	583
	Houston TX GO	5.000%	3/1/2030	490	519
	Houston TX GO	5.000%	3/1/2031	290	317
	Houston TX GO	5.000%	3/1/2032	655	726
	Houston TX GO	5.000%	3/1/2033	680	762
[8]	Katy Independent School District GO	5.000%	2/15/2027	520	529
[8]	Katy Independent School District GO	5.000%	2/15/2028	435	453
[8]	Klein Independent School District GO	5.000%	8/1/2029	240	257
[8]	Lewisville Independent School District GO	4.000%	8/15/2027	440	440
[8]	Lewisville Independent School District GO	5.000%	8/15/2029	1,130	1,211
[8]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	260	260
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	745	812
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	270	276
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	100	106
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	485	525
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	100	108
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	185	203
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	100	110
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	425	476
[8]	Montgomery Independent School District GO	5.000%	2/15/2033	1,400	1,577
[8]	North East TX Independent School District GO	5.250%	2/1/2027	180	183
[8]	North East TX Independent School District GO	5.250%	2/1/2029	265	283
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	280	288
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	455	488
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	360	398
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	785	877
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	345	349

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,815	1,841
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	400	406
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	570	592
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	255	270
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	595	629
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	810	858
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	330	355
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,470	1,588
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	265	290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	210	230
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	380	417
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	245	268
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	380	422
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,420	1,570
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	675	645
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	535	496
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	1,260	1,133
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	1,315	1,144
[8]	Northside Independent School District GO PUT	3.000%	8/1/2026	175	175
[8]	Northside Independent School District GO PUT	2.000%	6/1/2027	250	247
[8]	Northside Independent School District GO PUT	3.550%	6/1/2028	2,050	2,074
[8]	Pearland Independent School District GO	5.000%	2/15/2032	365	407
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2029	100	107
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,200	1,326
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	715	734
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	710	786
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	235	260
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	1,515	1,697
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	790	886
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	4,000	4,004
[8]	Plano Independent School District GO	5.000%	2/15/2027	250	254
[8]	Plano Independent School District GO	5.000%	2/15/2028	140	146
[8]	Plano Independent School District GO	5.000%	2/15/2029	555	591
[8]	Plano Independent School District GO	5.000%	2/15/2030	245	266
[8]	Plano Independent School District GO	5.000%	2/15/2031	340	375
[8]	Plano Independent School District GO	5.000%	2/15/2032	135	151
	Plano Independent School District GO	5.000%	2/15/2033	370	413
[8]	Round Rock Independent School District GO	5.000%	8/1/2030	885	948
[8]	Round Rock Independent School District GO	4.000%	8/1/2032	180	186
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	80	80
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,280	1,329
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,280	1,329
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	435	437
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,015	1,075
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	490	492
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	520	570
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	1,375	1,526
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	275	309
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	150	150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	1,360	1,351
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	2,000	1,995
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	1,305	1,295
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	1,500	1,492
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	1,350	1,338
[8]	San Antonio TX Independent School District GO	5.000%	8/15/2026	1,880	1,889
[8]	Spring Branch Independent School District GO	5.000%	2/1/2027	1,060	1,077
[8]	Spring Branch Independent School District GO	5.000%	2/1/2028	165	172
[8]	Spring Branch Independent School District GO	5.000%	2/1/2029	970	1,031
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2031	510	561
	Texas A&M University College & University Revenue	5.000%	5/15/2027	390	399
	Texas A&M University College & University Revenue	5.000%	5/15/2027	365	374
	Texas A&M University College & University Revenue	5.000%	5/15/2028	620	634
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	1,300	1,310
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	870	877
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	1,325	1,485
	Texas GO	5.000%	10/1/2026	180	180
	Texas GO	5.000%	10/1/2026	480	484
	Texas GO	5.000%	10/1/2027	625	645
	Texas GO	5.000%	10/1/2027	150	155
	Texas GO	3.200%	10/1/2028	200	200

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/2028	290	306
	Texas GO	3.300%	10/1/2029	465	465
	Texas GO	5.000%	10/1/2029	815	840
	Texas GO	5.000%	10/1/2029	255	274
	Texas GO	5.000%	10/1/2030	205	211
	Texas GO	5.000%	10/1/2030	1,500	1,632
	Texas GO	5.000%	10/1/2031	555	571
	Texas GO	5.000%	10/1/2031	1,085	1,198
	Texas GO	5.000%	10/1/2031	250	278
	Texas GO	5.000%	10/1/2032	835	859
	Texas GO	5.000%	10/1/2032	1,210	1,352
	Texas GO	5.000%	10/1/2032	1,350	1,520
	Texas GO PUT	2.800%	10/1/2030	3,440	3,422
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	190	201
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2032	20	21
	Texas State University System College & University Revenue	5.000%	3/15/2027	1,435	1,461
	Texas State University System College & University Revenue	5.000%	3/15/2028	535	544
	Texas State University System College & University Revenue	5.000%	3/15/2028	530	551
[2]	Texas State University System College & University Revenue	5.000%	3/15/2028	710	728
	Texas State University System College & University Revenue	5.000%	3/15/2029	230	234
[2]	Texas State University System College & University Revenue	5.000%	3/15/2029	635	663
	Texas State University System College & University Revenue	5.000%	3/15/2030	500	541
	Texas State University System College & University Revenue	5.000%	3/15/2031	305	310
	Texas State University System College & University Revenue	5.000%	3/15/2031	115	126
	Texas State University System College & University Revenue	5.000%	3/15/2031	500	549
	Texas State University System College & University Revenue	5.000%	3/15/2032	1,000	1,114
	Texas State University System College & University Revenue	5.000%	3/15/2033	500	563
	Texas Transportation Commission GO	5.000%	4/1/2027	825	842
	Texas Transportation Commission GO	5.000%	4/1/2029	800	852
	Texas Transportation Commission GO	5.000%	4/1/2030	645	700
	Texas Transportation Commission GO	5.000%	4/1/2030	400	434
	Texas Transportation Commission GO	5.000%	4/1/2031	1,465	1,616
	Texas Transportation Commission GO	5.000%	4/1/2031	340	375
	Texas Transportation Commission GO	5.000%	4/1/2032	400	448
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	370	382
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	70	70
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	760	801
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	340	351
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	120	126
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	50	50
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,020	1,052
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	380	384
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	110	110
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	885	928
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	1,295	1,290
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/2028	1,060	1,088
	University of Houston College & University Revenue	5.000%	2/15/2033	1,500	1,693
	Williamson County TX GO	5.000%	2/15/2030	245	264
	Williamson County TX GO	5.000%	2/15/2031	180	197
					189,782
Utah (0.4%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	130	136
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	485	517
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	240	261
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	595	646
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	400	440
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	55	60
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	800	890
	Utah GO	5.000%	7/1/2026	535	536
	Utah GO	5.000%	7/1/2026	190	190
	Utah GO	5.000%	7/1/2026	245	246
	Utah GO	5.000%	7/1/2027	320	328
	Utah GO	5.000%	7/1/2028	305	321
	Utah GO	5.000%	7/1/2029	315	335
	Utah GO	5.000%	7/1/2030	840	892
	Utah GO	5.000%	7/1/2031	580	615
	Utah GO	5.000%	7/1/2032	210	222
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	185	196
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	210	227

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	270	297
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	285	318
					7,673
Virginia (1.6%)
	Commonwealth of Virginia GO	5.000%	6/1/2026	570	570
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/2026	1,315	1,317
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	185	192
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	395	413
[2]	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2028	500	519
[2]	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2029	400	425
[2]	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2031	240	264
[2]	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2032	250	279
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	350	350
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	400	406
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	255	259
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	525	533
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	300	312
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	285	297
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	125	130
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	335	340
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	935	971
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	270	287
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	380	403
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	340	361
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	415	421
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	580	628
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	625	677
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	495	525
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	245	249
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	440	456
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,050	1,155
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	160	158
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	315	352
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	415	463
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	905	1,023
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	385	385
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	200	201
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	350	372
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	245	265
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	175	178
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	1,090	1,116
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	605	625
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	1,135	1,175
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	1,210	1,252
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	1,125	1,162
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	280	289
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2028	145	152
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	175	187
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	345	388
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	120	135
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	5	6
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2030	655	714
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2031	265	294
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	475	478
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	320	326
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	755	779
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	395	397
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	550	566
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	565	581
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	2,470	2,741
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	915	1,013
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	360	361
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,255	1,292

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	155	160
					32,325
Washington (4.0%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	430	434
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	800	829
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	200	212
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	1,025	1,108
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	310	341
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	265	296
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	195	184
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	270	271
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	345	346
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	1,140	1,169
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	1,440	1,512
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	1,075	1,127
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	715	780
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	1,000	1,092
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	385	403
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	500	554
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	785	882
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	305	319
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	95	99
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,130	1,269
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,025	1,151
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	200	208
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	500	568
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	365	374
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	1,185	1,215
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	200	205
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	1,310	1,343
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	970	1,019
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	500	525
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	1,235	1,387
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	370	416
	Energy Northwest Nuclear Revenue (Project No. 1), ETM	5.000%	7/1/2026	395	396
	Energy Northwest Nuclear Revenue (Project No. 1), ETM	5.000%	7/1/2026	415	416
	Energy Northwest Nuclear Revenue (Project No. 1), ETM	5.000%	7/1/2026	625	626
	Energy Northwest Nuclear Revenue (Project No. 1), ETM	5.000%	7/1/2026	265	266
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	320	328
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	2,125	2,232
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue), ETM	5.000%	7/1/2026	770	771
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2027	900	922
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	1,645	1,687
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	805	846
	Energy Northwest Nuclear Revenue (Project No. 3), ETM	5.000%	7/1/2026	530	531
	Energy Northwest Nuclear Revenue, ETM	5.000%	7/1/2026	1,245	1,247
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	400	413
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	330	334
	King County School District No. 411 Issaquah GO	3.000%	12/1/2030	245	245
	King County School District No. 411 Issaquah GO	5.000%	12/1/2032	140	142
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	295	302
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	365	377
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	360	376
	King County WA GO	4.000%	1/1/2027	265	267
	King County WA GO	5.000%	1/1/2030	430	465
	King County WA GO	5.000%	1/1/2031	400	440
	King County WA GO	5.000%	1/1/2032	950	1,051
	King County WA Sewer Revenue	4.000%	7/1/2030	300	300
	King County WA Sewer Revenue	4.000%	7/1/2031	605	606
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	615	671
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	1,275	1,410
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2032	185	207
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	100	101
	Washington GO	4.000%	7/1/2026	2,650	2,653
	Washington GO	4.000%	7/1/2026	560	561
	Washington GO	4.000%	7/1/2026	775	776
	Washington GO	5.000%	7/1/2026	25	25
	Washington GO	5.000%	7/1/2026	295	296
	Washington GO	5.000%	8/1/2026	630	632

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/2026	1,360	1,365
	Washington GO	5.000%	8/1/2026	765	768
	Washington GO	4.000%	7/1/2027	1,415	1,437
	Washington GO	4.000%	7/1/2027	335	340
	Washington GO	5.000%	7/1/2027	230	236
	Washington GO	5.000%	7/1/2027	990	1,016
	Washington GO	5.000%	7/1/2027	380	390
	Washington GO	5.000%	8/1/2027	1,050	1,079
	Washington GO	5.000%	8/1/2027	330	339
	Washington GO	5.000%	8/1/2027	575	591
	Washington GO	5.000%	8/1/2027	435	447
	Washington GO	4.000%	7/1/2028	695	716
	Washington GO	4.000%	7/1/2028	830	855
	Washington GO	5.000%	7/1/2028	765	803
	Washington GO	5.000%	7/1/2028	315	331
	Washington GO	5.000%	7/1/2028	125	131
	Washington GO	5.000%	8/1/2028	175	180
	Washington GO	5.000%	8/1/2028	510	524
	Washington GO	5.000%	8/1/2028	1,155	1,215
	Washington GO	5.000%	8/1/2028	105	110
	Washington GO	4.000%	7/1/2029	340	354
	Washington GO	4.000%	7/1/2029	325	339
	Washington GO	5.000%	7/1/2029	960	1,029
	Washington GO	5.000%	7/1/2029	1,180	1,264
	Washington GO	5.000%	7/1/2029	500	536
	Washington GO	5.000%	8/1/2029	225	226
	Washington GO	5.000%	8/1/2029	425	437
	Washington GO	5.000%	8/1/2029	1,810	1,943
	Washington GO	5.000%	8/1/2029	1,000	1,073
	Washington GO	5.000%	7/1/2030	975	1,065
	Washington GO	5.000%	7/1/2030	465	508
	Washington GO	5.000%	7/1/2030	665	726
	Washington GO	5.000%	7/1/2030	135	147
	Washington GO	5.000%	8/1/2030	490	492
	Washington GO	5.000%	8/1/2030	840	863
	Washington GO	5.000%	8/1/2030	465	508
	Washington GO	5.000%	8/1/2030	500	547
	Washington GO	5.000%	7/1/2031	825	915
	Washington GO	5.000%	7/1/2031	1,215	1,347
	Washington GO	5.000%	8/1/2031	735	755
	Washington GO	5.000%	8/1/2031	280	281
	Washington GO	5.000%	8/1/2031	80	82
	Washington GO	5.000%	8/1/2031	500	555
	Washington GO	5.000%	7/1/2032	600	674
	Washington GO	5.000%	7/1/2032	1,700	1,910
	Washington GO	5.000%	8/1/2032	350	359
	Washington GO	5.000%	8/1/2032	505	568
	Washington GO	5.000%	8/1/2032	1,075	1,209
	Washington GO	5.000%	8/1/2032	315	330
	Washington GO	5.000%	8/1/2032	165	166
	Washington GO	5.000%	8/1/2033	140	143
	Washington GO	5.000%	8/1/2033	500	569
					79,349
Wisconsin (1.3%)
	Dane County WI GO	2.500%	6/1/2027	100	100
	Green Bay Area Public School District GO	5.000%	4/1/2027	615	627
[9]	Public Finance Authority Charter School Aid Revenue, Prere.	5.000%	6/15/2026	1,125	1,126
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	120	122
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	510	521
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	1,180	1,205
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	1,150	1,181
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	790	811
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	510	523
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	1,070	1,098
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	150	161
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	360	393
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	100	103
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	1,725	1,914
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	170	191

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	11/1/2026	455	460
	Wisconsin GO	5.000%	11/1/2026	935	944
	Wisconsin GO	5.000%	5/1/2027	110	112
	Wisconsin GO	5.000%	5/1/2027	180	184
	Wisconsin GO	5.000%	5/1/2027	415	424
	Wisconsin GO	5.000%	11/1/2027	1,200	1,227
	Wisconsin GO	5.000%	11/1/2027	1,135	1,161
	Wisconsin GO	5.000%	11/1/2027	2,300	2,352
	Wisconsin GO	5.000%	5/1/2028	385	403
	Wisconsin GO	5.000%	5/1/2028	280	293
	Wisconsin GO	5.000%	11/1/2028	725	741
	Wisconsin GO	5.000%	11/1/2028	1,005	1,028
	Wisconsin GO	5.000%	5/1/2029	1,135	1,213
	Wisconsin GO	5.000%	5/1/2030	390	425
	Wisconsin GO	5.000%	5/1/2030	415	452
	Wisconsin GO	5.000%	5/1/2030	465	507
	Wisconsin GO	5.000%	5/1/2031	135	149
	Wisconsin GO	5.000%	5/1/2031	700	774
	Wisconsin GO	5.000%	5/1/2031	960	1,062
[2]	Wisconsin GO	5.000%	5/1/2031	385	417
	Wisconsin GO	5.000%	5/1/2032	550	617
	Wisconsin GO	5.000%	5/1/2032	110	123
	Wisconsin GO	5.000%	5/1/2032	1,010	1,134
[2]	Wisconsin GO	5.000%	5/1/2032	315	346
	Wisconsin GO	5.000%	5/1/2033	85	97
					26,721
Total Tax-Exempt Municipal Bonds (Cost $1,968,219)					1,971,357
				Shares
Temporary Cash Investments (2.0%)
Investment Company (2.0%)
[10]	Vanguard Municipal Low Duration Fund (Cost $39,726)	1.982%		3,972,606	39,726
Total Investments (100.8%) (Cost $2,007,945)					2,011,083
Other Assets and Liabilities—Net (-0.8%)					(15,447)
Net Assets (100%)					1,995,636
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $1,126, representing 0.1% of net assets.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,968,219)	1,971,357
Affiliated Issuers (Cost $39,726)	39,726
Total Investments in Securities	2,011,083
Investment in Vanguard	42
Receivables for Investment Securities Sold	475
Receivables for Accrued Income	25,230
Receivables for Capital Shares Issued	7,590
Total Assets	2,044,420
Liabilities
Payables for Investment Securities Purchased	48,741
Payables to Vanguard	43
Total Liabilities	48,784
Net Assets	1,995,636
At May 31, 2026, net assets consisted of:

Paid-in Capital	1,988,023
Total Distributable Earnings (Loss)	7,613
Net Assets	1,995,636

Net Assets
Applicable to 19,725,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,995,636
Net Asset Value Per Share	$101.17

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest[1]	24,418
Total Income	24,418
Expenses
The Vanguard Group—Note C
Investment Advisory Services	157
Management and Administrative	226
Marketing and Distribution	44
Custodian Fees	9
Shareholders’ Reports	18
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	463
Net Investment Income	23,955
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	142
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(9,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,848
1	Interest income from an affiliated company of the fund was $271. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.
2	Includes $139 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,955	29,794
Realized Net Gain (Loss)	142	3
Change in Unrealized Appreciation (Depreciation)	(9,249)	9,054
Net Increase (Decrease) in Net Assets Resulting from Operations	14,848	38,851
Distributions
Total Distributions	(23,200)	(27,547)
Capital Share Transactions
Issued	492,961	954,398
Issued in Lieu of Cash Distributions	—	—
Redeemed	(15,258)	—
Net Increase (Decrease) from Capital Share Transactions	477,703	954,398
Total Increase (Decrease)	469,351	965,702
Net Assets
Beginning of Period	1,526,285	560,583
End of Period	1,995,636	1,526,285

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,		March 7, 2023[1] to November 30, 2023
		2025	2024
Net Asset Value, Beginning of Period	$101.58	$101.01	$100.78	$100.00
Investment Operations
Net Investment Income[2]	1.387	2.943	3.068	2.098
Net Realized and Unrealized Gain (Loss) on Investments	(.418)	.468	.163	.252
Total from Investment Operations	.969	3.411	3.231	2.350
Distributions
Dividends from Net Investment Income	(1.379)	(2.841)	(3.001)	(1.570)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.379)	(2.841)	(3.001)	(1.570)
Net Asset Value, End of Period	$101.17	$101.58	$101.01	$100.78
Total Return	0.96%	3.44%	3.26%	2.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,996	$1,526	$561	$391
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.74%	2.91%	3.05%	2.85%[4]
Portfolio Turnover Rate[5]	6%	24%	21%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $42,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,971,357	—	1,971,357
Temporary Cash Investments	39,726	—	—	39,726
Total	39,726	1,971,357	—	2,011,083
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,007,997
Gross Unrealized Appreciation	6,903
Gross Unrealized Depreciation	(3,817)
Net Unrealized Appreciation (Depreciation)	3,086
F.	During the six months ended May 31, 2026, the fund purchased $465,009,000 of investment securities and sold $106,738,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $119,576,000 and $12,939,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	4,850	9,475
Issued in Lieu of Cash Distributions	—	—
Redeemed	(150)	—
Net Increase (Decrease) in Shares Outstanding	4,700	9,475
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At May 31, 2026, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0142 072026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.